UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05398

AB VARIABLE PRODUCTS SERIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Variable Products Series Fund, Inc.

AB Balanced Wealth Strategy Portfolio

Portfolio of Investments

September 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 39.2%
Information Technology - 6.5%
Communications Equipment - 0.6%
Cisco Systems, Inc.	21,494	$1,045,683
Nokia Oyj (Sponsored ADR)-Class A	97,644	544,854

		1,590,537

Electronic Equipment, Instruments & Components - 0.2%
CDW Corp./DE	4,828	429,306

IT Services - 1.4%
Atos SE	325	38,671
Cognizant Technology Solutions Corp.-Class A	7,698	593,901
Fidelity National Information Services, Inc.	6,768	738,186
Otsuka Corp.	700	26,110
Paychex, Inc.	1,293	95,229
Total System Services, Inc.	7,342	724,949
Visa, Inc.-Class A	11,825	1,774,814

		3,991,860

Semiconductors & Semiconductor Equipment - 0.9%
Intel Corp.	21,534	1,018,343
Texas Instruments, Inc.	5,627	603,721
Xilinx, Inc.	9,694	777,168

		2,399,232

Software - 1.9%
Adobe Systems, Inc. (a)	3,746	1,011,233
ANSYS, Inc. (a)	500	93,340
CA, Inc.	1,093	48,256
Check Point Software Technologies Ltd. (a)	844	99,313
Microsoft Corp.	22,174	2,536,040
Oracle Corp.	23,578	1,215,682
Oracle Corp. Japan	300	24,172
Red Hat, Inc. (a)	646	88,037
Sage Group PLC (The)	5,914	45,168
SAP SE	567	69,720
VMware, Inc.-Class A (a)	562	87,706

		5,318,667

Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	14,270	3,221,310
HP, Inc.	24,179	623,093
Xerox Corp.	15,067	406,507

		4,250,910

		17,980,512

Financials - 5.8%
Banks - 2.6%
Bank of America Corp.	65,653	1,934,137
Barclays PLC	23,354	51,800
Chiba Bank Ltd. (The)	4,100	28,001
Citigroup, Inc.	12,360	886,706
Commonwealth Bank of Australia	920	47,485
Cullen/Frost Bankers, Inc.	768	80,210
JPMorgan Chase & Co.	21,751	2,454,382

Company	Shares	U.S. $ Value
Lloyds Banking Group PLC	74,202	$57,068
Nordea Bank AB	5,019	54,610
PNC Financial Services Group, Inc. (The)	736	100,236
Seven Bank Ltd.	4,500	14,213
Svenska Handelsbanken AB-Class A SHS	3,983	50,232
US Bancorp	2,010	106,148
Wells Fargo & Co.	26,716	1,404,193

		7,269,421

Capital Markets - 1.0%
ASX Ltd.	680	31,278
Charles Schwab Corp. (The)	2,003	98,447
CI Financial Corp.	1,908	30,297
CME Group, Inc.-Class A	4,793	815,817
Goldman Sachs Group, Inc. (The)	4,009	898,978
IGM Financial, Inc.	1,292	35,510
Raymond James Financial, Inc.	665	61,213
S&P Global, Inc.	2,411	471,085
Schroders PLC	1,119	45,072
Singapore Exchange Ltd.	4,900	26,409
State Street Corp.	985	82,523
T. Rowe Price Group, Inc.	777	84,833
TD Ameritrade Holding Corp.	1,599	84,475

		2,765,937

Consumer Finance - 0.2%
Synchrony Financial	20,730	644,288

Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc.-Class B (a)	8,333	1,784,179

Insurance - 1.3%
Everest Re Group Ltd.	4,989	1,139,837
Fidelity National Financial, Inc.	23,214	913,471
Legal & General Group PLC	15,119	51,613
PICC Property & Casualty Co., Ltd.-Class H	34,000	40,015
Progressive Corp. (The)	18,357	1,304,081
Sampo Oyj-Class A	957	49,524

		3,498,541

		15,962,366

Real Estate - 4.5%
Diversified Real Estate Activities - 0.2%
Mitsubishi Estate Co., Ltd.	2,500	42,450
Mitsui Fudosan Co., Ltd.	9,400	222,318
Sumitomo Realty & Development Co., Ltd.	5,000	179,372
Sun Hung Kai Properties Ltd.	3,000	43,537
UOL Group Ltd.	6,800	34,293

		521,970

Diversified REITs - 0.3%
Armada Hoffler Properties, Inc.	4,360	65,880
Covivio	680	71,004
Dream Global Real Estate Investment Trust	3,800	43,688
Empire State Realty Trust, Inc.-Class A	4,050	67,270
GPT Group (The)	21,000	79,092
H&R Real Estate Investment Trust	3,500	53,842
Hulic Reit, Inc.	48	69,776

Company	Shares	U.S. $ Value
ICADE	875	$80,868
Kenedix Office Investment Corp.-Class A	11	70,183
Land Securities Group PLC	2,990	34,427
Merlin Properties Socimi SA	7,204	97,684
Mirvac Group	38,500	67,105
NIPPON REIT Investment Corp.	14	45,261

		846,080

Equity Real Estate Investment Trusts (REITs) - 1.5%
CapitaLand Mall Trust	17,200	27,955
Crown Castle International Corp.	8,411	936,397
CubeSmart	29,127	830,993
Japan Prime Realty Investment Corp.	8	28,523
Japan Real Estate Investment Corp.	13	68,169
Mid-America Apartment Communities, Inc.	11,723	1,174,410
Nippon Building Fund, Inc.	13	75,169
Sun Communities, Inc.	8,923	906,042

		4,047,658

Health Care REITs - 0.1%
HCP, Inc.	4,210	110,807
Healthcare Realty Trust, Inc.	2,150	62,909
LTC Properties, Inc.	960	42,346
Medical Properties Trust, Inc.	7,360	109,738
Sabra Health Care REIT, Inc.	4,400	101,728

		427,528

Hotel & Resort REITs - 0.1%
MGM Growth Properties LLC-Class A	2,120	62,519
Park Hotels & Resorts, Inc.	2,910	95,506
RLJ Lodging Trust	4,780	105,303
Summit Hotel Properties, Inc.	3,390	45,867

		309,195

Industrial REITs - 0.3%
Duke Realty Corp.	4,870	138,162
Goodman Group	9,360	70,215
PLA Administradora Industrial S de RL de CV (a)	18,650	28,642
Prologis, Inc.	4,150	281,328
Rexford Industrial Realty, Inc.	2,480	79,261
Segro PLC	3,870	32,203
STAG Industrial, Inc.	3,460	95,150
Tritax Big Box REIT PLC	24,260	46,572

		771,533

Office REITs - 0.3%
Alexandria Real Estate Equities, Inc.	1,015	127,677
alstria office REIT-AG	3,730	55,313
Brandywine Realty Trust	3,450	54,234
CapitaLand Commercial Trust	44,600	58,107
Champion REIT	61,000	42,690
City Office REIT, Inc.	1,990	25,114
Columbia Property Trust, Inc.	3,954	93,472
Corporate Office Properties Trust	3,070	91,578
Hibernia REIT PLC	13,800	22,752
Highwoods Properties, Inc.	1,410	66,637
Ichigo Office REIT Investment	39	32,145
JBG SMITH Properties	1,210	44,564

Company	Shares	U.S. $ Value
Kilroy Realty Corp.	1,140	$81,727
Workspace Group PLC	5,376	68,757

		864,767

Real Estate Development - 0.1%
CK Asset Holdings Ltd.	27,000	202,397
Instone Real Estate Group AG (a)(b)	1,030	29,305
Metrovacesa SA (a)(b)	1,880	25,053
Times China Holdings Ltd.	20,000	21,255

		278,010

Real Estate Management & Development - 0.3%
CBRE Group, Inc.-Class A (a)	15,241	672,128
Daito Trust Construction Co., Ltd.	200	25,773
Henderson Land Development Co., Ltd.	5,000	25,111
LendLease Group	2,078	29,524

		752,536

Real Estate Operating Companies - 0.4%
Aroundtown SA	11,400	101,564
Azrieli Group Ltd.	920	46,992
CA Immobilien Anlagen AG	2,120	75,763
Deutsche Wohnen SE	4,130	198,371
Entra ASA (b)	2,988	42,982
Essential Properties Realty Trust, Inc.	6,070	86,133
Fabege AB	4,480	62,037
Hemfosa Fastigheter AB	6,030	83,239
Kungsleden AB	4,850	35,691
Swire Properties Ltd.	23,000	87,113
Vonovia SE	4,992	244,150
Wharf Real Estate Investment Co., Ltd.	17,000	109,523

		1,173,558

Real Estate Services - 0.0%
Unibail-Rodamco-Westfield (a)	347	69,882

Residential REITs - 0.3%
American Campus Communities, Inc.	2,900	119,364
American Homes 4 Rent-Class A	5,470	119,738
Camden Property Trust	1,540	144,098
Essex Property Trust, Inc.	713	175,904
Independence Realty Trust, Inc.	8,420	88,663
Japan Rental Housing Investments, Inc.	76	60,035
Killam Apartment Real Estate Investment Trust	7,660	95,657
UNITE Group PLC (The)	6,710	78,049

		881,508

Retail REITs - 0.4%
Brixmor Property Group, Inc.	5,890	103,134
Charter Hall Retail REIT	13,190	40,446
Eurocommercial Properties NV	137	5,017
Fukuoka REIT Corp.	33	51,038
Japan Retail Fund Investment Corp.	18	32,666
Kenedix Retail REIT Corp.	20	42,847
Link REIT	10,768	106,021
National Retail Properties, Inc.	2,720	121,910
Regency Centers Corp.	2,280	147,448

Company	Shares	U.S. $ Value
Retail Opportunity Investments Corp.	3,710	$69,266
Simon Property Group, Inc.	2,131	376,654

		1,096,447

Specialized REITs - 0.2%
American Tower Corp.	290	42,137
Digital Realty Trust, Inc.	1,505	169,283
EPR Properties	1,010	69,094
Equinix, Inc.	160	69,262
National Storage Affiliates Trust	2,330	59,275
Safestore Holdings PLC	2,860	19,371

		428,422

		12,469,094

Health Care - 4.1%
Biotechnology - 0.9%
AbbVie, Inc.	1,046	98,931
Amgen, Inc.	574	118,984
Biogen, Inc. (a)	2,712	958,177
Celgene Corp. (a)	1,168	104,524
Gilead Sciences, Inc.	12,299	949,606
Vertex Pharmaceuticals, Inc. (a)	540	104,080

		2,334,302

Health Care Equipment & Supplies - 0.5%
Cochlear Ltd.	221	32,044
Edwards Lifesciences Corp. (a)	3,894	677,945
Medtronic PLC	6,927	681,409
Stryker Corp.	567	100,745

		1,492,143

Health Care Providers & Services - 1.3%
Aetna, Inc.	4,673	947,918
Anthem, Inc.	4,229	1,158,958
UnitedHealth Group, Inc.	5,776	1,536,647

		3,643,523

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	1,110	78,299
Waters Corp. (a)	445	86,633

		164,932

Pharmaceuticals - 1.3%
Ipsen SA	282	47,475
Jazz Pharmaceuticals PLC (a)	485	81,543
Johnson & Johnson	1,264	174,647
Merck & Co., Inc.	10,370	735,648
Novo Nordisk A/S-Class B	1,279	60,196
Pfizer, Inc.	36,895	1,625,963
Roche Holding AG	348	84,152
Sino Biopharmaceutical Ltd.	17,000	15,812
Taisho Pharmaceutical Holdings Co., Ltd.	200	24,467
Zoetis, Inc.	9,460	866,157

		3,716,060

		11,350,960

Company	Shares	U.S. $ Value
Energy - 3.8%
Energy Equipment & Services - 0.2%
C&J Energy Services, Inc. (a)	5,840	$121,472
National Oilwell Varco, Inc.	8,917	384,144
Petrofac Ltd.	3,430	28,842
Petroleum Geo-Services ASA (a)	8,960	40,205
TMK PJSC (GDR) (b)	4,390	18,175

		592,838

Oil, Gas & Consumable Fuels - 3.6%
Aker BP ASA	2,260	95,696
Anadarko Petroleum Corp.	3,170	213,690
BP PLC	66,460	509,398
Chevron Corp.	14,278	1,745,914
CNOOC Ltd.	54,000	106,927
Concho Resources, Inc. (a)	620	94,705
Continental Resources, Inc./OK (a)	1,890	129,049
Cosan SA	4,600	36,916
EOG Resources, Inc.	10,280	1,311,420
Exxon Mobil Corp.	20,876	1,774,877
Gran Tierra Energy, Inc. (a)	12,450	47,423
Inpex Corp.	6,100	76,217
JXTG Holdings, Inc.	16,700	126,315
LUKOIL PJSC (Sponsored ADR)	2,160	165,110
Marathon Petroleum Corp.	9,045	723,329
Motor Oil Hellas Corinth Refineries SA	4,260	111,287
Origin Energy Ltd. (a)	14,220	84,760
PetroChina Co., Ltd.-Class H	244,000	197,493
Petroleo Brasileiro SA (Preference Shares)	11,700	61,099
Repsol SA	13,121	261,204
Royal Dutch Shell PLC-Class B	34,580	1,210,526
S-Oil Corp.	704	86,959
SM Energy Co.	3,350	105,625
TOTAL SA	7,770	505,211
Tupras Turkiye Petrol Rafinerileri AS	3,580	79,489
Whiting Petroleum Corp. (a)	1,190	63,118
YPF SA (Sponsored ADR) (a)	5,353	82,704

		10,006,461

		10,599,299

Communication Services - 3.6%
Diversified Telecommunication Services - 0.5%
HKT Trust & HKT Ltd.-Class SS	20,000	27,501
Verizon Communications, Inc.	23,630	1,261,606

		1,289,107

Entertainment - 0.4%
Walt Disney Co. (The)	9,120	1,066,493

Interactive Media & Services - 1.8%
Alphabet, Inc.-Class C (a)	2,752	3,284,430
Facebook, Inc.-Class A (a)	10,492	1,725,514

		5,009,944

Company	Shares	U.S. $ Value
Media - 0.7%
Comcast Corp.-Class A	44,391	$1,571,885
Discovery, Inc.-Class A (a)(c)	3,028	96,896
Eutelsat Communications SA	1,981	46,802
Schibsted ASA-Class B	1,468	51,019
Sirius XM Holdings, Inc. (c)	12,503	79,019

		1,845,621

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (a)	8,800	617,584

		9,828,749

Consumer Discretionary - 3.5%
Auto Components - 0.3%
Magna International, Inc.-Class A	13,220	694,447

Automobiles - 0.0%
Fiat Chrysler Automobiles NV (a)	2,389	41,781
Ford Motor Co.	8,439	78,061
Tesla, Inc. (a)(c)	14	3,707

		123,549

Distributors - 0.0%
Jardine Cycle & Carriage Ltd.	1,100	25,746

Hotels, Restaurants & Leisure - 0.4%
Aristocrat Leisure Ltd.	427	8,769
McDonald’s Corp.	4,862	813,364
Merlin Entertainments PLC (b)	1,261	6,576
SJM Holdings Ltd.	23,000	21,192
Sodexo SA	423	44,858
Wyndham Destinations, Inc.	1,923	83,381

		978,140

Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc. (a)	41	82,123
Booking Holdings, Inc. (a)	307	609,088
eBay, Inc. (a)	7,974	263,301

		954,512

Multiline Retail - 0.0%
Dollarama, Inc.	1,114	35,094

Specialty Retail - 2.0%
AutoZone, Inc. (a)	1,133	878,868
Home Depot, Inc. (The)	9,059	1,876,572
JD Sports Fashion PLC	7,715	46,104
Kingfisher PLC	12,192	41,224
Lowe’s Cos., Inc.	1,028	118,035
Ross Stores, Inc.	10,354	1,026,081
TJX Cos., Inc. (The)	12,760	1,429,375

		5,416,259

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods - 0.5%
Hermes International	76	$50,352
Luxottica Group SpA	687	46,560
LVMH Moet Hennessy Louis Vuitton SE	192	67,847
NIKE, Inc.-Class B	14,142	1,198,110

		1,362,869

		9,590,616

Consumer Staples - 2.8%
Beverages - 0.7%
Brown-Forman Corp.-Class B	256	12,941
Carlsberg A/S-Class B	369	44,252
Coca-Cola Co. (The)	2,767	127,808
Constellation Brands, Inc.-Class A	3,590	774,076
PepsiCo, Inc.	9,164	1,024,535
Suntory Beverage & Food Ltd.	700	29,656
Treasury Wine Estates Ltd.	2,432	30,697

		2,043,965

Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	4,528	1,063,537
Dairy Farm International Holdings Ltd.	2,800	25,200
Koninklijke Ahold Delhaize NV	1,955	44,853
Sysco Corp.	104	7,618
Tsuruha Holdings, Inc.	200	24,618
US Foods Holding Corp. (a)	15,720	484,490
Walmart, Inc.	16,336	1,534,114
Woolworths Group Ltd.	530	10,749

		3,195,179

Food Products - 0.1%
Calbee, Inc.	800	26,341
Chocoladefabriken Lindt & Spruengli AG	6	41,991
Chocoladefabriken Lindt & Spruengli AG (REG)	1	81,911
McCormick & Co., Inc./MD	38	5,007
Tyson Foods, Inc.-Class A	610	36,313
Yamazaki Baking Co., Ltd.	1,100	22,035

		213,598

Household Products - 0.4%
Colgate-Palmolive Co.	511	34,211
Henkel AG & Co. KGaA	404	42,860
Procter & Gamble Co. (The)	11,201	932,259
Reckitt Benckiser Group PLC	164	14,981

		1,024,311

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The)-Class A	638	92,714
L’Oreal SA	231	55,691
Pola Orbis Holdings, Inc.	700	25,567
Shiseido Co., Ltd.	400	30,979

		204,951

Company	Shares	U.S. $ Value
Tobacco - 0.4%
Altria Group, Inc.	16,563	$998,914
Philip Morris International, Inc.	1,376	112,199

		1,111,113

		7,793,117

Industrials - 2.3%
Aerospace & Defense - 1.0%
Boeing Co. (The)	2,699	1,003,758
Northrop Grumman Corp.	2,663	845,157
Raytheon Co.	5,205	1,075,665

		2,924,580

Airlines - 0.2%
Delta Air Lines, Inc.	10,767	622,656

Commercial Services & Supplies - 0.0%
Prosegur Cia de Seguridad SA	6,706	41,627
Securitas AB-Class B	2,667	46,367

		87,994

Construction & Engineering - 0.0%
Kajima Corp.	2,000	29,081
Shimizu Corp.	2,700	24,651
Taisei Corp.	500	22,792

		76,524

Electrical Equipment - 0.1%
ABB Ltd.	2,465	58,309
Legrand SA	634	46,229
Prysmian SpA	1,730	40,167
Schneider Electric SE	61	4,898

		149,603

Industrial Conglomerates - 0.4%
Honeywell International, Inc.	6,762	1,125,196
Jardine Matheson Holdings Ltd.	400	25,095
Jardine Strategic Holdings Ltd.	700	25,406
Smiths Group PLC	2,114	41,160
Toshiba Corp. (a)	100	2,890

		1,219,747

Machinery - 0.1%
Middleby Corp. (The) (a)	834	107,878
Stanley Black & Decker, Inc.	662	96,943

		204,821

Professional Services - 0.1%
ManpowerGroup, Inc.	680	58,453
RELX PLC (a)	2,195	46,115
RELX PLC (London)	2,418	50,867

		155,435

Road & Rail - 0.3%
Norfolk Southern Corp.	4,164	751,602

Company	Shares	U.S. $ Value
Trading Companies & Distributors - 0.1%
Fastenal Co.	1,447	$83,955
Ferguson PLC	373	31,638
Mitsubishi Corp.	1,300	40,044

		155,637

Transportation Infrastructure - 0.0%
Aena SME SA (b)	246	42,621

		6,391,220

Materials - 1.2%
Chemicals - 0.4%
Air Liquide SA	429	56,337
Johnson Matthey PLC	1,330	61,716
LyondellBasell Industries NV-Class A	6,495	665,803
Mosaic Co. (The)	5,290	171,819
Praxair, Inc.	574	92,259

		1,047,934

Construction Materials - 0.1%
Buzzi Unicem SpA	1,680	34,835
Fletcher Building Ltd. (a)	10,537	45,701
Grupo Cementos de Chihuahua SAB de CV	8,340	54,490
HeidelbergCement AG	524	40,929

		175,955

Metals & Mining - 0.7%
Agnico Eagle Mines Ltd.	5,187	177,177
Alcoa Corp. (a)	4,890	197,556
Aluminum Corp. of China Ltd.-Class H (a)	200,000	88,867
Antofagasta PLC	7,750	86,121
APERAM SA	1,000	45,744
Boliden AB	5,040	140,167
Detour Gold Corp. (a)	4,710	38,069
First Quantum Minerals Ltd.	10,500	119,580
Freeport-McMoRan, Inc.	4,995	69,530
Glencore PLC (a)	69,620	300,109
Industrias Penoles SAB de CV	2,490	42,843
Lundin Mining Corp.	7,810	41,358
MMC Norilsk Nickel PJSC (ADR)	5,960	102,452
Newcrest Mining Ltd.	4,290	60,241
Orocobre Ltd. (a)	5,420	16,532
OZ Minerals Ltd.	6,050	40,784
Polyus PJSC (GDR) (b)	1,280	40,338
Rio Tinto PLC	1,850	93,317
Sumitomo Metal Mining Co., Ltd.	1,700	59,609
Syrah Resources Ltd. (a)	20,610	34,243
Vale SA (Sponsored ADR)-Class B	11,690	173,480
Yamato Kogyo Co., Ltd.	2,800	86,831

		2,054,948

		3,278,837

Utilities - 1.1%
Electric Utilities - 0.7%
Alliant Energy Corp.	382	16,262
American Electric Power Co., Inc.	18,952	1,343,318
AusNet Services	24,854	29,194

Company	Shares	U.S. $ Value
Edison International	6,560	$443,981
Fortum Oyj	1,740	43,606
Kansai Electric Power Co., Inc. (The)	2,100	31,697
Xcel Energy, Inc.	1,976	93,287

		2,001,345

Gas Utilities - 0.0%
Hong Kong & China Gas Co., Ltd.	15,000	29,731

Multi-Utilities - 0.4%
Consolidated Edison, Inc.	1,161	88,457
Engie SA	3,078	45,315
NiSource, Inc.	36,612	912,371

		1,046,143

		3,077,219

Transportation - 0.0%
Highways & Railtracks - 0.0%
Transurban Group	11,084	89,828

Health Care Equipment & Services - 0.0%
Health Care Facilities - 0.0%
Chartwell Retirement Residences	4,990	56,558

Consumer Durables & Apparel - 0.0%
Homebuilding - 0.0%
Construtora Tenda SA (a)	3,400	22,310
MRV Engenharia e Participacoes SA	6,700	20,389

		42,699

Banks - 0.0%
Diversified Banks - 0.0%
Banco Comercial Portugues SA (a)	136,570	40,434

Capital Goods - 0.0%
Industrial Conglomerates - 0.0%
Hopewell Holdings Ltd.	8,500	27,977

Total Common Stocks (cost $85,533,330)		108,579,485

INVESTMENT COMPANIES - 26.3%
Funds and Investment Trusts - 26.3% (d)(e)
AB Discovery Growth Fund, Inc.-Class Z (a)	252,511	3,583,131
AB Discovery Value Fund-Class Z	151,721	3,563,924
Bernstein Fund, Inc. - International Small Cap Portfolio-Class Z	738,142	9,175,102
Bernstein Fund, Inc. - International Strategic Equities Portfolio-Class Z	2,493,855	31,198,123
Bernstein Fund, Inc. - Small Cap Core Portfolio-Class Z	272,890	3,536,659
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio-Class Z	145,388	4,133,376
Sanford C. Bernstein Fund, Inc. - International Portfolio-Class Z	997,087	17,468,967

Total Investment Companies (cost $72,775,055)		72,659,282

Company	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 10.1%
Australia - 0.1%
Australia Government Bond
Series 136
4.75%, 4/21/27 (b)	AUD	454	$382,044

Canada - 0.6%
Canadian Government Bond
1.75%, 9/01/19	CAD	1,865	1,440,150
5.00%, 6/01/37		334	356,941

			1,797,091

France - 1.9%
French Republic Government Bond OAT
0.50%, 5/25/25 (b)	EUR	2,373	2,789,106
1.00%, 5/25/27 (b)		1,649	1,977,364
1.75%, 6/25/39 (b)		338	416,538

			5,183,008

Italy - 1.2%
Italy Buoni Poliennali Del Tesoro
2.05%, 8/01/27		624	673,194
2.20%, 6/01/27		975	1,068,325
4.50%, 3/01/24		1,154	1,470,756

			3,212,275

Japan - 1.3%
Japan Government Ten Year Bond
Series 342
0.10%, 3/20/26	JPY	208,550	1,845,067
Series 348
0.10%, 9/20/27		139,900	1,232,393
Japan Government Twenty Year Bond
Series 158
0.50%, 9/20/36		54,150	471,704

			3,549,164

Malaysia - 0.3%
Malaysia Government Bond
Series 515
3.759%, 3/15/19	MYR	3,659	886,047

Spain - 0.6%
Spain Government Bond
4.40%, 10/31/23 (b)	EUR	1,116	1,541,740

United Kingdom - 0.5%
United Kingdom Gilt
4.50%, 12/07/42 (b)	GBP	303	592,974
6.00%, 12/07/28 (b)		423	784,071

			1,377,045

United States - 3.6%
U.S. Treasury Notes
1.125%, 2/28/19	U.S.$	195	194,025

Company	Principal Amount (000)		U.S. $ Value
1.25%, 5/31/19	U.S.$	4,075	$4,041,891
2.00%, 11/30/20		2,615	2,568,829
2.25%, 2/15/27-11/15/27		1,885	1,767,287
2.75%, 4/30/23-2/15/24		1,470	1,456,146

			10,028,178

Total Governments - Treasuries (cost $28,376,258)			27,956,592

CORPORATES - INVESTMENT GRADE - 7.6%
Financial Institutions - 3.9%
Banking - 3.3%
Banco Santander SA
3.25%, 4/04/26 (b)	EUR	200	242,397
3.50%, 4/11/22	U.S.$	200	195,800
Bank of America Corp.
2.375%, 6/19/24 (b)	EUR	176	219,481
4.45%, 3/03/26	U.S.$	49	49,041
Series DD
6.30%, 3/10/26 (f)		50	53,719
Series Z
6.50%, 10/23/24 (f)		77	82,977
Bank of Ireland Group PLC
4.50%, 11/25/23 (b)		335	334,521
Barclays Bank PLC
6.625%, 3/30/22 (b)	EUR	50	67,668
Barclays PLC
4.338%, 5/16/24	U.S.$	275	271,664
BNP Paribas SA
3.80%, 1/10/24 (b)		215	210,429
7.625%, 3/30/21 (b) (f)		225	236,221
Capital One Financial Corp.
3.30%, 10/30/24		265	252,707
Citigroup, Inc.
1.375%, 10/27/21 (b)	EUR	100	120,096
3.875%, 3/26/25	U.S.$	235	228,378
4.044%, 6/01/24		293	293,981
Compass Bank
2.875%, 6/29/22		265	255,426
5.50%, 4/01/20		314	321,417
Cooperatieve Rabobank UA
4.375%, 8/04/25		320	316,448
Credit Agricole SA/London
3.375%, 1/10/22 (b)		260	255,401
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		385	380,391
Goldman Sachs Group, Inc. (The)
2.00%, 7/27/23 (b)	EUR	185	224,488
3.75%, 5/22/25	U.S.$	186	182,219
HSBC Holdings PLC
1.50%, 3/15/22 (b)	EUR	160	191,783
4.292%, 9/12/26	U.S.$	338	334,566
6.00%, 9/29/23 (b) (f)	EUR	200	257,753

Company	Principal Amount (000)		U.S. $ Value
JPMorgan Chase & Co.
1.375%, 9/16/21 (b)	EUR	126	$151,486
3.22%, 3/01/25	U.S.$	265	256,599
Lloyds Banking Group PLC
4.582%, 12/10/25		200	196,030
Morgan Stanley
5.00%, 11/24/25		175	181,090
Series G
1.375%, 10/27/26	EUR	342	388,073
1.75%, 3/11/24		182	218,242
4.35%, 9/08/26	U.S.$	520	515,564
Nationwide Building Society
4.00%, 9/14/26 (b)		290	271,579
Nordea Bank AB
3.75%, 8/30/23 (b)		240	237,581
Santander Holdings USA, Inc.
4.40%, 7/13/27		265	253,255
Santander UK PLC
5.00%, 11/07/23 (b)		200	201,640
Standard Chartered PLC
4.247%, 1/20/23 (b)(g)		335	335,985
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (b)		305	303,057
US Bancorp
Series J
5.30%, 4/15/27 (f)		116	116,187

			9,205,340

Finance - 0.1%
Synchrony Financial
4.50%, 7/23/25		192	185,660

Insurance - 0.3%
Aviva PLC
3.375%, 12/04/45 (b)	EUR	166	194,251
Series E
6.125%, 7/05/43 (b)		125	169,078
Caisse Nationale de Reassurance Mutuelle Agricole Groupama
6.00%, 1/23/27		100	139,348
Halfmoon Parent, Inc.
3.75%, 7/15/23 (b)	U.S.$	92	91,859
4.125%, 11/15/25 (b)		110	109,628
MetLife, Inc.
10.75%, 8/01/39		70	107,448

			811,612

REITS - 0.2%
American Tower Corp.
3.40%, 2/15/19		70	70,143
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23		10	9,764
Welltower, Inc.
4.00%, 6/01/25		238	234,668

Company	Principal Amount (000)		U.S. $ Value
WPC Eurobond BV
2.125%, 4/15/27	EUR	148	$170,035

			484,610

			10,687,222

Industrial - 3.3%
Basic - 0.3%
Eastman Chemical Co.
3.80%, 3/15/25	U.S.$	84	82,980
Glencore Finance Europe Ltd.
Series E
1.75%, 3/17/25 (b)	EUR	125	142,491
Glencore Funding LLC
4.125%, 5/30/23 (b)	U.S.$	126	125,675
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (b)		237	231,075
Yamana Gold, Inc.
4.95%, 7/15/24		142	140,181

			722,402

Capital Goods - 0.0%
General Electric Co.
Series D
5.00%, 1/21/21 (f)		68	66,311
Wabtec Corp.
4.15%, 3/15/24		67	66,502

			132,813

Communications - Media - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		165	167,749
Cox Communications, Inc.
2.95%, 6/30/23 (b)		91	86,581
Time Warner Cable LLC
4.125%, 2/15/21		165	166,345

			420,675

Communications - Telecommunications - 0.5%
AT&T, Inc.
2.50%, 3/15/23	EUR	100	124,224
3.40%, 5/15/25	U.S.$	575	547,205
4.125%, 2/17/26		345	340,832
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	46	36,606
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (b)	U.S.$	200	200,256
Vodafone Group PLC
3.75%, 1/16/24		78	77,114
4.125%, 5/30/25		171	169,798

			1,496,035

Company	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 0.1%
General Motors Co.
3.50%, 10/02/18	U.S.$	130	$130,000
General Motors Financial Co., Inc.
4.30%, 7/13/25		50	48,618

			178,618

Consumer Cyclical - Entertainment - 0.1%
Carnival Corp.
1.625%, 2/22/21	EUR	310	372,030

Consumer Non-Cyclical - 0.5%
AbbVie, Inc.
1.375%, 5/17/24		100	118,001
Becton Dickinson and Co.
3.734%, 12/15/24	U.S.$	66	64,625
Biogen, Inc.
4.05%, 9/15/25		251	251,876
CVS Health Corp.
4.10%, 3/25/25		120	119,587
4.30%, 3/25/28		120	118,949
McKesson Corp.
0.625%, 8/17/21	EUR	113	132,382
Philip Morris International, Inc.
0.625%, 11/08/24		193	218,066
Reynolds American, Inc.
4.45%, 6/12/25	U.S.$	145	145,930
Tyson Foods, Inc.
3.95%, 8/15/24		206	205,728

			1,375,144

Energy - 0.9%
Encana Corp.
3.90%, 11/15/21		140	140,522
Enterprise Products Operating LLC
3.70%, 2/15/26		278	273,569
Hess Corp.
4.30%, 4/01/27		199	193,153
Kinder Morgan Energy Partners LP
2.65%, 2/01/19		302	301,771
Kinder Morgan, Inc./DE
5.00%, 2/15/21 (b)		250	257,905
Marathon Petroleum Corp.
5.125%, 3/01/21		163	169,101
Noble Energy, Inc.
3.90%, 11/15/24		170	166,998
4.15%, 12/15/21		78	78,942
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		232	223,514
Sabine Pass Liquefaction LLC
5.00%, 3/15/27		146	149,835
Sunoco Logistics Partners Operations LP
4.25%, 4/01/24		240	239,258
TransCanada PipeLines Ltd.
9.875%, 1/01/21		215	244,272

Company	Principal Amount (000)		U.S. $ Value
Williams Cos., Inc. (The)
4.125%, 11/15/20	U.S.$	155	$156,682

			2,595,522

Other Industrial - 0.1%
Alfa SAB de CV
5.25%, 3/25/24 (b)		200	204,625

Services - 0.2%
Expedia Group, Inc.
3.80%, 2/15/28		185	170,516
S&P Global, Inc.
4.40%, 2/15/26		226	231,917
Total System Services, Inc.
3.75%, 6/01/23		45	44,687
4.00%, 6/01/23		83	83,456

			530,576

Technology - 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24		53	51,520
3.875%, 1/15/27		117	110,274
Dell International LLC/EMC Corp.
6.02%, 6/15/26 (b)		96	102,536
Fidelity National Information Services, Inc.
0.40%, 1/15/21	EUR	100	116,467
KLA-Tencor Corp.
4.65%, 11/01/24	U.S.$	225	230,947
Motorola Solutions, Inc.
7.50%, 5/15/25		6	6,828
Seagate HDD Cayman
4.75%, 1/01/25		127	121,879
VMware, Inc.
2.95%, 8/21/22		85	81,958

			822,409

Transportation - Services - 0.1%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (b)		200	195,980

			9,046,829

Utility - 0.4%
Electric - 0.4%
Abu Dhabi National Energy Co. PJSC
4.375%, 4/23/25 (b)		250	249,687
Adani Transmission Ltd.
4.00%, 8/03/26 (b)		210	186,923
Enel Chile SA
4.875%, 6/12/28		133	133,732
Enel Finance International NV
4.25%, 9/14/23 (b)		240	237,814
Israel Electric Corp. Ltd.
Series 6
5.00%, 11/12/24 (b)		320	325,200

Company	Principal Amount (000)		U.S. $ Value
Pacific Gas & Electric Co.
6.05%, 3/01/34	U.S.$	38	$42,893

			1,176,249

Total Corporates - Investment Grade (cost $21,105,928)			20,910,300

MORTGAGE PASS-THROUGHS - 2.5%
Agency Fixed Rate 30-Year - 2.5%
Federal Home Loan Mortgage Corp. Gold
Series 2018
4.00%, 8/01/48		190	191,716
Federal National Mortgage Association
Series 2018
4.00%, 10/01/48, TBA		75	75,726
4.50% FNCL, 10/01/48, TBA		1,557	1,606,143
5.00% FNCL, 10/01/48, TBA		455	477,608
Series 2013
4.00%, 10/01/43		861	875,809
Series 2017
3.50%, 12/01/47-1/01/48		381	374,949
Series 2018
3.50%, 2/01/48-3/01/48		1,369	1,347,846
4.00%, 8/01/48-9/01/48		683	691,377
4.50%, 9/01/48		1,237	1,283,741

Total Mortgage Pass-Throughs (cost $7,011,564)			6,924,915

INFLATION-LINKED SECURITIES - 2.5%
Japan - 1.0%
Japanese Government CPI Linked Bond
Series 21
0.10%, 3/10/26	JPY	106,993	981,708
Series 22
0.10%, 3/10/27		111,754	1,027,357
Series 23
0.10%, 3/10/28		73,469	676,698

			2,685,763

New Zealand - 0.1%
New Zealand Government Inflation Linked Bond
Series 0925
2.00%, 9/20/25 (b)	NZD	318	222,446

United States - 1.4%
U.S. Treasury Inflation Index
0.125%, 4/15/19-4/15/20 (TIPS)	U.S.$	2,316	2,298,783
0.375%, 7/15/25 (TIPS)		1,668	1,614,951

			3,913,734

Total Inflation-Linked Securities (cost $7,010,712)			6,821,943

Company	Principal Amount (000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.0%
Risk Share Floating Rate - 1.3%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2B
8.716% (LIBOR 1 Month + 6.50%), 4/25/26 (h)(i)	U.S.$	15	$14,909
Bellemeade Re Ltd.
Series 2018-2A, Class M1B
3.422% (LIBOR 1 Month + 1.35%), 8/25/28 (b)(h)		240	241,991
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN3, Class M3
6.064% (LIBOR 1 Month + 4.00%), 8/25/24 (h)		272	296,923
Series 2014-DN4, Class M3
6.614% (LIBOR 1 Month + 4.55%), 10/25/24 (h)		192	213,008
Series 2014-HQ3, Class M3
6.814% (LIBOR 1 Month + 4.75%), 10/25/24 (h)		215	238,703
Series 2016-DNA1, Class M3
7.614% (LIBOR 1 Month + 5.55%), 7/25/28 (h)		250	302,442
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M2
5.216% (LIBOR 1 Month + 3.00%), 7/25/24 (h)		86	92,112
Series 2014-C04, Class 2M2
7.216% (LIBOR 1 Month + 5.00%), 11/25/24 (h)		50	56,812
Series 2015-C01, Class 1M2
6.516% (LIBOR 1 Month + 4.30%), 2/25/25 (h)		102	112,609
Series 2015-C01, Class 2M2
6.614% (LIBOR 1 Month + 4.55%), 2/25/25 (h)		88	94,858
Series 2015-C02, Class 1M2
6.064% (LIBOR 1 Month + 4.00%), 5/25/25 (h)		137	150,434
Series 2015-C02, Class 2M2
6.064% (LIBOR 1 Month + 4.00%), 5/25/25 (h)		120	129,379
Series 2015-C03, Class 1M2
7.064% (LIBOR 1 Month + 5.00%), 7/25/25 (h)		67	76,453
Series 2015-C03, Class 2M2
7.064% (LIBOR 1 Month + 5.00%), 7/25/25 (h)		178	198,844
Series 2015-C04, Class 1M2
7.916% (LIBOR 1 Month + 5.70%), 4/25/28 (h)		62	71,767

Company	Principal Amount (000)		U.S. $ Value
Series 2015-C04, Class 2M2
7.614% (LIBOR 1 Month + 5.55%), 4/25/28 (h)	U.S.$	91	$103,417
Series 2016-C01, Class 1M2
8.814% (LIBOR 1 Month + 6.75%), 8/25/28 (h)		204	245,428
Series 2016-C01, Class 2M2
9.014% (LIBOR 1 Month + 6.95%), 8/25/28 (h)		156	184,079
Series 2016-C03, Class 2M2
7.964% (LIBOR 1 Month + 5.90%), 10/25/28 (h)		300	347,272
Series 2016-C05, Class 2M2
6.514% (LIBOR 1 Month + 4.45%), 1/25/29 (h)		200	223,109
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
6.314% (LIBOR 1 Month + 4.25%), 11/25/24 (h)(i)		29	31,242
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
7.314% (LIBOR 1 Month + 5.25%), 11/25/25 (h)(i)		134	150,336
Series 2015-WF1, Class 2M2
7.564% (LIBOR 1 Month + 5.50%), 11/25/25 (h)(i)		40	46,732

			3,622,859

Agency Floating Rate - 0.4%
Federal Home Loan Mortgage Corp. REMICs
Series 4416, Class BS
4.037% (6.10% - LIBOR 1Month), 12/15/44 (h)(j)		674	101,018
Series 4693, Class SL
4.087% (6.15% - LIBOR 1Month), 6/15/47 (h)(j)		613	100,629
Series 4719, Class JS
4.087% (6.15% - LIBOR 1Month), 9/15/47 (h)(j)		527	81,496
Series 4727, Class SA
4.042% (6.20% - LIBOR 1Month), 11/15/47 (h)(j)		683	110,908
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
4.475% (6.54% - LIBOR 1Month), 12/25/41 (h)(j)		316	54,097
Series 2012-70, Class SA
4.485% (6.55% - LIBOR 1Month), 7/25/42 (h)(j)		576	102,240
Series 2016-106, Class ES
3.935% (6.00% - LIBOR 1Month), 1/25/47 (h)(j)		628	97,965

Company	Principal Amount (000)		U.S. $ Value
Series 2017-16, Class SG
3.985% (6.05% - LIBOR 1Month), 3/25/47 (h)(j)	U.S.$	622	$96,569
Series 2017-81, Class SA
4.135% (6.20% - LIBOR 1Month), 10/25/47 (h)(j)		628	104,207
Series 2017-97, Class LS
4.135% (6.20% - LIBOR 1Month), 12/25/47 (h)(j)		489	84,762
Government National Mortgage Association
Series 2017-134, Class SE
4.122% (6.20% - LIBOR 1Month), 9/20/47 (h)(j)		462	71,520
Series 2017-65, Class ST
4.072% (6.15% - LIBOR 1Month), 4/20/47 (h)(j)		614	99,693

			1,105,104

Non-Agency Fixed Rate - 0.2%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35		27	26,174
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		60	51,440
Series 2006-24CB, Class A16
5.75%, 8/01/36		117	98,179
Series 2006-28CB, Class A14
6.25%, 10/25/36		85	69,598
Series 2006-J1, Class 1A13
5.50%, 2/25/36		66	59,416
Chase Mortgage Finance Trust
Series 2007-S5, Class 1A17
6.00%, 7/25/37		40	32,727
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
3.899%, 5/25/35		11	11,260
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-10, Class 1A8
6.00%, 5/25/36		59	49,029
Series 2006-13, Class 1A19
6.25%, 9/25/36		33	27,408
Credit Suisse Mortgage Trust
Series 2010-6R, Class 3A2
5.875%, 1/26/38 (b)		120	96,899
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		112	91,094
JP Morgan Mortgage Trust
Series 2007-S3, Class 1A8
6.00%, 8/25/37		53	45,476

Company	Principal Amount (000)		U.S. $ Value
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5
5.75%, 7/25/37	U.S.$	28	$27,490

			686,190

Non-Agency Floating Rate - 0.1%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
2.406% (LIBOR 1 Month + 0.19%), 12/25/36 (h)		274	161,565
HomeBanc Mortgage Trust
Series 2005-1, Class A1
2.314% (LIBOR 1 Month + 0.25%), 3/25/35 (h)		91	80,028

			241,593

Total Collateralized Mortgage Obligations (cost $5,418,982)			5,655,746

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%
Non-Agency Fixed Rate CMBS - 1.2%
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (b)		495	491,035
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class XA
1.534%, 2/10/48 (k)		2,399	160,293
Commercial Mortgage Trust
Series 2013-SFS, Class A1
1.873%, 4/12/35 (b)		125	120,734
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (b)		417	414,915
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (b)		276	270,214
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (b)		10	10,480
Series 2006-LDP9, Class AM
5.372%, 5/15/47 (g)		42	42,524
Series 2012-C6, Class E
5.312%, 5/15/45 (b) (g)		119	105,522
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class A3
3.801%, 8/15/48		355	357,462
Series 2015-C32, Class C
4.817%, 11/15/48 (g)		195	194,235
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39 (g)		49	33,799

Company	Principal Amount (000)		U.S. $ Value
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (b)	U.S.$	5	$5,473
Series 2015-3, Class A2
2.729%, 4/20/48 (b)		183	180,996
Series 2016-4, Class A2
2.579%, 3/10/49 (b)		161	154,586
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56 (g)(l)		112	104,080
UBS Commercial Mortgage Trust
Series 2018-C9, Class A4
4.117%, 3/15/51		300	305,024
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C
4.470%, 9/15/48 (g)		197	192,923
WF-RBS Commercial Mortgage Trust
Series 2014-C20, Class A2
3.036%, 5/15/47		165	164,814

			3,309,109

Non-Agency Floating Rate CMBS - 0.6%
Ashford Hospitality Trust
Series 2018-KEYS, Class A
3.062% (LIBOR 1 Month + 1.00%), 5/15/35 (b)(h)		200	200,184
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
3.062% (LIBOR 1 Month + 1.00%), 11/15/33 (b)(g)(h)		375	379,259
BHMS
Series 2018-ATLS, Class A
3.312% (LIBOR 1 Month + 1.25%), 7/15/35 (b)(h)		195	195,248
BX Trust
Series 2017-IMC, Class A
3.112% (LIBOR 1 Month + 1.05%), 10/15/32 (b)(h)		165	165,157
Credit Suisse Mortgage Trust
Series 2016-MFF, Class D
6.662% (LIBOR 1 Month + 4.60%), 11/15/33 (b)(g)(h)		110	110,006
H/2 Asset Funding NRE
Series 2015-1A, Class AFL
3.866% (LIBOR 1 Month + 1.65%), 6/24/49 (g)(h)(i)		39	39,241
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class SNMA
4.017% (LIBOR 1 Month + 1.95%), 11/15/26 (b)(h)		96	96,091
RETL
Series 2018-RVP, Class A
3.162% (LIBOR 1 Month + 1.10%), 3/15/33 (b)(h)		98	98,697

Company	Principal Amount (000)		U.S. $ Value
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.282% (LIBOR 1 Month + 1.22%), 11/15/27 (b)(h)	U.S.$	345	$345,573

			1,629,456

Total Commercial Mortgage-Backed Securities (cost $5,008,570)			4,938,565

CORPORATES - NON-INVESTMENT GRADE - 1.7%
Financial Institutions - 0.9%
Banking - 0.8%
Barclays Bank PLC
6.86%, 6/15/32 (b)(f)		44	47,893
Barclays PLC
8.00%, 12/15/20 (f)	EUR	200	256,016
CIT Group, Inc.
5.25%, 3/07/25	U.S.$	106	108,036
Citigroup, Inc.
5.95%, 1/30/23 (f)		90	91,875
Credit Suisse Group AG
6.25%, 12/18/24 (b)(f)		240	237,017
Danske Bank A/S
5.875%, 4/06/22 (b)(f)	EUR	200	236,511
Goldman Sachs Group, Inc. (The)
Series P
5.00%, 11/10/22 (f)	U.S.$	142	134,498
Royal Bank of Scotland Group PLC
2.006% (EURIBOR 3 Month + 2.33%), 12/31/18 (b)(f)(h)	EUR	100	112,041
8.625%, 8/15/21 (f)	U.S.$	200	213,924
Series U
4.654% (LIBOR 3 Month + 2.32%), 9/30/27 (f)(h)		200	188,394
Societe Generale SA
7.375%, 9/13/21 (b)(f)		230	237,604
Standard Chartered PLC
3.849% (LIBOR 3 Month + 1.51%), 1/30/27 (b)(f)(h)		200	167,002
UBS Group Funding Switzerland AG
7.125%, 8/10/21 (b)(f)		230	241,116

			2,271,927

Finance - 0.1%
Navient Corp.
6.625%, 7/26/21		170	176,982

Insurance - 0.0%
Voya Financial, Inc.
5.65%, 5/15/53		82	82,549

			2,531,458

Company	Principal Amount (000)		U.S. $ Value
Industrial - 0.8%
Basic - 0.1%
SPCM SA
4.875%, 9/15/25 (b)	U.S.$	200	$190,498

Communications - Media - 0.0%
CSC Holdings LLC
6.75%, 11/15/21		45	47,449

Communications - Telecommunications - 0.2%
Sprint Capital Corp.
6.90%, 5/01/19		370	376,131

Consumer Cyclical - Other - 0.1%
International Game Technology PLC
6.25%, 2/15/22 (b)		200	207,320
KB Home
4.75%, 5/15/19		107	107,628

			314,948

Consumer Non-Cyclical - 0.1%
HCA, Inc.
5.375%, 9/01/26		70	70,763
5.625%, 9/01/28		73	73,323
Spectrum Brands, Inc.
5.75%, 7/15/25		135	136,528

			280,614

Energy - 0.2%
Antero Resources Corp.
5.125%, 12/01/22		29	29,439
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		111	81,261
Nabors Industries, Inc.
5.50%, 1/15/23		212	208,979
PDC Energy, Inc.
5.75%, 5/15/26		137	130,366
SM Energy Co.
6.625%, 1/15/27		53	54,758
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23 (b)		132	130,762

			635,565

Technology - 0.1%
Western Digital Corp.
4.75%, 2/15/26		167	161,758

Transportation - Services - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (b)		94	88,118

			2,095,081

Company	Principal Amount (000)		U.S. $ Value
Utility - 0.0%
Electric - 0.0%
AES Corp./VA
4.00%, 3/15/21	U.S.$	99	$98,757

Total Corporates - Non-Investment Grade (cost $4,833,816)			4,725,296

ASSET-BACKED SECURITIES - 0.9%
Autos - Fixed Rate - 0.5%
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class A2A
1.69%, 12/18/20		61	60,979
CPS Auto Receivables Trust
Series 2017-D, Class A
1.87%, 3/15/21 (b)		145	143,893
CPS Auto Trust
Series 2017-A, Class A
1.68%, 8/17/20 (b)		23	22,559
DT Auto Owner Trust
Series 2017-3A, Class A
1.73%, 8/17/20 (b)		18	18,200
Series 2018-1A, Class A
2.59%, 5/17/21 (b)		145	145,348
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (b)		140	148,298
Series 2016-3A, Class A
1.84%, 11/16/20 (b)		8	8,089
Series 2017-2A, Class A
2.11%, 6/15/21 (b)		40	39,493
Series 2018-1A, Class A
2.21%, 5/17/21 (b)		135	134,792
Series 2018-2A, Class A
2.79%, 7/15/21 (b)		198	197,852
First Investors Auto Owner Trust
Series 2016-2A, Class A1
1.53%, 11/16/20 (b)		8	8,285
Flagship Credit Auto Trust
Series 2016-4, Class A2
1.96%, 2/16/21 (b)		77	76,680
Series 2016-4, Class D
3.89%, 11/15/22 (b)		100	99,571
Series 2017-2, Class A
1.85%, 7/15/21 (b)		86	85,246
Series 2017-3, Class A
1.88%, 10/15/21 (b)		93	92,075
Series 2017-4, Class A
2.07%, 4/15/22 (b)		80	78,969
Harley-Davidson Motorcycle Trust
Series 2015-1, Class A3
1.41%, 6/15/20		4	3,791

Company	Principal Amount (000)		U.S. $ Value
Santander Drive Auto Receivables Trust
Series 2017-3, Class A2
1.67%, 6/15/20	U.S.$	21	$20,619

			1,384,739

Other ABS - Fixed Rate - 0.4%
CLUB Credit Trust
Series 2017-P1, Class A
2.42%, 9/15/23 (b)(g)		98	98,224
CNH Equipment Trust
Series 2015-A, Class A4
1.85%, 4/15/21		227	226,079
Consumer Loan Underlying Bond Credit Trust
Series 2018-P1, Class A
3.39%, 7/15/25 (b)(g)		110	109,978
Marlette Funding Trust
Series 2017-1A, Class A
2.827%, 3/15/24 (b)(g)		24	24,471
Series 2017-2A, Class A
2.39%, 7/15/24 (b)(g)		36	35,572
Series 2017-3A, Class A
2.36%, 12/15/24 (b)(g)		74	73,311
Prosper Marketplace Issuance Trust
Series 2017-2A, Class B
3.48%, 9/15/23 (b)(g)		100	99,848
SBA Tower Trust
Series 2015-1A, Class C
3.156%, 10/08/20 (b)(g)		251	249,117
SoFi Consumer Loan Program LLC
Series 2017-2, Class A
3.28%, 2/25/26 (b)(g)		77	76,586
SoFi Consumer Loan Program Trust
Series 2018-1, Class A1
2.55%, 2/25/27 (b)(g)		160	159,693

			1,152,879

Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33 (g)		46	46,092

Total Asset-Backed Securities (cost $2,576,572)			2,583,710

EMERGING MARKETS - TREASURIES - 0.8%
Argentina - 0.1%
Argentina POM Politica Monetaria
Series POM
42.819% (ARLLMONP), 6/21/20 (h)	ARS	8,134	232,458

Company	Principal Amount (000)		U.S. $ Value
Brazil - 0.7%
Brazil Letras do Tesouro Nacional
Series LTN
Zero Coupon, 7/01/19	BRL	8,485	$1,991,724

Total Emerging Markets - Treasuries (cost $2,219,070)			2,224,182

GOVERNMENTS - SOVEREIGN AGENCIES - 0.8%
Canada - 0.8%
Canada Housing Trust No. 1
2.25%, 12/15/25 (b)	CAD	575	430,771
1.25%, 6/15/21 (b)		2,305	1,730,057

Total Governments - Sovereign Agencies (cost $2,151,496)			2,160,828

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 0.3%
Canada - 0.3%
Province of Ontario Canada
2.60%, 6/02/27 (cost $741,110)		988	738,615

GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Mexico - 0.0%
Mexico Government International Bond
3.60%, 1/30/25	U.S.$	200	194,000

Qatar - 0.1%
Qatar Government International Bond
3.875%, 4/23/23 (b)		250	251,875

Saudi Arabia - 0.1%
Saudi Government International Bond
4.00%, 4/17/25 (b)		251	251,377

Total Governments - Sovereign Bonds (cost $693,732)			697,252

EMERGING MARKETS - CORPORATE BONDS - 0.2%
Industrial - 0.2%
Consumer Non-Cyclical - 0.1%
Minerva Luxembourg SA
6.50%, 9/20/26 (b)		200	187,250

Energy - 0.0%
Petrobras Global Finance BV
6.25%, 3/17/24		94	94,212

Transportation - Services - 0.1%
Rumo Luxembourg SARL
5.875%, 1/18/25 (b)		200	186,000

			467,462

Company	Principal Amount (000)		U.S. $ Value
Utility - 0.0%
Electric - 0.0%
Genneia SA
8.75%, 1/20/22 (b)	U.S.$	76	$70,870
Terraform Global Operating LLC
6.125%, 3/01/26 (b)		42	40,383

			111,253

Total Emerging Markets - Corporate Bonds (cost $621,059)			578,715

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.2%
California - 0.2%
State of California
Series 2010
7.625%, 3/01/40 (cost $350,232)		345	502,372

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.1%
Argentina - 0.1%
Provincia de Buenos Aires/Argentina
9.125%, 3/16/24 (b)		200	184,000
Provincia de Cordoba
7.125%, 6/10/21 (b)		200	178,000

Total Local Governments - Regional Bonds (cost $386,755)			362,000

EMERGING MARKETS - SOVEREIGNS - 0.1%
Dominican Republic - 0.1%
Dominican Republic International Bond
5.95%, 1/25/27 (b)		190	193,515

Ivory Coast - 0.0%
Ivory Coast Government International Bond
5.125%, 6/15/25 (b)	EUR	125	146,220

Total Emerging Markets - Sovereigns (cost $342,527)			339,735

QUASI-SOVEREIGNS - 0.1%
Quasi-Sovereign Bonds - 0.1%
Indonesia - 0.1%
Perusahaan Listrik Negara PT
5.45%, 5/21/28 (b) (cost $199,259)	U.S.$	200	206,250

COVERED BONDS - 0.1%
Turkiye Vakiflar Bankasi TAO
2.375%, 5/04/21 (b) (cost $144,391)	EUR	140	154,704

Company	Principal Amount (000)		U.S. $ Value
SHORT-TERM INVESTMENTS - 2.5%
U.S. Treasury Bills - 1.4%
U.S. Treasury Bill
Zero Coupon, 10/04/18 (cost $3,864,388)	U.S.$	3,865	$3,864,345

	Shares
Investment Companies - 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.98% (d)(e)(m) (cost $2,988,929)		2,988,929	2,988,929

Total Short-Term Investments (cost $6,853,317)			6,853,274

Total Investments Before Security Lending Collateral for Securities Loaned - 100.0% (cost $254,353,735)			276,573,761

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
Investment Companies - 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.98% (d)(e)(m) (cost $184,829)		184,829	184,829

Total Investments - 100.1% (cost $254,538,564)(n)			276,758,590
Other assets less liabilities - (0.1)%			(172,200)

Net Assets - 100.0%			$276,586,390

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at September 30, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	22	December 2018	CAD	2,200	$2,281,873	$2,258,847	$(23,026)
10 Yr Mini Japan Government Bond Futures	46	December 2018	JPY	460,000	6,084,920	6,076,113	(8,807)
Euro Buxl 30 Yr Bond Futures	11	December 2018	EUR	1,100	2,259,162	2,226,338	(32,824)
Euro-Schatz Futures	63	December 2018	EUR	6,300	8,188,421	8,175,914	(12,507)
U.S. T-Note 2 Yr (CBT) Futures	58	December 2018	USD	11,600	12,218,476	12,222,594	4,118
U.S. T-Note 5 Yr (CBT) Futures	33	December 2018	USD	3,300	3,741,416	3,711,727	(29,689)
U.S. Ultra Bond (CBT) Futures	17	December 2018	USD	1,700	2,726,001	2,622,781	(103,220)
Sold Contracts
Euro-BOBL Futures	27	December 2018	EUR	2,700	4,120,851	4,097,231	23,620
Euro-Bund Futures	5	December 2018	EUR	500	930,843	921,816	9,027
Euro-OAT Futures	6	December 2018	EUR	600	1,061,507	1,052,260	9,247
U.S. 10 Yr Ultra Futures	22	December 2018	USD	2,200	2,808,971	2,772,000	36,971

							$(127,090)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	190,355	USD	1,726	10/04/18	$50,328
Bank of America, NA	EUR	925	USD	1,061	10/11/18	(13,133)
Bank of America, NA	ILS	2,281	USD	640	11/29/18	9,944
Barclays Bank PLC	USD	481	INR	33,494	12/13/18	(24,638)
BNP Paribas SA	AUD	994	USD	723	10/11/18	3,722
Brown Brothers Harriman & Co.	GBP	2,203	USD	2,900	10/12/18	26,865
Citibank, NA	BRL	4,318	USD	1,079	10/02/18	9,254
Citibank, NA	BRL	146	USD	35	10/02/18	(925)
Citibank, NA	USD	1,062	BRL	4,318	10/02/18	7,741
Citibank, NA	USD	36	BRL	146	10/02/18	(313)
Citibank, NA	COP	938,092	USD	308	10/12/18	(9,022)
Citibank, NA	USD	255	CLP	170,949	10/12/18	4,980
Citibank, NA	BRL	146	USD	35	11/05/18	(813)
Citibank, NA	INR	31,051	USD	425	12/13/18	1,950
Credit Suisse International	JPY	58,185	AUD	712	10/11/18	2,547
Credit Suisse International	USD	516	GBP	396	10/12/18	547
Goldman Sachs Bank USA	BRL	8,485	USD	2,013	7/11/19	(28,850)
JPMorgan Chase Bank, NA	BRL	4,173	USD	1,011	10/02/18	(21,899)
JPMorgan Chase Bank, NA	USD	1,042	BRL	4,173	10/02/18	(8,942)
JPMorgan Chase Bank, NA	COP	509,521	USD	168	10/12/18	(4,196)
JPMorgan Chase Bank, NA	USD	1,009	BRL	4,173	11/05/18	22,273
JPMorgan Chase Bank, NA	USD	700	NOK	5,699	11/15/18	1,509
Morgan Stanley & Co., Inc.	USD	1,532	EUR	1,307	10/11/18	(13,479)
Morgan Stanley & Co., Inc.	USD	469	CLP	312,824	10/12/18	6,615
Societe Generale	USD	512	EUR	441	10/11/18	28
Standard Chartered Bank	USD	1,091	JPY	120,512	10/04/18	(29,978)
Standard Chartered Bank	USD	489	KRW	543,448	11/15/18	1,533
Standard Chartered Bank	CAD	4,194	USD	3,254	11/16/18	4,011
Standard Chartered Bank	TWD	36,792	USD	1,202	12/11/18	(12,445)
Standard Chartered Bank	USD	473	INR	34,893	12/13/18	2,372
Standard Chartered Bank	USD	474	INR	33,131	12/13/18	(22,502)
State Street Bank & Trust Co.	JPY	466,815	USD	4,207	10/04/18	98,003
State Street Bank & Trust Co.	USD	2,804	JPY	315,125	10/04/18	(30,388)
State Street Bank & Trust Co.	AUD	534	USD	397	10/11/18	11,314
State Street Bank & Trust Co.	AUD	1,367	USD	979	10/11/18	(10,008)
State Street Bank & Trust Co.	EUR	411	NOK	3,931	10/11/18	5,734
State Street Bank & Trust Co.	EUR	12,618	USD	14,839	10/11/18	177,826
State Street Bank & Trust Co.	EUR	128	USD	145	10/11/18	(2,940)
State Street Bank & Trust Co.	NZD	729	USD	492	10/11/18	8,904
State Street Bank & Trust Co.	USD	241	EUR	206	10/11/18	(1,499)
State Street Bank & Trust Co.	GBP	1,054	USD	1,382	10/12/18	7,727
State Street Bank & Trust Co.	USD	954	GBP	737	10/12/18	5,812
State Street Bank & Trust Co.	USD	477	GBP	365	10/12/18	(263)
State Street Bank & Trust Co.	USD	241	CHF	234	10/17/18	(2,793)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	PLN	890	USD	243	10/18/18	$1,221
State Street Bank & Trust Co.	MXN	9,319	USD	482	10/19/18	(14,672)
State Street Bank & Trust Co.	USD	25	MXN	473	10/19/18	1
State Street Bank & Trust Co.	SGD	657	USD	479	10/25/18	(2,436)
State Street Bank & Trust Co.	USD	484	SGD	658	10/25/18	(2,173)
State Street Bank & Trust Co.	KRW	540,756	USD	482	11/15/18	(6,223)
State Street Bank & Trust Co.	USD	486	KRW	539,226	11/15/18	(102)
State Street Bank & Trust Co.	USD	482	NOK	3,901	11/15/18	(1,606)
State Street Bank & Trust Co.	USD	231	SEK	2,048	11/15/18	253
State Street Bank & Trust Co.	CAD	22	USD	17	12/14/18	(198)
State Street Bank & Trust Co.	EUR	61	USD	71	12/14/18	511
State Street Bank & Trust Co.	EUR	126	USD	147	12/14/18	(219)
State Street Bank & Trust Co.	JPY	16,050	USD	145	12/14/18	3,203
State Street Bank & Trust Co.	MXN	1,449	USD	75	12/14/18	(1,988)
State Street Bank & Trust Co.	NOK	293	USD	35	12/14/18	(1,114)
State Street Bank & Trust Co.	NZD	52	USD	34	12/14/18	(590)
State Street Bank & Trust Co.	SEK	100	USD	11	12/14/18	15
State Street Bank & Trust Co.	SEK	101	USD	11	12/14/18	0
State Street Bank & Trust Co.	SEK	155	USD	17	12/14/18	(294)
State Street Bank & Trust Co.	USD	71	AUD	99	12/14/18	1,099
State Street Bank & Trust Co.	USD	80	CHF	77	12/14/18	(702)
State Street Bank & Trust Co.	USD	36	GBP	27	12/14/18	(306)
State Street Bank & Trust Co.	USD	62	JPY	6,871	12/14/18	(1,405)
State Street Bank & Trust Co.	USD	103	SGD	141	12/14/18	689
UBS AG	JPY	526,994	USD	4,778	10/04/18	139,254
UBS AG	EUR	446	USD	510	10/11/18	(7,839)
UBS AG	GBP	733	EUR	816	10/11/18	(8,130)
UBS AG	GBP	413	USD	537	10/12/18	(2,370)
UBS AG	CAD	1,862	USD	1,431	11/16/18	(12,480)

						$313,912

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
USD	9,940	9/10/20	3 Month LIBOR	2.824%	Quarterly/Semi-Annual	$(27,407)
USD	4,130	9/10/23	3 Month LIBOR	2.883%	Quarterly/ Semi-Annual	(32,637)
USD	295	11/08/26	1.657%	3 Month LIBOR	Semi-Annual/ Quarterly	29,629
USD	1,870	9/10/48	2.980%	3 Month LIBOR	Semi-Annual/ Quarterly	53,637

						$23,222

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Sprint Communications, Inc., 7.000%, 8/15/20, 6/20/19*	(5.00)%	Quarterly	0.29%	USD	172	$(6,095)	$(1,517)	$(4,578)
Sprint Communications, Inc., 7.000%, 8/15/20, 6/20/19*	(5.00)	Quarterly	0.29	USD	198	(7,016)	(1,811)	(5,205)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.38	USD	17	(132)	214	(346)
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.38	USD	5	(39)	45	(84)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.38	USD	620	(4,826)	7,733	(12,559)
Deutsche Bank AG
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.38	USD	207	(1,611)	2,784	(4,395)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.38	USD	775	(6,032)	8,176	(14,208)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.38	USD	233	(1,814)	2,437	(4,251)

Swap Counterparty & Referenced Obligation	FixedRate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)%	Monthly	0.38%	USD	51	$(397)	$482	$(879)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.38	USD	226	(1,759)	3,014	(4,773)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	55	(6,315)	(7,679)	1,364
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	60	(6,889)	(8,183)	1,294
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	210	(24,112)	(26,725)	2,613
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	69	(7,934)	(10,893)	2,959
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	11	(1,265)	(1,822)	557
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	70	(8,043)	(10,728)	2,685
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	35	(4,019)	(4,387)	368
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	75	(8,618)	(11,442)	2,824
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	165	(18,944)	(10,976)	(7,968)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	48	(5,512)	(3,413)	(2,099)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	156	(17,911)	(13,195)	(4,716)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	8	(918)	(964)	46
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	48	(5,511)	(6,220)	709

Swap Counterparty &Referenced Obligation	FixedRate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.57%	USD	53	$(6,085)	$(6,234)	$149
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	52	(5,970)	(6,114)	144
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	79	(9,071)	(8,752)	(319)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	232	(26,637)	(16,720)	(9,917)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	9	(1,033)	(531)	(502)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	170	(19,519)	(13,364)	(6,155)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	64	(7,348)	(4,363)	(2,985)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	47	(5,396)	(4,176)	(1,220)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	4	(460)	(369)	(91)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	8	(919)	(751)	(168)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	8	(919)	(813)	(106)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	15	(1,722)	(1,665)	(57)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	78	(8,956)	(10,916)	1,960
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	172	(19,749)	(23,450)	3,701
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	53	(6,086)	(5,807)	(279)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	75	(8,624)	(11,856)	3,232

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.57%	USD	58	$(6,669)	$(9,748)	$3,079
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	82	(9,428)	(13,980)	4,552
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	5	(575)	(781)	206
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	272	(31,230)	(13,679)	(17,551)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	230	(26,408)	(18,829)	(7,579)

						$(348,516)	$(267,968)	$(80,548)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	10,000	7/11/24	2.416%	CPI#	Maturity	$(33,263)
#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the aggregate market value of these securities amounted to $27,900,827 or 10.1% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Affiliated investments.
(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at September 30, 2018.

(i)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.10% of net assets as of September 30, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
8.716%, 4/25/26	4/29/16	$14,841	$14,909	0.01%
H/2 Asset Funding NRE Series 2015-1A, Class AFL
3.866%, 6/24/49	6/19/15	39,241	39,241	0.01%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
6.314%, 11/25/24	11/06/15	28,439	31,242	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
7.314%, 11/25/25	9/28/15	133,584	150,336	0.05%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
7.564%, 11/25/25	9/28/15	40,111	46,732	0.02%

(j)	Inverse interest only security.
(k)	IO - Interest Only.
(l)	Illiquid security.
(m)	The rate shown represents the 7-day yield as of period end.
(n)

As of September 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $26,022,761 and gross unrealized depreciation of investments was $(3,706,502), resulting in net unrealized appreciation of $22,316,259.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
EUR	-	Euro
GBP	-	Great British Pound
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ADR	-	American Depositary Receipt
ARLLMONP	-	Argentina Blended Policy Rate
ASX	-	Australian Stock Exchange
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index

EURIBOR	-	Euro Interbank Offered Rate
GDR	-	Global Depositary Receipt
LIBOR	-	London Interbank Offered Rates
OAT	-	Obligations Assimilables du Trésor
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

COUNTRY BREAKDOWN 1

September 30, 2018 (unaudited)

78.2%	United States
2.9%	United Kingdom
2.9%	Japan
2.8%	France
2.4%	Canada
1.3%	Italy
1.1%	Brazil
0.9%	Spain
0.6%	Switzerland
0.5%	Australia
0.3%	Malaysia
0.3%	Germany
0.3%	Hong Kong
3.0%	Other
2.5%	Short-Term

100.0%	Total Investments

1

All data are as of September 30, 2018. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.3% or less in the following countries: Argentina, Austria, Chile, China, Denmark, Dominican Republic, Finland, Greece, India, Indonesia, Ireland, Israel, Ivory Coast, Luxembourg, Macau, Mexico, Netherlands, New Zealand, Norway, Portugal, Qatar, Russia, Saudi Arabia, Singapore, South Korea, Sweden, Turkey and United Arab Emirates.

AB Variable Products Series Fund, Inc.

AB Balanced Wealth Strategy Portfolio

September 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2018:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$17,776,671		$203,841		$	– 0	–	$17,980,512
Financials	15,415,046		547,320			– 0	–	15,962,366
Real Estate	9,052,757		3,416,337			– 0	–	12,469,094
Health Care	11,086,814		264,146			– 0	–	11,350,960
Energy	7,171,882		3,427,417			– 0	–	10,599,299
Communication Services	9,703,427		125,322			– 0	–	9,828,749
Consumer Discretionary	9,189,607		401,009			– 0	–	9,590,616
Consumer Staples	7,265,936		527,181			– 0	–	7,793,117
Industrials	5,817,378		573,842			– 0	–	6,391,220
Materials	1,986,754		1,292,083			– 0	–	3,278,837
Utilities	2,897,676		179,543			– 0	–	3,077,219
Transportation	– 0	–	89,828			– 0	–	89,828
Health Care Equipment & Services	56,558		– 0	–		– 0	–	56,558
Consumer Durables & Apparel	42,699		– 0	–		– 0	–	42,699
Banks	– 0	–	40,434			– 0	–	40,434
Capital Goods	– 0	–	27,977			– 0	–	27,977
Investment Companies	72,659,282		– 0	–		– 0	–	72,659,282
Governments - Treasuries	– 0	–	27,956,592			– 0	–	27,956,592
Corporates - Investment Grade	– 0	–	20,574,315			335,985		20,910,300
Mortgage Pass-Throughs	– 0	–	6,924,915			– 0	–	6,924,915
Inflation-Linked Securities	– 0	–	6,821,943			– 0	–	6,821,943
Collateralized Mortgage Obligations	– 0	–	5,655,746			– 0	–	5,655,746
Commercial Mortgage-Backed Securities	– 0	–	3,736,976			1,201,589		4,938,565
Corporates - Non-Investment Grade	– 0	–	4,725,296			– 0	–	4,725,296
Asset-Backed Securities	– 0	–	1,610,818			972,892		2,583,710
Emerging Markets - Treasuries	– 0	–	2,224,182			– 0	–	2,224,182
Governments - Sovereign Agencies	– 0	–	2,160,828			– 0	–	2,160,828
Local Governments - Provincial Bonds	– 0	–	738,615			– 0	–	738,615
Governments - Sovereign Bonds	– 0	–	697,252			– 0	–	697,252
Emerging Markets - Corporate Bonds	– 0	–	578,715			– 0	–	578,715
Local Governments - US Municipal Bonds	– 0	–	502,372			– 0	–	502,372
Local Governments - Regional Bonds	– 0	–	362,000			– 0	–	362,000
Emerging Markets - Sovereigns	– 0	–	339,735			– 0	–	339,735
Quasi-Sovereigns	– 0	–	206,250			– 0	–	206,250
Covered Bonds	– 0	–	154,704			– 0	–	154,704
Short-Term Investments:
U.S. Treasury Bills	– 0	–	3,864,345			– 0	–	3,864,345
Investment Companies	2,988,929		– 0	–		– 0	–	2,988,929

Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	184,829		– 0	–		– 0	–	184,829

Total Investments in Securities	173,296,245		100,951,879			2,510,466		276,758,590
Other Financial Instruments (a):
Assets:
Futures	82,983		– 0	–		– 0	–	82,983
Forward Currency Exchange Contracts	– 0	–	617,785			– 0	–	617,785
Centrally Cleared Interest Rate Swaps	– 0	–	83,266			– 0	–	83,266
Liabilities:
Futures	(210,073)		– 0	–		– 0	–	(210,073)
Forward Currency Exchange Contracts	– 0	–	(303,873)			– 0	–	(303,873)
Centrally Cleared Interest Rate Swaps	– 0	–	(60,044)			– 0	–	(60,044)
Credit Default Swaps	– 0	–	(348,516)			– 0	–	(348,516)
Inflation (CPI) Swaps	– 0	–	(33,263)			– 0	–	(33,263)

Total (b)	$173,169,155		$100,907,234			$2,510,466		$276,586,855

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates- Investment Grade		Commercial Mortgage Backed Securities		Asset-Backed Securities
Balance as of 12/31/17	$ – 0	–	$1,545,137		$1,812,622
Accrued discounts/(premiums)	– 0	–	545		334
Realized gain (loss)	– 0	–	(34,767)		(6,017)
Change in unrealized appreciation/depreciation	985		(6,628)		(5,387)
Purchases/Payups	335,000		– 0	–	399,971
Sales/Paydowns	– 0	–	(302,698)		(1,228,631)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 9/30/18	$335,985		$1,201,589		$972,892

Net change in unrealized appreciation/depreciation from investments held as of 9/30/18	$985		$(4,638)		$(7,509)

	Total
Balance as of 12/31/17	$3,357,759
Accrued discounts/(premiums)	879
Realized gain (loss)	(40,784)
Change in unrealized appreciation/depreciation	(11,030)
Purchases/Payups	734,971
Sales/Paydowns	(1,531,329)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 9/30/18	$2,510,466

Net change in unrealized appreciation/depreciation from investments held as of 9/30/18	$(11,162)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2018 is as follows:

							Distributions
Affiliated Issuer	Market Value 12/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 9/30/18 (000)	Dividend Income (000)	Realized Gains (000)
AB Discovery Growth Fund, Inc.	$0	$3,750	$467	$43	$257	$3,583	$0	$43
AB Discovery Value Fund	0	3,750	244	6	52	3,564	0	6
AB International Small Cap Portfolio	0	9,374	0	0	(199)	9,175	0	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	0	31,248	0	0	(50)	31,198	0	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	0	3,750	324	16	95	3,537	0	16
Sanford C Bernstein Fund, Inc. - Emerging Markets Portfolio	0	4,375	0	0	(242)	4,133	0	0
Sanford C Bernstein Fund, Inc. - International Portfolio	0	17,499	0	0	(30)	17,469	0	0
Government Money Market Portfolio	0	120,017	117,028	0	0	2,989	26	0
Government Money Market Portfolio*	1,220	11,711	12,746	0	0	185	4	0

Total	$1,220	$205,474	$130,809	$65	$(117)	$75,833	$30	$65

*	Investments of cash collateral for securities lending transactions

AB Variable Products Series Fund, Inc.

AB Dynamic Asset Allocation Portfolio

Portfolio of Investments

September 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 56.4%
Financials - 9.2%
Banks - 4.6%
AIB Group PLC	5,844	$29,869
Aozora Bank Ltd.	2,000	71,432
Australia & New Zealand Banking Group Ltd.	31,095	632,991
Banco Bilbao Vizcaya Argentaria SA	73,153	463,808
Banco de Sabadell SA	50,635	78,277
Banco Santander SA	177,334	887,851
Bank Hapoalim BM	14,749	108,001
Bank Leumi Le-Israel BM	12,645	83,335
Bank of America Corp.	66,145	1,948,632
Bank of East Asia Ltd. (The)	41,231	153,441
Bank of Ireland Group PLC	11,605	88,743
Bank of Kyoto Ltd. (The)	400	20,879
Bank of Queensland Ltd.	7,933	63,156
Bankia SA	10,832	42,285
Bankinter SA	7,353	67,543
Barclays PLC	188,978	419,158
BB&T Corp.	5,450	264,543
Bendigo & Adelaide Bank Ltd.	4,177	32,440
BNP Paribas SA	13,908	851,679
BOC Hong Kong Holdings Ltd.	39,500	187,479
CaixaBank SA	42,465	193,127
Chiba Bank Ltd. (The)	11,000	75,125
Citigroup, Inc.	17,879	1,282,640
Citizens Financial Group, Inc.	3,319	128,014
Comerica, Inc.	1,200	108,240
Commerzbank AG (a)	15,814	164,306
Commonwealth Bank of Australia	19,262	994,181
Concordia Financial Group Ltd.	11,221	55,000
Credit Agricole SA	14,327	205,950
Danske Bank A/S	7,940	208,127
DBS Group Holdings Ltd.	21,665	413,306
DNB ASA	9,303	195,777
Erste Group Bank AG (a)	3,207	133,144
Fifth Third Bancorp	4,740	132,341
Fukuoka Financial Group, Inc.	1,800	49,501
Hang Seng Bank Ltd.	8,100	219,785
HSBC Holdings PLC	219,920	1,918,886
Huntington Bancshares, Inc./OH	7,665	114,362
ING Groep NV	36,740	476,852
Intesa Sanpaolo SpA	120,775	307,727
Japan Post Bank Co., Ltd.	3,855	45,552
JPMorgan Chase & Co.	23,915	2,698,569
KBC Group NV	3,064	227,834
KeyCorp	7,425	147,683
Lloyds Banking Group PLC	769,079	591,489
M&T Bank Corp.	1,015	167,008
Mebuki Financial Group, Inc.	16,800	58,129
Mediobanca Banca di Credito Finanziario SpA	12,965	129,025
Mitsubishi UFJ Financial Group, Inc.	135,900	844,304
Mizrahi Tefahot Bank Ltd.	1,057	18,510
Mizuho Financial Group, Inc.	253,500	441,800
National Australia Bank Ltd.	28,193	566,003
Nordea Bank AB	28,914	314,602
Oversea-Chinese Banking Corp., Ltd.	29,000	242,663
People’s United Financial, Inc.	2,365	40,489
PNC Financial Services Group, Inc. (The)	3,330	453,513
Raiffeisen Bank International AG	1,307	37,617

Company	Shares	U.S. $ Value
Regions Financial Corp.	7,825	$143,589
Resona Holdings, Inc.	21,000	117,904
Royal Bank of Scotland Group PLC	42,208	136,758
Seven Bank Ltd.	16,218	51,222
Shinsei Bank Ltd.	3,700	60,447
Shizuoka Bank Ltd. (The)	4,000	35,895
Skandinaviska Enskilda Banken AB-Class A	16,190	180,487
Societe Generale SA	9,446	405,615
Standard Chartered PLC	34,982	289,833
Sumitomo Mitsui Financial Group, Inc.	14,300	575,487
Sumitomo Mitsui Trust Holdings, Inc.	3,200	131,669
SunTrust Banks, Inc.	3,190	213,060
SVB Financial Group (a)	386	119,980
Svenska Handelsbanken AB-Class A SHS	14,254	179,766
Swedbank AB-Class A	8,621	213,216
UniCredit SpA	17,422	261,412
United Overseas Bank Ltd.	12,000	237,221
US Bancorp	10,915	576,421
Wells Fargo & Co.	30,775	1,617,534
Westpac Banking Corp.	35,553	714,994
Zions Bancorporation	1,330	66,700

		27,225,933

Capital Markets - 1.5%
3i Group PLC	9,721	119,032
Affiliated Managers Group, Inc.	407	55,645
Ameriprise Financial, Inc.	1,045	154,305
Amundi SA (b)	1,517	113,605
ASX Ltd.	1,453	66,833
Bank of New York Mellon Corp. (The)	7,015	357,695
BlackRock, Inc.-Class A	877	413,356
Cboe Global Markets, Inc.	746	71,586
Charles Schwab Corp. (The)	8,390	412,369
CME Group, Inc.-Class A	2,450	417,015
Credit Suisse Group AG (a)	28,090	421,503
Daiwa Securities Group, Inc.	16,000	97,308
Deutsche Bank AG	19,693	224,297
Deutsche Boerse AG	2,077	277,709
E*TRADE Financial Corp. (a)	1,770	92,730
Franklin Resources, Inc.	2,220	67,510
Goldman Sachs Group, Inc. (The)	2,538	569,121
Hargreaves Lansdown PLC	2,483	72,282
Hong Kong Exchanges & Clearing Ltd.	10,900	311,463
Intercontinental Exchange, Inc.	4,030	301,807
Invesco Ltd.	2,830	64,750
Investec PLC	5,877	41,228
Japan Exchange Group, Inc.	4,965	86,487
Julius Baer Group Ltd. (a)	2,130	106,449
London Stock Exchange Group PLC	3,987	238,250
Macquarie Group Ltd.	3,705	337,038
Moody’s Corp.	1,145	191,444
Morgan Stanley	9,570	445,675
MSCI, Inc.-Class A	657	116,558
Nasdaq, Inc.	760	65,208
Natixis SA	21,759	147,763
Nomura Holdings, Inc.	38,855	185,317
Northern Trust Corp.	1,460	149,110
Partners Group Holding AG	158	125,249
Raymond James Financial, Inc.	909	83,673

Company	Shares	U.S. $ Value
S&P Global, Inc.	1,760	$343,886
SBI Holdings, Inc./Japan	2,468	76,606
Schroders PLC	1,291	51,999
Singapore Exchange Ltd.	21,000	113,181
St. James’s Place PLC	4,994	74,439
State Street Corp.	2,535	212,382
T. Rowe Price Group, Inc.	1,725	188,336
UBS Group AG (a)	42,353	668,696

		8,730,895

Consumer Finance - 0.2%
Acom Co., Ltd.	13,014	52,467
American Express Co.	5,010	533,515
Capital One Financial Corp.	3,413	323,996
Credit Saison Co., Ltd.	3,500	57,083
Discover Financial Services	2,410	184,245
Synchrony Financial	4,918	152,851

		1,304,157

Diversified Financial Services - 0.8%
AMP Ltd.	28,155	64,904
Berkshire Hathaway, Inc.-Class B (a)	13,814	2,957,715
Challenger Ltd./Australia	12,809	103,643
EXOR NV	3,679	245,465
Groupe Bruxelles Lambert SA	768	80,504
IHS Markit Ltd. (a)	2,461	132,796
Industrivarden AB-Class C	4,979	110,405
Investor AB-Class B	4,336	199,810
Jefferies Financial Group, Inc.	2,055	45,128
Kinnevik AB	4,676	141,199
ORIX Corp.	14,110	228,464
Pargesa Holding SA	346	27,799
Standard Life Aberdeen PLC	28,554	113,777
Wendel SA	844	125,758

		4,577,367

Insurance - 2.1%
Admiral Group PLC	2,010	54,485
Aegon NV	38,312	248,666
Aflac, Inc.	5,410	254,649
Ageas	1,646	88,487
AIA Group Ltd.	128,423	1,145,137
Allianz SE	4,871	1,084,123
Allstate Corp. (The)	2,500	246,750
American International Group, Inc.	6,293	335,039
Aon PLC	1,765	271,422
Arthur J Gallagher & Co.	1,202	89,477
Assicurazioni Generali SpA	11,115	191,399
Assurant, Inc.	410	44,259
Aviva PLC	43,251	275,962
Baloise Holding AG	926	141,113
Brighthouse Financial, Inc. (a)	797	35,259
Chubb Ltd.	3,232	431,924
Cincinnati Financial Corp.	1,060	81,419
CNP Assurances	4,544	109,536
Dai-ichi Life Holdings, Inc.	11,850	247,017
Direct Line Insurance Group PLC	13,089	55,246
Everest Re Group Ltd.	294	67,170

Company	Shares	U.S. $ Value
Gjensidige Forsikring ASA	3,690	$62,191
Hannover Rueck SE	795	112,213
Hartford Financial Services Group, Inc. (The)	2,475	123,651
Insurance Australia Group Ltd.	23,145	122,361
Japan Post Holdings Co., Ltd.	16,700	198,750
Legal & General Group PLC	63,405	216,451
Lincoln National Corp.	1,490	100,813
Loews Corp.	1,790	89,912
Mapfre SA	17,737	55,479
Marsh & McLennan Cos., Inc.	3,590	296,965
Medibank Pvt Ltd.	39,307	82,652
MetLife, Inc.	7,070	330,310
MS&AD Insurance Group Holdings, Inc.	4,800	160,339
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,588	350,767
NN Group NV	7,137	318,542
Principal Financial Group, Inc.	1,840	107,806
Progressive Corp. (The)	4,045	287,357
Prudential Financial, Inc.	2,965	300,414
Prudential PLC	28,434	651,936
QBE Insurance Group Ltd.	13,053	104,846
RSA Insurance Group PLC	10,859	81,358
Sampo Oyj-Class A	4,765	246,584
SCOR SE	3,333	154,523
Sompo Holdings, Inc.	4,000	170,436
Sony Financial Holdings, Inc.	4,130	91,075
Suncorp Group Ltd.	12,247	127,962
Swiss Life Holding AG (a)	342	129,677
Swiss Re AG	3,176	292,625
T&D Holdings, Inc.	5,500	90,830
Tokio Marine Holdings, Inc.	7,300	362,398
Torchmark Corp.	752	65,191
Travelers Cos., Inc. (The)	1,930	250,340
Tryg A/S	1,821	45,344
Unum Group	1,520	59,386
Willis Towers Watson PLC	887	125,014
Zurich Insurance Group AG	1,604	505,749

		12,370,786

		54,209,138

Information Technology - 7.9%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	335	89,063
Cisco Systems, Inc.	32,990	1,604,964
F5 Networks, Inc. (a)	480	95,722
Juniper Networks, Inc.	2,440	73,127
Motorola Solutions, Inc.	1,145	149,010
Nokia Oyj	62,192	345,773
Telefonaktiebolaget LM Ericsson-Class B	28,969	256,398

		2,614,057

Electronic Equipment, Instruments & Components - 0.6%
Alps Electric Co., Ltd.	2,053	52,193
Amphenol Corp.-Class A	2,150	202,143
Corning, Inc.	5,805	204,916
FLIR Systems, Inc.	910	55,938
Hamamatsu Photonics KK	1,600	63,722
Hexagon AB-Class B	4,263	249,585

Company	Shares	U.S. $ Value
Hirose Electric Co., Ltd.	315	$34,408
Hitachi High-Technologies Corp.	1,881	64,948
Hitachi Ltd.	10,400	353,513
Ingenico Group SA	930	70,709
IPG Photonics Corp. (a)	273	42,607
Keyence Corp.	1,054	612,254
Kyocera Corp.	3,100	186,067
Murata Manufacturing Co., Ltd.	2,000	307,312
Nippon Electric Glass Co., Ltd.	929	29,204
Omron Corp.	1,800	76,064
Shimadzu Corp.	2,000	62,675
TDK Corp.	1,200	130,751
TE Connectivity Ltd.	2,460	216,308
Venture Corp., Ltd.	4,005	51,643
Yaskawa Electric Corp.	2,723	80,876
Yokogawa Electric Corp.	4,500	95,188

		3,243,024

IT Services - 1.7%
Accenture PLC-Class A	4,535	771,857
Akamai Technologies, Inc. (a)	1,205	88,146
Alliance Data Systems Corp.	330	77,933
Amadeus IT Group SA-Class A	4,677	433,506
Atos SE	677	80,554
Automatic Data Processing, Inc.	3,120	470,059
Broadridge Financial Solutions, Inc.	819	108,067
Capgemini SE	1,557	196,023
Cognizant Technology Solutions Corp.-Class A	4,080	314,772
Computershare Ltd.	3,663	52,752
DXC Technology Co.	2,068	193,399
Fidelity National Information Services, Inc.	2,320	253,042
Fiserv, Inc. (a)	2,850	234,783
FleetCor Technologies, Inc. (a)	661	150,602
Fujitsu Ltd.	1,800	128,231
Gartner, Inc. (a)	640	101,440
Global Payments, Inc.	1,109	141,287
International Business Machines Corp.	6,468	978,026
Mastercard, Inc.-Class A	6,460	1,438,061
Nomura Research Institute Ltd.	1,300	65,647
NTT Data Corp.	6,010	83,198
Obic Co., Ltd.	730	69,045
Otsuka Corp.	1,200	44,760
Paychex, Inc.	2,245	165,344
PayPal Holdings, Inc. (a)	7,835	688,226
Total System Services, Inc.	1,160	114,538
VeriSign, Inc. (a)	675	108,081
Visa, Inc.-Class A	12,550	1,883,630
Western Union Co. (The)-Class W	3,230	61,564
Wirecard AG	1,262	273,033

		9,769,606

Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc. (a)	5,783	178,637
Analog Devices, Inc.	2,610	241,321
Applied Materials, Inc.	7,035	271,903
ASM Pacific Technology Ltd.	900	9,197
ASML Holding NV	3,784	710,463
Broadcom, Inc.	3,059	754,747

Company	Shares	U.S. $ Value
Disco Corp.	309	$51,746
Infineon Technologies AG	10,766	244,990
Intel Corp.	32,640	1,543,545
KLA-Tencor Corp.	1,060	107,813
Lam Research Corp.	1,129	171,269
Microchip Technology, Inc.	1,595	125,861
Micron Technology, Inc. (a)	8,120	367,268
NVIDIA Corp.	4,335	1,218,222
NXP Semiconductors NV	3,725	318,487
Qorvo, Inc. (a)	868	66,740
QUALCOMM, Inc.	10,370	746,951
Renesas Electronics Corp. (a)	9,161	57,358
Rohm Co., Ltd.	1,300	95,108
Skyworks Solutions, Inc.	1,224	111,029
STMicroelectronics NV	12,251	224,225
SUMCO Corp.	2,522	36,739
Texas Instruments, Inc.	6,875	737,619
Tokyo Electron Ltd.	1,689	232,779
Xilinx, Inc.	1,735	139,095

		8,763,112

Software - 2.1%
Adobe Systems, Inc. (a)	3,460	934,027
ANSYS, Inc. (a)	612	114,248
Autodesk, Inc. (a)	1,525	238,068
CA, Inc.	2,185	96,468
Cadence Design Systems, Inc. (a)	1,964	89,008
Check Point Software Technologies Ltd. (a)	1,437	169,092
Citrix Systems, Inc. (a)	880	97,821
Dassault Systemes SE	1,424	213,084
Intuit, Inc.	1,700	386,580
LINE Corp. (a)	33	1,390
Micro Focus International PLC	4,754	88,409
Microsoft Corp.	53,970	6,172,549
Nice Ltd. (a)	596	67,887
Oracle Corp.	20,900	1,077,604
Oracle Corp. Japan	500	40,286
Red Hat, Inc. (a)	1,240	168,987
Sage Group PLC (The)	12,240	93,484
salesforce.com, Inc. (a)	5,362	852,719
SAP SE	10,475	1,288,043
Symantec Corp.	4,355	92,674
Synopsys, Inc. (a)	1,022	100,779
Temenos AG (a)	662	107,822
Trend Micro, Inc./Japan	1,600	102,918

		12,593,947

Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	32,514	7,339,710
Brother Industries Ltd.	2,200	43,439
Canon, Inc.	11,400	361,489
FUJIFILM Holdings Corp.	4,200	188,954
Hewlett Packard Enterprise Co.	10,660	173,865
HP, Inc.	11,510	296,613
Konica Minolta, Inc.	6,000	63,852
NEC Corp.	2,500	69,084

Company	Shares	U.S. $ Value
NetApp, Inc.	1,840	$158,038
Ricoh Co., Ltd.	6,000	64,467
Seagate Technology PLC	1,950	92,332
Seiko Epson Corp.	2,700	46,061
Western Digital Corp.	2,063	120,768
Xerox Corp.	1,486	40,092

		9,058,764

		46,042,510

Health Care - 7.4%
Biotechnology - 0.9%
AbbVie, Inc.	10,662	1,008,412
Alexion Pharmaceuticals, Inc. (a)	1,580	219,636
Amgen, Inc.	4,678	969,703
Biogen, Inc. (a)	1,465	517,599
Celgene Corp. (a)	4,930	441,186
CSL Ltd.	4,876	708,480
Genmab A/S (a)	540	84,819
Gilead Sciences, Inc.	9,115	703,769
Grifols SA	3,644	102,461
Incyte Corp. (a)	1,240	85,659
Regeneron Pharmaceuticals, Inc. (a)	540	218,181
Vertex Pharmaceuticals, Inc. (a)	1,807	348,281

		5,408,186

Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	12,276	900,567
ABIOMED, Inc. (a)	308	138,523
Align Technology, Inc. (a)	540	211,259
Baxter International, Inc.	3,380	260,564
Becton Dickinson and Co.	1,948	508,428
Boston Scientific Corp. (a)	9,660	371,910
Cochlear Ltd.	405	58,723
Coloplast A/S-Class B	1,154	117,887
ConvaTec Group PLC (b)	12,601	38,127
Cooper Cos., Inc. (The)	361	100,051
CYBERDYNE, Inc. (a)	3,189	25,178
Danaher Corp.	4,340	471,584
DENTSPLY SIRONA, Inc.	1,596	60,233
Edwards Lifesciences Corp. (a)	1,490	259,409
Essilor International Cie Generale d’Optique SA	2,369	350,659
Fisher & Paykel Healthcare Corp., Ltd.	6,133	61,154
Hologic, Inc. (a)	1,820	74,584
Hoya Corp.	3,900	231,625
IDEXX Laboratories, Inc. (a)	633	158,035
Intuitive Surgical, Inc. (a)	815	467,810
Koninklijke Philips NV	7,299	332,699
Medtronic PLC	9,459	930,482
Olympus Corp.	2,800	109,258
ResMed, Inc.	1,016	117,185
Sartorius AG (Preference Shares)	812	131,618
Siemens Healthineers AG (a)(b)	1,618	71,151
Smith & Nephew PLC	9,779	178,414
Sonova Holding AG	666	132,180
Straumann Holding AG	67	50,475

Company	Shares	U.S. $ Value
Stryker Corp.	2,275	$404,222
Sysmex Corp.	1,836	158,325
Terumo Corp.	3,300	195,307
Varian Medical Systems, Inc. (a)	645	72,195
William Demant Holding A/S (a)	2,050	76,954
Zimmer Biomet Holdings, Inc.	1,385	182,086

		8,008,861

Health Care Providers & Services - 1.2%
Aetna, Inc.	2,267	459,861
Alfresa Holdings Corp.	2,700	72,322
AmerisourceBergen Corp.-Class A	1,135	104,670
Anthem, Inc.	1,850	506,992
Cardinal Health, Inc.	2,095	113,130
Centene Corp. (a)	1,487	215,288
Cigna Corp.	1,715	357,149
CVS Health Corp.	7,130	561,274
DaVita, Inc. (a)	950	68,049
Envision Healthcare Corp. (a)	823	37,636
Express Scripts Holding Co. (a)	3,889	369,494
Fresenius Medical Care AG & Co. KGaA	2,085	214,220
Fresenius SE & Co. KGaA	4,696	344,359
HCA Healthcare, Inc.	1,950	271,284
Healthscope Ltd.	34,249	51,955
Henry Schein, Inc. (a)	1,040	88,431
Humana, Inc.	965	326,672
Laboratory Corp. of America Holdings (a)	725	125,918
McKesson Corp.	1,465	194,332
Mediclinic International PLC	5,385	30,076
Medipal Holdings Corp.	3,900	81,478
NMC Health PLC	1,143	50,526
Quest Diagnostics, Inc.	950	102,515
Ramsay Health Care Ltd.	1,156	45,864
Ryman Healthcare Ltd.	5,937	55,048
Sonic Healthcare Ltd.	5,598	100,722
Suzuken Co., Ltd./Aichi Japan	1,200	56,939
UnitedHealth Group, Inc.	6,735	1,791,779
Universal Health Services, Inc.-Class B	650	83,096
WellCare Health Plans, Inc. (a)	347	111,210

		6,992,289

Health Care Technology - 0.0%
Cerner Corp. (a)	2,180	140,414
M3, Inc.	4,140	93,888

		234,302

Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	2,245	158,362
Illumina, Inc. (a)	1,111	407,804
IQVIA Holdings, Inc. (a)	1,096	142,195
Lonza Group AG (a)	779	266,494
Mettler-Toledo International, Inc. (a)	220	133,975
PerkinElmer, Inc.	755	73,439
QIAGEN NV (a)	2,703	102,369
Thermo Fisher Scientific, Inc.	2,885	704,171
Waters Corp. (a)	545	106,101

		2,094,910

Company	Shares	U.S. $ Value
Pharmaceuticals - 3.6%
Allergan PLC	2,400	$457,152
Astellas Pharma, Inc.	22,500	392,917
AstraZeneca PLC	13,918	1,084,825
Bayer AG	9,580	849,752
Bristol-Myers Squibb Co.	11,465	711,747
Chugai Pharmaceutical Co., Ltd.	2,100	134,995
Daiichi Sankyo Co., Ltd.	5,700	247,083
Eisai Co., Ltd.	2,933	285,725
Eli Lilly & Co.	6,665	715,221
GlaxoSmithKline PLC	54,490	1,092,781
Hisamitsu Pharmaceutical Co., Inc.	1,000	76,692
Ipsen SA	880	148,151
Johnson & Johnson	18,805	2,598,287
Kyowa Hakko Kirin Co., Ltd.	2,152	40,381
Merck & Co., Inc.	18,905	1,341,121
Merck KGaA	1,230	127,084
Mitsubishi Tanabe Pharma Corp.	3,000	50,210
Mylan NV (a)	3,555	130,113
Nektar Therapeutics (a)	1,074	65,471
Novartis AG	24,089	2,073,544
Novo Nordisk A/S-Class B	20,377	959,045
Ono Pharmaceutical Co., Ltd.	3,900	110,395
Orion Oyj-Class B	974	36,863
Otsuka Holdings Co., Ltd.	3,717	187,482
Perrigo Co. PLC	822	58,198
Pfizer, Inc.	41,036	1,808,456
Recordati SpA	2,055	69,487
Roche Holding AG	7,721	1,867,056
Sanofi	12,344	1,102,902
Santen Pharmaceutical Co., Ltd.	2,500	39,640
Shionogi & Co., Ltd.	2,800	183,035
Shire PLC	9,881	596,970
Sumitomo Dainippon Pharma Co., Ltd.	2,900	66,603
Taisho Pharmaceutical Holdings Co., Ltd.	567	69,363
Takeda Pharmaceutical Co., Ltd.	7,600	324,961
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	10,616	228,669
UCB SA	1,519	136,503
Vifor Pharma AG	802	139,043
Zoetis, Inc.	3,346	306,360

		20,914,283

		43,652,831

Industrials - 6.8%
Aerospace & Defense - 1.2%
Airbus SE	6,243	783,763
Arconic, Inc.	2,956	65,062
BAE Systems PLC	33,818	277,306
Boeing Co. (The)	3,860	1,435,534
Dassault Aviation SA	41	75,879
Elbit Systems Ltd.	250	31,767
General Dynamics Corp.	1,910	391,015
Harris Corp.	845	142,983
Huntington Ingalls Industries, Inc.	329	84,250

Company	Shares	U.S. $ Value
L3 Technologies, Inc.	525	$111,626
Leonardo SpA	5,271	63,353
Lockheed Martin Corp.	1,800	622,728
Meggitt PLC	10,854	80,134
Northrop Grumman Corp.	1,240	393,539
Raytheon Co.	2,050	423,653
Rockwell Collins, Inc.	1,200	168,564
Rolls-Royce Holdings PLC (a)	19,591	252,046
Safran SA	3,586	502,126
Singapore Technologies Engineering Ltd.	43,000	111,920
Textron, Inc.	1,755	125,430
Thales SA	694	98,604
TransDigm Group, Inc. (a)	363	135,145
United Technologies Corp.	5,225	730,507

		7,106,934

Air Freight & Logistics - 0.3%
Bollore SA	25,929	111,998
CH Robinson Worldwide, Inc.	965	94,493
Deutsche Post AG	10,803	384,094
Expeditors International of Washington, Inc.	1,220	89,706
FedEx Corp.	1,715	412,955
Kuehne & Nagel International AG	477	75,688
Royal Mail PLC	8,567	53,256
United Parcel Service, Inc.-Class B	4,855	566,821
Yamato Holdings Co., Ltd.	3,400	104,394

		1,893,405

Airlines - 0.2%
Alaska Air Group, Inc.	843	58,049
American Airlines Group, Inc.	2,882	119,113
ANA Holdings, Inc.	1,007	35,179
Delta Air Lines, Inc.	4,502	260,351
Deutsche Lufthansa AG	3,330	81,731
easyJet PLC	2,320	39,700
International Consolidated Airlines Group SA	10,420	89,389
Japan Airlines Co., Ltd.	900	32,348
Singapore Airlines Ltd.	14,000	99,726
Southwest Airlines Co.	3,705	231,377
United Continental Holdings, Inc. (a)	1,622	144,455

		1,191,418

Building Products - 0.3%
AGC, Inc./Japan	2,000	83,005
Allegion PLC	635	57,512
AO Smith Corp.	955	50,968
Assa Abloy AB-Class B	9,541	191,239
Cie de Saint-Gobain	4,539	195,635
Daikin Industries Ltd.	2,500	332,759
Fortune Brands Home & Security, Inc.	971	50,842
Geberit AG	360	167,091
Johnson Controls International PLC	6,492	227,220
LIXIL Group Corp.	2,500	48,136
Masco Corp.	2,105	77,043
TOTO Ltd.	1,522	63,124

		1,544,574

Company	Shares	U.S. $ Value
Commercial Services & Supplies - 0.2%
Babcock International Group PLC	3,784	$35,637
Brambles Ltd.	15,030	118,370
Cintas Corp.	585	115,719
Copart, Inc. (a)	1,391	71,678
Dai Nippon Printing Co., Ltd.	2,500	58,165
G4S PLC	17,154	54,105
ISS A/S	1,785	62,713
Park24 Co., Ltd.	1,300	39,292
Republic Services, Inc.-Class A	1,500	108,990
Secom Co., Ltd.	2,000	162,983
Societe BIC SA	891	81,570
Sohgo Security Services Co., Ltd.	1,000	43,942
Stericycle, Inc. (a)	510	29,927
Toppan Printing Co., Ltd.	2,500	40,137
Waste Management, Inc.	2,745	248,038

		1,271,266

Construction & Engineering - 0.3%
ACS Actividades de Construccion y Servicios SA	2,638	112,043
Bouygues SA	1,739	75,230
CIMIC Group Ltd.	2,988	110,900
Eiffage SA	1,102	123,104
Epiroc AB-Class A (a)	6,392	71,419
Epiroc AB-Class B (a)	3,579	36,848
Ferrovial SA	4,691	97,072
Fluor Corp.	965	56,066
HOCHTIEF AG	422	69,957
Jacobs Engineering Group, Inc.	815	62,347
JGC Corp.	4,000	91,724
Kajima Corp.	3,500	50,892
Obayashi Corp.	6,000	56,828
Quanta Services, Inc. (a)	1,015	33,881
Shimizu Corp.	4,000	36,521
Skanska AB-Class B	8,587	168,369
Taisei Corp.	2,000	91,167
Vinci SA	5,456	519,083

		1,863,451

Electrical Equipment - 0.6%
ABB Ltd.	20,970	496,040
AMETEK, Inc.	1,599	126,513
Eaton Corp. PLC	3,044	264,006
Emerson Electric Co.	4,350	333,123
Fuji Electric Co., Ltd.	2,800	112,159
Legrand SA	2,541	185,280
Mabuchi Motor Co., Ltd.	800	32,271
Melrose Industries PLC	52,623	136,977
Mitsubishi Electric Corp.	21,000	287,686
Nidec Corp.	2,567	369,124
OSRAM Licht AG	678	26,921
Prysmian SpA	1,074	24,936
Rockwell Automation, Inc.	930	174,394
Schneider Electric SE	6,098	489,651
Siemens Gamesa Renewable Energy SA (a)	810	10,221
Vestas Wind Systems A/S	2,133	144,097

		3,213,399

Company	Shares	U.S. $ Value
Industrial Conglomerates - 0.8%
3M Co.	4,155	$875,500
CK Hutchison Holdings Ltd.	25,840	297,437
DCC PLC	843	76,462
General Electric Co.	60,959	688,227
Honeywell International, Inc.	5,305	882,752
Jardine Matheson Holdings Ltd.	2,300	144,295
Jardine Strategic Holdings Ltd.	2,005	72,770
Keihan Holdings Co., Ltd.	1,000	38,190
Keppel Corp., Ltd.	13,000	66,186
NWS Holdings Ltd.	37,000	73,135
Roper Technologies, Inc.	725	214,752
Seibu Holdings, Inc.	3,142	56,491
Siemens AG	8,153	1,042,472
Smiths Group PLC	3,761	73,227
Toshiba Corp. (a)	7,200	208,068

		4,809,964

Machinery - 1.2%
Alfa Laval AB	3,778	102,226
Alstom SA	3,502	156,640
Amada Holdings Co., Ltd.	3,000	32,030
ANDRITZ AG	693	40,419
Atlas Copco AB-Class A	6,392	183,822
Atlas Copco AB-Class B SHS	3,579	95,356
Caterpillar, Inc.	4,185	638,171
CNH Industrial NV	22,634	271,617
Cummins, Inc.	1,100	160,677
Daifuku Co., Ltd.	1,030	52,494
Deere & Co.	2,335	351,020
Dover Corp.	1,085	96,055
FANUC Corp.	2,100	395,079
Flowserve Corp.	910	49,768
Fortive Corp.	2,170	182,714
GEA Group AG	1,741	61,969
Hino Motors Ltd.	6,000	65,699
Hitachi Construction Machinery Co., Ltd.	3,000	100,296
Hoshizaki Corp.	400	41,402
IHI Corp.	2,600	98,504
Illinois Tool Works, Inc.	2,125	299,880
Ingersoll-Rand PLC	1,705	174,421
JTEKT Corp.	4,300	62,950
Kawasaki Heavy Industries Ltd.	900	25,383
KION Group AG	1,747	107,268
Komatsu Ltd.	9,800	298,223
Kone Oyj-Class B	3,593	191,790
Kubota Corp.	10,000	169,892
Kurita Water Industries Ltd.	1,200	34,959
Makita Corp.	2,200	110,167
MAN SE	1,273	138,386
Metso Oyj	1,073	37,976
MINEBEA MITSUMI, Inc.	4,131	74,877
MISUMI Group, Inc.	2,900	75,036
Mitsubishi Heavy Industries Ltd.	3,100	119,714
Nabtesco Corp.	1,000	26,588
NGK Insulators Ltd.	2,000	32,969
NSK Ltd.	4,719	54,091
PACCAR, Inc.	2,410	164,338
Parker-Hannifin Corp.	945	173,814
Pentair PLC	1,060	45,951

Company	Shares	U.S. $ Value
Sandvik AB	12,165	$215,372
Schindler Holding AG	413	103,067
Schindler Holding AG (REG)	575	138,741
SKF AB-Class B	4,700	92,482
SMC Corp./Japan	600	192,043
Snap-on, Inc.	420	77,112
Stanley Black & Decker, Inc.	1,065	155,959
Sumitomo Heavy Industries Ltd.	1,200	42,830
THK Co., Ltd.	1,531	38,958
Volvo AB-Class B	14,676	258,840
Wartsila Oyj Abp	4,224	82,198
Weir Group PLC (The)	2,037	46,732
Xylem, Inc./NY	1,235	98,639
Yangzijiang Shipbuilding Holdings Ltd.	56,331	51,069

		7,188,673

Marine - 0.1%
AP Moller - Maersk A/S-Class A	70	91,767
AP Moller - Maersk A/S-Class B	68	95,531
Mitsui OSK Lines Ltd.	1,200	35,017
Nippon Yusen KK	3,100	58,296

		280,611

Professional Services - 0.4%
Adecco Group AG	1,673	87,945
Bureau Veritas SA	3,094	79,894
Equifax, Inc.	855	111,637
Experian PLC	10,230	262,502
Intertek Group PLC	1,536	99,921
Nielsen Holdings PLC	2,316	64,061
Randstad NV	1,613	86,093
Recruit Holdings Co., Ltd.	11,748	392,400
RELX PLC (a)	15,125	317,764
RELX PLC (London)	11,663	245,350
Robert Half International, Inc.	885	62,286
SEEK Ltd.	4,101	61,405
SGS SA	52	136,913
Verisk Analytics, Inc.-Class A (a)	1,100	132,605
Wolters Kluwer NV	5,568	347,109

		2,487,885

Road & Rail - 0.6%
Aurizon Holdings Ltd.	22,082	65,560
Central Japan Railway Co.	1,537	320,000
CSX Corp.	6,160	456,148
DSV A/S	1,630	148,119
East Japan Railway Co.	3,600	334,401
Hankyu Hanshin Holdings, Inc.	2,200	78,020
JB Hunt Transport Services, Inc.	603	71,721
Kansas City Southern	670	75,898
Keikyu Corp.	2,000	36,452
Keio Corp.	1,200	65,680
Keisei Electric Railway Co., Ltd.	2,945	103,657
Kintetsu Group Holdings Co., Ltd.	1,700	68,369
Kyushu Railway Co.	1,722	52,428
MTR Corp., Ltd.	15,500	81,513
Nagoya Railroad Co., Ltd.	1,800	44,576
Nippon Express Co., Ltd.	1,200	78,808
Norfolk Southern Corp.	2,040	368,220

Company	Shares	U.S. $ Value
Odakyu Electric Railway Co., Ltd.	3,000	$70,971
Tobu Railway Co., Ltd.	1,200	35,477
Tokyu Corp.	5,000	91,431
Union Pacific Corp.	5,500	895,565
West Japan Railway Co.	1,568	109,305

		3,652,319

Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	1,493	85,877
Ashtead Group PLC	5,697	180,756
Brenntag AG	1,471	90,719
Bunzl PLC	3,191	100,319
Fastenal Co.	1,980	114,880
Ferguson PLC	2,936	249,037
ITOCHU Corp.	16,000	292,849
Marubeni Corp.	16,000	146,330
Mitsubishi Corp.	16,100	495,924
Mitsui & Co., Ltd.	18,200	323,426
Sumitomo Corp.	11,300	188,317
Toyota Tsusho Corp.	2,300	86,840
Travis Perkins PLC	2,972	41,243
United Rentals, Inc. (a)	600	98,160
WW Grainger, Inc.	380	135,816

		2,630,493

Transportation Infrastructure - 0.1%
Aena SME SA (b)	780	135,140
Aeroports de Paris	1,000	225,151
Atlantia SpA	176	3,651
Auckland International Airport Ltd.	10,521	50,904
Getlink	6,892	88,045
Kamigumi Co., Ltd.	1,500	33,064
Sydney Airport	8,828	43,941
Transurban Group	24,623	199,553

		779,449

		39,913,841

Consumer Discretionary - 6.3%
Auto Components - 0.4%
Aisin Seiki Co., Ltd.	1,800	87,695
Aptiv PLC	1,891	158,655
BorgWarner, Inc.	1,380	59,036
Bridgestone Corp.	6,900	260,775
Cie Generale des Etablissements Michelin SCA-Class B	1,732	206,724
Continental AG	1,047	181,911
Denso Corp.	5,200	274,705
Faurecia SA	1,635	98,328
Goodyear Tire & Rubber Co. (The)	1,610	37,658
Koito Manufacturing Co., Ltd.	1,000	65,667
NGK Spark Plug Co., Ltd.	3,000	87,449
NOK Corp.	2,800	48,063
Nokian Renkaat Oyj	1,090	44,616
Stanley Electric Co., Ltd.	1,600	54,700
Sumitomo Electric Industries Ltd.	7,200	112,980
Sumitomo Rubber Industries Ltd.	4,100	61,567
Toyota Industries Corp.	1,600	94,699
Valeo SA	2,277	98,596
Yokohama Rubber Co., Ltd. (The)	1,000	21,554

		2,055,378

Company	Shares	U.S. $ Value
Automobiles - 1.0%
Bayerische Motoren Werke AG	3,152	$283,966
Daimler AG	10,262	646,734
Ferrari NV	1,527	209,743
Fiat Chrysler Automobiles NV (a)	14,140	247,295
Ford Motor Co.	27,420	253,635
General Motors Co.	8,816	296,835
Harley-Davidson, Inc.	1,150	52,095
Honda Motor Co., Ltd.	18,521	557,783
Isuzu Motors Ltd.	5,500	86,705
Mazda Motor Corp.	5,200	62,504
Mitsubishi Motors Corp.	11,400	80,535
Nissan Motor Co., Ltd.	26,300	246,103
Peugeot SA	7,475	201,643
Porsche Automobil Holding SE (Preference Shares)	1,458	98,149
Renault SA	1,830	158,299
Subaru Corp.	6,000	183,926
Suzuki Motor Corp.	3,500	200,589
Toyota Motor Corp.	25,102	1,563,923
Volkswagen AG	630	109,542
Volkswagen AG (Preference Shares)	1,767	310,308
Yamaha Motor Co., Ltd.	2,700	75,716

		5,926,028

Distributors - 0.0%
Genuine Parts Co.	1,010	100,394
Jardine Cycle & Carriage Ltd.	2,000	46,812
LKQ Corp. (a)	2,164	68,534

		215,740

Diversified Consumer Services - 0.0%
Benesse Holdings, Inc.	300	8,543
H&R Block, Inc.	1,420	36,565

		45,108

Hotels, Restaurants & Leisure - 0.9%
Accor SA	2,705	138,961
Aristocrat Leisure Ltd.	4,876	100,138
Carnival Corp.	2,785	177,599
Carnival PLC	2,273	141,029
Chipotle Mexican Grill, Inc.-Class A (a)	244	110,903
Compass Group PLC	16,836	374,320
Crown Resorts Ltd.	9,430	93,260
Darden Restaurants, Inc.	870	96,735
Domino’s Pizza Enterprises Ltd.	823	31,649
Galaxy Entertainment Group Ltd.	20,155	127,321
Genting Singapore Ltd.	92,000	71,312
GVC Holdings PLC	5,872	70,267
Hilton Worldwide Holdings, Inc.	1,966	158,814
InterContinental Hotels Group PLC	2,053	127,793
Marriott International, Inc./MD-Class A	2,131	281,356
McDonald’s Corp.	5,480	916,749
McDonald’s Holdings Co. Japan Ltd.	2,200	96,614
Melco Resorts & Entertainment Ltd. (ADR)	2,651	56,069

Company	Shares	U.S. $ Value
Merlin Entertainments PLC (b)	11,141	$58,102
MGM Resorts International	3,460	96,569
Norwegian Cruise Line Holdings Ltd. (a)	1,381	79,311
Oriental Land Co., Ltd./Japan	2,100	219,566
Paddy Power Betfair PLC	1,060	90,457
Royal Caribbean Cruises Ltd.	1,177	152,939
Sands China Ltd.	39,744	178,988
Sodexo SA	1,005	106,577
Starbucks Corp.	9,620	546,801
Tabcorp Holdings Ltd.	26,623	93,667
TUI AG	4,841	92,863
Whitbread PLC	1,737	106,759
Wynn Macau Ltd.	77,455	177,883
Wynn Resorts Ltd.	560	71,154
Yum! Brands, Inc.	2,245	204,093

		5,446,618

Household Durables - 0.5%
Auto Trader Group PLC (b)	9,529	55,433
Barratt Developments PLC	9,541	70,460
Berkeley Group Holdings PLC	1,236	59,213
Casio Computer Co., Ltd.	181	2,959
DR Horton, Inc.	2,355	99,334
Electrolux AB-Class B	2,430	53,531
Garmin Ltd.	770	53,938
Husqvarna AB-Class B	8,194	69,661
Iida Group Holdings Co., Ltd.	1,346	23,922
Leggett & Platt, Inc.	825	36,127
Lennar Corp.-Class A	1,900	88,711
Mohawk Industries, Inc. (a)	450	78,907
Newell Brands, Inc.	3,355	68,106
Nikon Corp.	3,200	60,132
Panasonic Corp.	23,500	272,394
Persimmon PLC	3,527	108,587
PulteGroup, Inc.	1,835	45,453
Rinnai Corp.	700	53,365
SEB SA	568	96,610
Sekisui Chemical Co., Ltd.	4,000	73,764
Sekisui House Ltd.	6,000	91,495
Sharp Corp./Japan	1,500	30,479
Sony Corp.	13,500	820,633
Taylor Wimpey PLC	31,025	69,347
Techtronic Industries Co., Ltd.	13,454	85,819
Whirlpool Corp.	450	53,437

		2,621,817

Internet & Direct Marketing Retail - 1.4%
Amazon.com, Inc. (a)	2,903	5,814,709
Booking Holdings, Inc. (a)	347	688,448
eBay, Inc. (a)	6,485	214,135
Expedia Group, Inc.	832	108,559
Netflix, Inc. (a)	3,082	1,153,069
Rakuten, Inc.	8,852	67,815
Start Today Co., Ltd.	2,592	78,407
TripAdvisor, Inc. (a)	712	36,362
Zalando SE (a)(b)	2,021	78,533

		8,240,037

Company	Shares	U.S. $ Value
Internet Software & Services - 0.0%
Delivery Hero SE (a)(b)	1,586	$76,158

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	1,900	73,817
Hasbro, Inc.	800	84,096
Mattel, Inc. (a)(c)	2,335	36,659
Sankyo Co., Ltd.	300	11,736
Shimano, Inc.	700	112,874
Yamaha Corp.	1,600	84,781

		403,963

Multiline Retail - 0.2%
Dollar General Corp.	1,770	193,461
Dollar Tree, Inc. (a)	1,688	137,656
Don Quijote Holdings Co., Ltd.	1,000	50,604
Isetan Mitsukoshi Holdings Ltd.	2,200	27,009
J Front Retailing Co., Ltd.	3,500	54,283
Kohl’s Corp.	1,180	87,969
Macy’s, Inc.	2,105	73,107
Marks & Spencer Group PLC	15,442	58,100
Marui Group Co., Ltd.	3,300	81,424
Next PLC	1,643	117,583
Nordstrom, Inc.	820	49,044
Ryohin Keikaku Co., Ltd.	257	76,390
Target Corp.	3,725	328,582

		1,335,212

Specialty Retail - 1.0%
ABC-Mart, Inc.	500	27,814
Advance Auto Parts, Inc.	531	89,383
AutoZone, Inc. (a)	225	174,533
Best Buy Co., Inc.	1,700	134,912
CarMax, Inc. (a)	1,220	91,097
Fast Retailing Co., Ltd.	641	324,730
Foot Locker, Inc.	792	40,376
Gap, Inc. (The)	1,505	43,419
Hennes & Mauritz AB-Class B	9,038	167,023
Hikari Tsushin, Inc.	500	98,817
Home Depot, Inc. (The)	8,130	1,684,130
Industria de Diseno Textil SA	11,626	351,240
Kingfisher PLC	29,522	99,820
L Brands, Inc.	1,685	51,056
Lowe’s Cos., Inc.	5,790	664,808
Nitori Holdings Co., Ltd.	750	107,479
O’Reilly Automotive, Inc. (a)	590	204,919
Ross Stores, Inc.	2,650	262,615
Shimamura Co., Ltd.	200	18,972
Tiffany & Co.	705	90,924
TJX Cos., Inc. (The)	4,420	495,128
Tractor Supply Co.	865	78,611
Ulta Salon Cosmetics & Fragrance, Inc. (a)	402	113,412
USS Co., Ltd.	4,120	76,483
Yamada Denki Co., Ltd.	10,990	55,601

		5,547,302

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods - 0.8%
adidas AG	2,040	$498,901
Burberry Group PLC	4,236	111,234
Cie Financiere Richemont SA	5,585	455,347
Hanesbrands, Inc.	2,527	46,573
Hermes International	281	186,169
HUGO BOSS AG	1,317	101,324
Kering SA	721	386,712
Li & Fung Ltd.	48,000	10,752
Luxottica Group SpA	1,559	105,658
LVMH Moet Hennessy Louis Vuitton SE	2,973	1,050,572
Michael Kors Holdings Ltd. (a)	1,059	72,605
Moncler SpA	2,123	91,347
NIKE, Inc.-Class B	9,020	764,174
Pandora A/S	1,106	69,068
Puma SE	60	29,604
PVH Corp.	545	78,698
Ralph Lauren Corp.	390	53,645
Swatch Group AG (The)	294	116,846
Swatch Group AG (The) (REG)	1,834	142,846
Tapestry, Inc.	1,930	97,021
Under Armour, Inc.-Class A (a)(c)	1,247	26,461
Under Armour, Inc.-Class C (a)(c)	1,254	24,403
VF Corp.	2,310	215,869

		4,735,829

		36,649,190

Consumer Staples - 4.9%
Beverages - 1.1%
Anheuser-Busch InBev SA/NV	8,385	733,986
Asahi Group Holdings Ltd.	3,700	160,533
Brown-Forman Corp.-Class B	1,792	90,586
Carlsberg A/S-Class B	1,051	126,041
Coca-Cola Amatil Ltd.	14,439	101,787
Coca-Cola Bottlers Japan Holdings, Inc.	1,300	34,794
Coca-Cola Co. (The)	26,830	1,239,278
Coca-Cola European Partners PLC	2,396	108,946
Coca-Cola HBC AG (a)	1,928	65,685
Constellation Brands, Inc.-Class A	1,170	252,275
Diageo PLC	27,623	978,630
Heineken Holding NV	1,000	90,676
Heineken NV	2,500	234,627
Kirin Holdings Co., Ltd.	9,345	239,680
Molson Coors Brewing Co.-Class B	1,300	79,950
Monster Beverage Corp. (a)	2,880	167,846
PepsiCo, Inc.	9,975	1,115,205
Pernod Ricard SA	2,021	331,460
Remy Cointreau SA	195	25,432
Suntory Beverage & Food Ltd.	1,324	56,093
Treasury Wine Estates Ltd.	6,024	76,034

		6,309,544

Company	Shares	U.S. $ Value
Food & Staples Retailing - 0.9%
Aeon Co., Ltd.	6,200	$149,391
Carrefour SA	5,903	113,143
Casino Guichard Perrachon SA	1,228	51,682
Colruyt SA	862	48,783
Costco Wholesale Corp.	3,065	719,907
FamilyMart UNY Holdings Co., Ltd.	800	83,362
ICA Gruppen AB	2,462	78,091
J Sainsbury PLC	18,022	75,503
Jeronimo Martins SGPS SA	2,405	35,449
Koninklijke Ahold Delhaize NV	9,852	226,030
Kroger Co. (The)	5,680	165,345
Lawson, Inc.	600	36,542
METRO AG	7,593	118,929
Seven & i Holdings Co., Ltd.	8,000	356,679
Sundrug Co., Ltd.	1,000	35,682
Sysco Corp.	3,355	245,754
Tesco PLC	106,921	334,290
Tsuruha Holdings, Inc.	600	73,854
Walgreens Boots Alliance, Inc.	5,945	433,390
Walmart, Inc.	10,163	954,407
Wesfarmers Ltd.	12,002	432,182
Wm Morrison Supermarkets PLC	31,098	105,142
Woolworths Group Ltd.	14,003	284,006

		5,157,543

Food Products - 1.1%
a2 Milk Co., Ltd. (a)	8,040	59,974
Ajinomoto Co., Inc.	5,000	85,889
Archer-Daniels-Midland Co.	3,915	196,807
Associated British Foods PLC	3,965	118,337
Barry Callebaut AG	91	172,320
Calbee, Inc.	1,315	43,298
Campbell Soup Co. (c)	1,325	48,535
Chocoladefabriken Lindt & Spruengli AG	1	81,911
Conagra Brands, Inc.	2,685	91,209
Danone SA	6,291	488,906
General Mills, Inc.	4,135	177,474
Hershey Co. (The)	1,000	102,000
Hormel Foods Corp.	1,850	72,890
JM Smucker Co. (The)	795	81,575
Kellogg Co.	1,765	123,585
Kerry Group PLC-Class A	1,906	210,785
Kikkoman Corp.	1,000	59,557
Kraft Heinz Co. (The)	4,178	230,250
Marine Harvest ASA	4,327	100,265
McCormick & Co., Inc./MD	825	108,694
MEIJI Holdings Co., Ltd.	1,100	73,933
Mondelez International, Inc.-Class A	10,335	443,992
Nestle SA	33,982	2,828,545
NH Foods Ltd.	933	34,467
Nisshin Seifun Group, Inc.	4,000	87,723
Nissin Foods Holdings Co., Ltd.	1,200	82,544
Orkla ASA	10,095	85,293
Toyo Suisan Kaisha Ltd.	1,000	38,822
Tyson Foods, Inc.-Class A	2,075	123,525
WH Group Ltd. (b)	67,807	47,604
Wilmar International Ltd.	26,000	61,218
Yakult Honsha Co., Ltd.	800	65,608
Yamazaki Baking Co., Ltd.	59	1,182

		6,628,717

Company	Shares	U.S. $ Value
Household Products - 0.6%
Church & Dwight Co., Inc.	1,676	$99,504
Clorox Co. (The)	920	138,377
Colgate-Palmolive Co.	6,100	408,395
Essity AB-Class B	4,979	124,980
Henkel AG & Co. KGaA	989	104,921
Henkel AG & Co. KGaA (Preference Shares)	1,696	198,857
Kimberly-Clark Corp.	2,415	274,441
Lion Corp.	2,000	44,419
Procter & Gamble Co. (The)	17,670	1,470,674
Reckitt Benckiser Group PLC	7,158	653,883
Unicharm Corp.	3,800	125,726

		3,644,177

Personal Products - 0.6%
Beiersdorf AG	1,051	118,472
Coty, Inc.-Class A	3,262	40,971
Estee Lauder Cos., Inc. (The)-Class A	1,540	223,793
Kao Corp.	5,400	436,200
Kose Corp.	500	95,273
L’Oreal SA	2,700	650,935
Pola Orbis Holdings, Inc.	1,800	65,742
Shiseido Co., Ltd.	4,176	323,422
Unilever NV	15,507	862,574
Unilever PLC	13,679	751,444

		3,568,826

Tobacco - 0.6%
Altria Group, Inc.	13,260	799,711
British American Tobacco PLC	24,956	1,163,461
Imperial Brands PLC	10,218	355,565
Japan Tobacco, Inc.	11,724	306,152
Philip Morris International, Inc.	10,850	884,709
Swedish Match AB	2,884	147,417

		3,657,015

		28,965,822

Communication Services - 4.2%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	50,937	1,710,464
Bezeq The Israeli Telecommunication Corp., Ltd.	25,040	28,818
BT Group PLC	89,935	263,990
CenturyLink, Inc.	6,862	145,474
Deutsche Telekom AG	34,368	553,278
Elisa Oyj	1,354	57,402
Eurazeo SA	1,438	113,229
HKT Trust & HKT Ltd.-Class SS	55,098	75,763
Iliad SA	714	93,265
Koninklijke KPN NV	28,755	75,856
Nippon Telegraph & Telephone Corp.	7,400	333,965
Orange SA	18,911	300,905
Proximus SADP	1,568	37,456
Singapore Telecommunications Ltd.	76,000	179,839
Spark New Zealand Ltd.	17,417	46,748
Swisscom AG	247	112,029
Telecom Italia SpA/Milano (a)	150,129	90,750
Telefonica Deutschland Holding AG	17,113	72,291

Company	Shares	U.S. $ Value
Telefonica SA	52,707	$415,771
Telenor ASA	7,146	139,744
Telia Co. AB	24,258	111,237
Telstra Corp., Ltd.	40,732	93,842
TPG Telecom Ltd.	8,880	54,776
United Internet AG	2,321	109,737
Verizon Communications, Inc.	28,945	1,545,374

		6,762,003

Entertainment - 0.6%
Activision Blizzard, Inc.	5,305	441,323
DeNA Co., Ltd.	1,663	29,365
Electronic Arts, Inc. (a)	2,135	257,246
Konami Holdings Corp.	1,300	50,903
Nexon Co., Ltd. (a)	5,190	67,841
Nintendo Co., Ltd.	1,200	436,600
Take-Two Interactive Software, Inc. (a)	785	108,322
Toho Co., Ltd./Tokyo	1,000	31,408
Twenty-First Century Fox, Inc.-Class A	7,321	339,182
Twenty-First Century Fox, Inc.-Class B	3,067	140,530
Ubisoft Entertainment SA (a)	804	86,817
Viacom, Inc.-Class B	2,410	81,362
Vivendi SA	11,072	284,739
Walt Disney Co. (The)	10,394	1,215,474

		3,571,112

Interactive Media & Services - 1.4%
Alphabet, Inc.-Class A (a)	2,139	2,581,944
Alphabet, Inc.-Class C (a)	2,144	2,558,800
Facebook, Inc.-Class A (a)	16,837	2,769,013
Kakaku.com, Inc.	3,799	74,225
REA Group Ltd.	1,002	62,167
Twitter, Inc. (a)	4,586	130,517
Yahoo Japan Corp.	32,653	117,261

		8,293,927

Media - 0.6%
Axel Springer SE	2,191	147,298
CBS Corp.-Class B	2,340	134,433
Charter Communications, Inc.-Class A (a)	1,323	431,139
Comcast Corp.-Class A	32,202	1,140,273
CyberAgent, Inc.	1,112	59,177
Dentsu, Inc.	2,100	97,529
Discovery, Inc.-Class A (a)(c)	1,045	33,440
Discovery, Inc.-Class C (a)	2,354	69,631
DISH Network Corp.-Class A (a)	1,575	56,322
Eutelsat Communications SA	3,140	74,184
Hakuhodo DY Holdings, Inc.	2,490	43,733
Informa PLC	13,755	136,622
Interpublic Group of Cos., Inc. (The)	2,695	61,635
ITV PLC	34,542	70,893
JCDecaux SA	189	6,912
News Corp.-Class A	2,658	35,059
News Corp.-Class B	817	11,111
Omnicom Group, Inc.	1,560	106,111
Pearson PLC	7,821	90,539

Company	Shares	U.S. $ Value
Publicis Groupe SA	1,801	$107,556
RTL Group SA	1,166	83,100
Schibsted ASA-Class B	2,252	78,267
SES SA	4,651	102,061
Sky PLC	13,314	300,041
Telenet Group Holding NV (a)	454	25,015
WPP PLC	13,761	201,524

		3,703,605

Wireless Telecommunication Services - 0.4%
KDDI Corp.	19,550	539,320
Millicom International Cellular SA (SDR)	641	36,762
NTT DOCOMO, Inc.	14,767	396,901
SoftBank Group Corp.	8,822	881,314
Tele2 AB-Class B	3,826	45,982
Vodafone Group PLC	293,152	628,114

		2,528,393

		24,859,040

Energy - 3.4%
Energy Equipment & Services - 0.2%
Baker Hughes a GE Co.-Class A	2,860	96,754
Halliburton Co.	6,090	246,828
Helmerich & Payne, Inc.	735	50,546
John Wood Group PLC	7,316	73,400
National Oilwell Varco, Inc.	2,605	112,223
Schlumberger Ltd.	9,700	590,924
TechnipFMC PLC	3,018	94,312
Tenaris SA	10,900	182,547

		1,447,534

Oil, Gas & Consumable Fuels - 3.2%
Aker BP ASA	1,570	66,479
Anadarko Petroleum Corp.	3,595	242,339
Andeavor	1,025	157,338
Apache Corp.	2,645	126,087
BP PLC	218,903	1,677,834
Cabot Oil & Gas Corp.	3,140	70,713
Caltex Australia Ltd.	3,100	66,972
Chevron Corp.	13,380	1,636,106
Cimarex Energy Co.	677	62,920
Concho Resources, Inc. (a)	1,307	199,644
ConocoPhillips	8,220	636,228
Devon Energy Corp.	3,620	144,583
Enagas SA	2,159	58,192
Eni SpA	24,216	456,461
EOG Resources, Inc.	4,060	517,934
EQT Corp.	1,690	74,749
Equinor ASA	12,989	365,202
Exxon Mobil Corp.	29,710	2,525,944
Galp Energia SGPS SA	5,341	105,900
Hess Corp.	1,840	131,707
HollyFrontier Corp.	1,200	83,880
Idemitsu Kosan Co., Ltd.	1,200	63,533
Inpex Corp.	9,048	113,051
JXTG Holdings, Inc.	32,750	247,714
Kinder Morgan, Inc./DE	13,289	235,614
Koninklijke Vopak NV	502	24,732

Company	Shares	U.S. $ Value
Lundin Petroleum AB	3,430	$130,742
Marathon Oil Corp.	5,905	137,468
Marathon Petroleum Corp.	3,174	253,825
Neste Oyj	1,220	100,559
Newfield Exploration Co. (a)	1,370	39,497
Noble Energy, Inc.	3,400	106,046
Occidental Petroleum Corp.	5,350	439,610
Oil Search Ltd.	18,278	119,390
OMV AG	1,402	78,651
ONEOK, Inc.	2,818	191,032
Origin Energy Ltd. (a)	16,658	99,293
Phillips 66	2,910	328,015
Pioneer Natural Resources Co.	1,215	211,641
Repsol SA	15,445	307,469
Royal Dutch Shell PLC-Class A	50,522	1,732,321
Royal Dutch Shell PLC-Class B	41,162	1,440,940
Santos Ltd.	18,468	96,960
Showa Shell Sekiyu KK	4,285	90,898
Snam SpA	26,833	111,585
TOTAL SA	26,478	1,721,619
Valero Energy Corp.	3,025	344,094
Williams Cos., Inc. (The)	8,758	238,130
Woodside Petroleum Ltd.	10,061	280,670

		18,692,311

		20,139,845

Materials - 2.9%
Chemicals - 1.6%
Air Liquide SA	4,557	598,435
Air Products & Chemicals, Inc.	1,520	253,916
Akzo Nobel NV	3,630	339,562
Albemarle Corp.	761	75,933
Arkema SA	1,159	143,634
Asahi Kasei Corp.	12,000	181,945
BASF SE	9,789	868,609
CF Industries Holdings, Inc.	1,600	87,104
Chr Hansen Holding A/S	1,460	148,023
Clariant AG (a)	1,891	49,191
Covestro AG (b)	1,766	142,953
Croda International PLC	1,689	114,487
Daicel Corp.	3,000	34,848
DowDuPont, Inc.	16,270	1,046,324
Eastman Chemical Co.	1,030	98,592
Ecolab, Inc.	1,840	288,475
EMS-Chemie Holding AG	203	121,067
Evonik Industries AG	2,574	92,059
FMC Corp.	930	81,077
Frutarom Industries Ltd.	300	31,126
Givaudan SA	88	216,531
Hitachi Chemical Co., Ltd.	3,000	61,048
Incitec Pivot Ltd.	32,013	92,045
International Flavors & Fragrances, Inc.	550	76,516
Israel Chemicals Ltd.	9,886	59,961
Johnson Matthey PLC	1,842	85,475
JSR Corp.	800	14,935
K&S AG	4,309	90,364
Kansai Paint Co., Ltd.	3,000	55,290
Kuraray Co., Ltd.	3,000	45,101

Company	Shares	U.S. $ Value
LANXESS AG	1,767	$129,253
Linde AG	1,768	365,153
LyondellBasell Industries NV-Class A	2,299	235,670
Mitsubishi Chemical Holdings Corp.	13,000	124,417
Mitsubishi Gas Chemical Co., Inc.	2,500	53,220
Mitsui Chemicals, Inc.	1,600	40,008
Mosaic Co. (The)	2,430	78,926
Nippon Paint Holdings Co., Ltd.	2,000	74,652
Nissan Chemical Corp.	1,000	52,820
Nitto Denko Corp.	1,600	119,960
Novozymes A/S-Class B	2,458	134,818
Orica Ltd.	7,662	94,249
PPG Industries, Inc.	1,750	190,977
Praxair, Inc.	1,990	319,853
Sherwin-Williams Co. (The)	565	257,194
Shin-Etsu Chemical Co., Ltd.	4,100	362,474
Showa Denko KK	1,500	82,739
Sika AG	1,200	174,623
Solvay SA	927	124,268
Sumitomo Chemical Co., Ltd.	15,000	87,785
Symrise AG	1,178	107,409
Taiyo Nippon Sanso Corp.	7,000	104,763
Teijin Ltd.	3,000	57,536
Toray Industries, Inc.	14,000	105,043
Tosoh Corp.	3,149	48,501
Umicore SA	2,002	111,829
Yara International ASA	1,297	63,655

		9,296,421

Construction Materials - 0.2%
Boral Ltd.	17,642	88,064
CRH PLC	8,841	289,228
Fletcher Building Ltd. (a)	8,637	37,460
HeidelbergCement AG	1,342	104,820
James Hardie Industries PLC	3,449	52,244
LafargeHolcim Ltd. (a)	5,336	264,169
Martin Marietta Materials, Inc.	477	86,790
Taiheiyo Cement Corp.	500	15,681
Vulcan Materials Co.	915	101,748

		1,040,204

Containers & Packaging - 0.1%
Amcor Ltd./Australia	11,024	108,952
Avery Dennison Corp.	585	63,385
Ball Corp.	2,420	106,456
International Paper Co.	2,865	140,815
Packaging Corp. of America	675	74,041
Sealed Air Corp.	1,040	41,756
Smurfit Kappa Group PLC	2,476	97,993
Toyo Seikan Group Holdings Ltd.	1,700	35,276
WestRock Co.	1,747	93,360

		762,034

Metals & Mining - 0.9%
Alumina Ltd.	28,452	56,956
Anglo American PLC	11,577	258,989
Antofagasta PLC	6,389	70,997
ArcelorMittal	12,535	389,165
BHP Billiton Ltd.	34,230	852,700

Company	Shares	U.S. $ Value
BHP Billiton PLC	22,510	$491,204
BlueScope Steel Ltd.	6,941	85,130
Boliden AB	4,189	116,500
Fortescue Metals Group Ltd.	18,067	51,197
Freeport-McMoRan, Inc.	9,425	131,196
Fresnillo PLC	2,356	25,165
Glencore PLC (a)	130,406	562,138
Hitachi Metals Ltd.	5,000	61,915
JFE Holdings, Inc.	5,000	114,700
Kobe Steel Ltd.	1,199	10,655
Mitsubishi Materials Corp.	2,700	80,668
Newcrest Mining Ltd.	7,017	98,535
Newmont Mining Corp.	3,695	111,589
Nippon Steel & Sumitomo Metal Corp.	8,643	182,822
Norsk Hydro ASA	16,444	98,612
Nucor Corp.	2,210	140,224
Randgold Resources Ltd.	890	62,948
Rio Tinto Ltd.	4,038	229,651
Rio Tinto PLC	13,185	665,072
South32 Ltd.	56,741	159,459
Sumitomo Metal Mining Co., Ltd.	2,500	87,661
thyssenkrupp AG	3,919	98,863
voestalpine AG	1,082	49,426

		5,344,137

Paper & Forest Products - 0.1%
Mondi PLC	3,496	95,719
Oji Holdings Corp.	14,000	101,667
Stora Enso Oyj-Class R	6,056	115,646
UPM-Kymmene Oyj	5,689	223,117

		536,149

		16,978,945

Utilities - 1.7%
Electric Utilities - 1.0%
Alliant Energy Corp.	1,588	67,601
American Electric Power Co., Inc.	3,425	242,764
AusNet Services	37,398	43,928
Chubu Electric Power Co., Inc.	6,100	92,403
Chugoku Electric Power Co., Inc. (The)	4,000	51,404
CK Infrastructure Holdings Ltd.	15,000	118,709
CLP Holdings Ltd.	12,500	146,384
Duke Energy Corp.	4,882	390,658
Edison International	2,265	153,295
EDP - Energias de Portugal SA	25,431	93,836
Electricite de France SA	11,071	194,704
Endesa SA	3,024	65,227
Enel SpA	88,110	450,377
Entergy Corp.	1,225	99,384
Evergy, Inc.	1,885	103,524
Eversource Energy	2,210	135,782
Exelon Corp.	6,697	292,391
FirstEnergy Corp.	3,135	116,528
Fortum Oyj	4,228	105,959
HK Electric Investments & HK Electric Investments Ltd.-Class SS (b)	104,180	105,134
Iberdrola SA	64,359	472,707
Kansai Electric Power Co., Inc. (The)	8,491	128,163

Company	Shares	U.S. $ Value
Kyushu Electric Power Co., Inc.	4,100	$49,557
NextEra Energy, Inc.	3,345	560,622
Orsted A/S (b)	2,499	169,814
PG&E Corp. (a)	3,575	164,486
Pinnacle West Capital Corp.	785	62,156
Power Assets Holdings Ltd.	8,500	59,083
PPL Corp.	4,895	143,228
Red Electrica Corp. SA	5,707	119,308
Southern Co. (The)	7,010	305,636
SSE PLC	10,739	160,375
Terna Rete Elettrica Nazionale SpA	23,069	123,232
Tohoku Electric Power Co., Inc.	4,300	58,487
Tokyo Electric Power Co. Holdings, Inc. (a)	13,800	67,814
Xcel Energy, Inc.	3,520	166,179

		5,880,839

Gas Utilities - 0.1%
APA Group	13,346	96,243
Hong Kong & China Gas Co., Ltd.	87,278	172,989
Naturgy Energy Group SA	4,316	117,654
Osaka Gas Co., Ltd.	3,600	70,296
Toho Gas Co., Ltd.	2,017	76,741
Tokyo Gas Co., Ltd.	3,800	93,473

		627,396

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp./VA	4,585	64,190
Electric Power Development Co., Ltd.	1,600	44,288
Meridian Energy Ltd.	18,542	40,368
NRG Energy, Inc.	2,090	78,166
Uniper SE	2,006	61,754

		288,766

Multi-Utilities - 0.5%
AGL Energy Ltd.	6,423	90,605
Ameren Corp.	1,660	104,945
CenterPoint Energy, Inc.	2,995	82,812
Centrica PLC	64,140	129,496
CMS Energy Corp.	1,920	94,080
Consolidated Edison, Inc.	2,130	162,285
Dominion Energy, Inc.	4,585	322,234
DTE Energy Co.	1,270	138,595
E.ON SE	23,845	242,641
Engie SA	18,347	270,109
Innogy SE (b)	1,395	62,305
National Grid PLC	36,605	378,084
NiSource, Inc.	2,305	57,441
Public Service Enterprise Group, Inc.	3,505	185,029
RWE AG	5,973	147,470
SCANA Corp.	995	38,696
Sempra Energy	1,860	211,575
Suez	5,769	82,063
United Utilities Group PLC	8,008	73,513
Veolia Environnement SA	5,882	117,373
WEC Energy Group, Inc.	2,188	146,071

		3,137,422

Company	Shares	U.S. $ Value
Water Utilities - 0.0%
American Water Works Co., Inc.	1,221	$107,411
Severn Trent PLC	2,239	53,971

		161,382

		10,095,805

Real Estate - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Alexandria Real Estate Equities, Inc.	732	92,078
American Tower Corp.	3,065	445,344
Apartment Investment & Management Co.-Class A	1,075	47,440
Ascendas Real Estate Investment Trust	58,294	112,601
AvalonBay Communities, Inc.	945	171,187
Boston Properties, Inc.	1,100	135,399
British Land Co. PLC (The)	9,308	74,866
Crown Castle International Corp.	2,870	319,517
Daiwa House REIT Investment Corp.	13	29,727
Dexus	13,420	102,523
Digital Realty Trust, Inc.	1,430	160,846
Duke Realty Corp.	2,448	69,450
Equinix, Inc.	620	268,392
Equity Residential	2,540	168,300
Essex Property Trust, Inc.	478	117,927
Extra Space Storage, Inc.	883	76,503
Federal Realty Investment Trust	522	66,017
Goodman Group	16,928	126,987
GPT Group (The)	17,105	64,422
Hammerson PLC	7,467	44,430
HCP, Inc.	3,280	86,330
Host Hotels & Resorts, Inc.	5,150	108,665
ICADE	1,592	147,132
Iron Mountain, Inc.	1,908	65,864
Japan Prime Realty Investment Corp.	7	24,958
Japan Real Estate Investment Corp.	12	62,926
Japan Retail Fund Investment Corp.	24	43,555
Kimco Realty Corp.	2,930	49,048
Klepierre SA	2,231	79,278
Land Securities Group PLC	9,736	112,100
Link REIT	21,500	211,688
Macerich Co. (The)	710	39,256
Mid-America Apartment Communities, Inc.	796	79,743
Mirvac Group	40,488	70,571
Nippon Building Fund, Inc.	13	75,169
Nippon Prologis REIT, Inc.	14	27,733
Nomura Real Estate Master Fund, Inc.	34	46,443
Prologis, Inc.	3,670	248,789
Public Storage	1,030	207,679
Realty Income Corp.	1,908	108,546
Regency Centers Corp.	1,033	66,804
SBA Communications Corp. (a)	870	139,748
Scentre Group	50,683	145,651
Segro PLC	11,022	91,717
Simon Property Group, Inc.	2,216	391,678
SL Green Realty Corp.	576	56,177
Stockland	23,010	69,121
UDR, Inc.	1,828	73,906
United Urban Investment Corp.	26	40,859
Ventas, Inc.	2,441	132,742

Company	Shares	U.S. $ Value
Vicinity Centres	39,646	$75,218
Vornado Realty Trust	1,185	86,505
Welltower, Inc.	2,575	165,624
Weyerhaeuser Co.	5,298	170,966

		6,296,145

Real Estate Management & Development - 0.6%
Aeon Mall Co., Ltd.	1,700	29,185
Azrieli Group Ltd.	811	41,424
Brookfield Property Partners (a)	37	773
Brookfield Property REIT, Inc.	1,633	34,179
CapitaLand Ltd.	35,000	86,211
CBRE Group, Inc.-Class A (a)	2,065	91,067
City Developments Ltd.	11,000	73,339
CK Asset Holdings Ltd.	25,719	192,794
Daito Trust Construction Co., Ltd.	700	90,206
Daiwa House Industry Co., Ltd.	6,000	177,803
Deutsche Wohnen SE	3,212	154,278
Hang Lung Properties Ltd.	14,000	27,311
Henderson Land Development Co., Ltd.	27,655	138,885
Hongkong Land Holdings Ltd.	14,000	92,727
Hulic Co., Ltd.	6,591	64,677
Kerry Properties Ltd.	8,500	28,862
LendLease Group	10,380	147,479
Mitsubishi Estate Co., Ltd.	13,000	220,741
Mitsui Fudosan Co., Ltd.	10,000	236,508
New World Development Co., Ltd.	82,122	111,540
Nomura Real Estate Holdings, Inc.	3,600	72,622
Sino Land Co., Ltd.	63,328	108,494
Sumitomo Realty & Development Co., Ltd.	3,843	137,865
Sun Hung Kai Properties Ltd.	15,000	217,683
Swire Properties Ltd.	25,389	96,161
Swiss Prime Site AG (a)	976	83,268
Tokyu Fudosan Holdings Corp.	7,989	55,659
Unibail-Rodamco-Westfield	1,707	343,869
Vonovia SE	5,710	279,266
Wharf Holdings Ltd. (The)	13,000	35,395
Wharf Real Estate Investment Co., Ltd.	13,000	83,753
Wheelock & Co., Ltd.	17,000	102,205

		3,656,229

		9,952,374

Total Common Stocks (cost $240,200,846)		331,459,341

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 28.8%
United States - 28.8%
U.S. Treasury Bonds
2.25%, 8/15/46	$5,033	4,154,914
2.50%, 2/15/45-5/15/46	598	523,343
2.75%, 8/15/42-11/15/47	2,412	2,217,456
2.875%, 5/15/43-11/15/46	6,307	5,939,145
3.00%, 5/15/45-8/15/48	2,781	2,678,380
3.125%, 11/15/41-2/15/43	2,825	2,793,016

Company	Principal Amount (000)	U.S. $ Value
3.50%, 2/15/39	$323	$340,210
3.625%, 8/15/43	3,658	3,924,348
3.75%, 8/15/41-11/15/43	309	337,516
3.875%, 8/15/40	280	310,844
4.25%, 5/15/39	240	279,825
4.375%, 11/15/39-5/15/41	1,258	1,494,087
4.50%, 8/15/39	317	381,836
4.75%, 2/15/37-2/15/41	1,192	1,470,496
5.375%, 2/15/31	650	803,156
5.50%, 8/15/28	1,383	1,669,108
6.00%, 2/15/26	2,846	3,406,751
6.125%, 11/15/27	732	910,425
6.25%, 8/15/23-5/15/30	724	928,148
6.875%, 8/15/25	849	1,051,964
7.25%, 8/15/22	775	897,062
7.625%, 2/15/25	55	69,678
8.00%, 11/15/21	9,123	10,507,130
U.S. Treasury Notes
0.875%, 5/15/19	2,612	2,586,288
1.00%, 8/31/19	702	691,689
1.125%, 2/28/21-9/30/21	2,905	2,777,073
1.25%, 5/31/19-10/31/21	12,533	12,216,471
1.375%, 8/31/20-8/31/23	8,189	7,875,284
1.50%, 5/31/19-8/15/26	5,103	4,865,037
1.625%, 6/30/20-2/15/26	15,907	14,984,648
1.75%, 3/31/22-5/15/23	12,336	11,767,589
1.875%, 11/30/21-10/31/22	7,977	7,690,797
2.00%, 11/15/21-11/15/26	19,868	19,038,573
2.125%, 8/15/21-5/15/25	8,013	7,692,434
2.25%, 11/15/24-11/15/27	6,743	6,352,466
2.375%, 8/15/24-5/15/27	1,829	1,751,029
2.50%, 8/15/23-5/15/24	4,314	4,214,653
2.625%, 8/15/20-11/15/20	3,700	3,685,175
2.75%, 11/15/23-2/15/28	3,400	3,364,302
2.875%, 5/15/28-8/15/28	820	807,852
3.125%, 5/15/21	394	396,222
3.625%, 2/15/21(d)	9,502	9,665,316

Total Governments - Treasuries (cost $176,412,547)		169,511,736

	Shares
INVESTMENT COMPANIES - 10.0%
Funds and Investment Trusts - 10.0% (e)
iShares Core MSCI Emerging Markets ETF	464,925	24,073,816
iShares Core S&P 500 ETF	19,549	5,722,579
iShares International Developed Real Estate ETF	266,406	7,632,532
Vanguard Global ex-U.S. Real Estate ETF	135,330	7,601,486
Vanguard Real Estate ETF	169,520	13,676,874

Total Investment Companies (cost $59,651,313)		58,707,287

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 4.0%
Investment Companies - 4.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 1.98% (e)(f)(g) (cost $23,635,713)	23,635,713	$23,635,713

Total Investments Before Security Lending Collateral for Securities Loaned - 99.2% (cost $499,900,419)		583,314,077

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%
INVESTMENT COMPANIES - 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 1.98% (e)(f)(g) (cost $153,145)	153,145	153,145

Total Investments - 99.2% (cost $500,053,564) (h)		583,467,222
Other assets less liabilities - 0.8%		4,631,947

Net Assets - 100.0%		$588,099,169

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at September 30, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	20	December 2018	CAD	2,000		$2,074,434	$2,053,497	$(20,937)
Emini MSCI Emerging Market Future	262	December 2018	USD	13		13,563,540	13,751,070	187,530
Mini MSCI EAFE Futures	16	December 2018	USD	1		1,564,600	1,580,400	15,800
Russel 2000 Index Futures	37	December 2018	USD	2		3,169,133	3,146,480	(22,653)
S&P 500 E Mini Futures	1	December 2018	USD	– 0	–*	144,809	145,950	1,141
S&PMid 400 E Mini Futures	65	December 2018	USD	7		13,221,749	13,163,800	(57,949)
SPI 200 Futures	33	December 2018	AUD	1		3,681,342	3,693,799	12,457
TOPIX Index Futures	174	December 2018	JPY	1,740		26,805,837	27,833,568	1,027,731
U.S. T-Note 2 Yr (CBT) Futures	76	December 2018	USD	15,200		16,054,828	16,015,813	(39,015)
U.S. T-Note 5 Yr (CBT) Futures	186	December 2018	USD	18,600		21,036,317	20,920,641	(115,676)
U.S. T-Note 10 Yr (CBT) Futures	97	December 2018	USD	9,700		11,636,368	11,521,781	(114,587)
U.S. Ultra Bond (CBT) Futures	54	December 2018	USD	5,400		8,659,057	8,331,188	(327,869)
Sold Contracts
Euro STOXX 50 Index Futures	266	December 2018	EUR	3		10,299,266	10,460,391	(161,125)
FTSE 100 Index Futures	70	December 2018	GBP	1		6,632,409	6,830,535	(198,126)
S&P 500 E Mini Futures	167	December 2018	USD	8		24,267,940	24,373,650	(105,710)

								$81,012

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	215,595	USD	1,946	12/14/18	$37,423
Bank of America, NA	USD	1,477	CAD	1,914	12/14/18	7,182

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	1,157	NZD	1,773	12/14/18	$18,967
Barclays Bank PLC	USD	2,456	CAD	3,206	12/14/18	30,381
BNP Paribas SA	CAD	7,702	USD	5,949	12/14/18	(22,342)
BNP Paribas SA	USD	897	AUD	1,243	12/14/18	1,593
Citibank, NA	JPY	1,132,507	USD	10,108	12/14/18	84,162
Citibank, NA	EUR	28,276	USD	33,022	12/14/18	(5,218)
Citibank, NA	GBP	1,055	USD	1,364	12/14/18	(15,372)
Credit Suisse International	NZD	2,575	USD	1,712	12/14/18	3,872
Credit Suisse International	USD	1,099	AUD	1,525	12/14/18	3,799
Credit Suisse International	USD	2,431	GBP	1,842	12/14/18	(20,981)
Credit Suisse International	USD	15,306	EUR	12,947	12/14/18	(183,529)
Credit Suisse International	USD	1,643	NOK	13,664	12/14/18	40,610
Goldman Sachs Bank USA	SEK	5,814	USD	655	12/14/18	(2,820)
JPMorgan Chase Bank, NA	USD	1,383	GBP	1,055	12/14/18	(2,828)
JPMorgan Chase Bank, NA	USD	1,613	NOK	13,097	12/14/18	1,166
Morgan Stanley Capital Services, Inc.	JPY	181,868	USD	1,642	12/14/18	32,482
Morgan Stanley Capital Services, Inc.	GBP	14,208	USD	18,563	12/14/18	(19,577)
Morgan Stanley Capital Services, Inc.	AUD	4,683	USD	3,337	12/14/18	(50,031)
Morgan Stanley Capital Services, Inc.	AUD	2,020	USD	1,497	12/14/18	35,698
Morgan Stanley Capital Services, Inc.	USD	3,950	GBP	3,013	12/14/18	(10,426)
Royal Bank of Canada	USD	6,172	NZD	9,224	12/14/18	(55,872)
State Street Bank & Trust Co.	CHF	8,462	USD	8,789	12/14/18	108,128
State Street Bank & Trust Co.	USD	886	CHF	850	12/14/18	(14,042)
State Street Bank & Trust Co.	USD	1,473	NOK	12,212	12/14/18	32,061
UBS AG	GBP	1,839	USD	2,422	12/14/18	16,340
UBS AG	USD	1,094	CHF	1,048	12/14/18	(19,056)
UBS AG	USD	3,814	EUR	3,244	12/14/18	(25,533)

						$6,237

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	34,139	7/31/21	2.230%	CPI	#	Maturity	$37,373
Bank of America, NA		22,291	7/31/21	2.230%	CPI	#	Maturity	24,403

								$61,776

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
GSABNATR	18,010,863	0.24%	Annual	USD	18,011	6/17/19	$(531,166)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
UBS AG
Russell 2000 Total Return Index	1,256	LIBOR	Quarterly	USD	10,398	2/15/19	$149,788
Pay Total Return on Reference Obligation
Citibank, NA
S&P 500 Total Return Index	11,414	LIBOR Plus 0.34%	Maturity	USD	65,189	10/15/18	(537,514)

							$(918,892)

*	Notional amount less than 500.

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the aggregate market value of these securities amounted to $1,154,059 or 0.2% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	The rate shown represents the 7-day yield as of period end.
(g)	Affiliated investments.
(h)

As of September 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $104,855,756 and gross unrealized depreciation of investments was $(22,211,964), resulting in net unrealized appreciation of $82,643,792.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
ASX	-	Australian Stock Exchange
CBT	-	Chicago Board of Trade
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
HK	-	Hong Kong
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SDR	-	Swedish Depositary Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index

AB Variable Products Series Fund, Inc.

AB Dynamic Asset Allocation Portfolio

September 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2018:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$23,322,252		$30,886,886		$	– 0	–	$54,209,138
Information Technology	36,989,204		9,053,306			– 0	–	46,042,510
Health Care	26,448,740		17,204,091			– 0	–	43,652,831
Industrials	17,481,727		22,432,114			– 0	–	39,913,841
Consumer Discretionary	19,499,337		17,149,853			– 0	–	36,649,190
Consumer Staples	11,924,785		17,041,037			– 0	–	28,965,822
Communication Services	16,535,381		8,323,659			– 0	–	24,859,040
Energy	10,326,731		9,813,114			– 0	–	20,139,845
Materials	4,181,917		12,797,028			– 0	–	16,978,945
Utilities	5,126,230		4,969,575			– 0	–	10,095,805
Real Estate	4,832,225		5,120,149			– 0	–	9,952,374
Governments - Treasuries	– 0	–	169,511,736			– 0	–	169,511,736
Investment Companies	58,707,287		– 0	–		– 0	–	58,707,287
Short-Term Investments	23,635,713		– 0	–		– 0	–	23,635,713

Investments in Securities:	Level 1		Level 2			Level 3			Total
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	$153,145		$	– 0	–	$	– 0	–	$153,145

Total Investments in Securities	259,164,674			324,302,548			– 0	–	583,467,222
Other Financial Instruments (a):
Assets:
Futures	204,471			1,040,188			– 0	–	1,244,659
Forward Currency Exchange Contracts	– 0	–		453,864			– 0	–	453,864
Inflation (CPI) Swaps	– 0	–		61,776			– 0	–	61,776
Total Return Swaps	– 0	–		149,788			– 0	–	149,788
Liabilities:
Futures	(804,396)			(359,251)			– 0	–	(1,163,647)
Forward Currency Exchange Contracts	– 0	–		(447,627)			– 0	–	(447,627)
Total Return Swaps	– 0	–		(1,068,680)			– 0	–	(1,068,680)

Total (b)	$258,564,749			$324,132,606		$	– 0	–	$582,697,355

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2018 is as follows:

Fund	Market Value 12/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$18,529	$133,056	$127,949	$23,636	$209
Government Money Market Portfolio*	1,877	106,431	108,155	153	32

Total	$20,406	$239,487	$236,104	$23,789	$241

*	Investments of cash collateral for securities lending transactions

AB Variable Products Series Fund, Inc.

AB Global Risk Allocation-Moderate Portfolio

Portfolio of Investments

September 30, 2018 (unaudited)

Company		Shares	U.S. $ Value
INVESTMENT COMPANIES - 44.6%
Funds and Investment Trusts - 44.6% (a)
iShares Core MSCI EAFE ETF		76,670	$4,913,014
iShares Core S&P 500 ETF		43,375	12,697,164
iShares MSCI EAFE ETF		90,720	6,168,053
iShares Russell 2000 ETF		11,040	1,860,792
SPDR S&P 500 ETF Trust		18,671	5,428,033
Vanguard S&P 500 ETF		49,183	13,134,320

Total Investment Companies (cost $36,668,645)			44,201,376

		Principal Amount (000)
INFLATION-LINKED SECURITIES - 18.2%
Japan - 14.4%
Japanese Government CPI Linked Bond
Series 22
0.10%, 3/10/27	JPY	1,552,726	14,274,225

United States - 3.8%
U.S. Treasury Inflation Index
0.375%, 7/15/25 (TIPS)	U.S.$	3,841	3,717,885

Total Inflation-Linked Securities (cost $18,775,992)			17,992,110

		Notional Amount
OPTIONS PURCHASED - PUTS - 0.1%
Options on Funds and Investment Trusts - 0.1%
SPDR S&P 500 ETF Trust
Expiration: Oct 2018; Contracts: 411;
Exercise Price: USD 287.00;
Counterparty: Morgan Stanley & Co., Inc. (b)	USD	41,100	52,402

Options on Indices - 0.0%
Euro STOXX 50 Index
Expiration: Oct 2018; Contracts: 880;
Exercise Price: EUR 3,325.00;
Counterparty: UBS AG (b)	EUR	880	19,202
FTSE 100 Index
Expiration: Oct 2018; Contracts: 180;
Exercise Price: GBP 7,250.00;
Counterparty: UBS AG (b)	GBP	180	3,286
Nikkei 225 Index
Expiration: Oct 2018; Contracts: 11,000;
Exercise Price: JPY 22,375.00;
Counterparty: Goldman Sachs International (b)	JPY	11,000	1,264

			23,752

Total Options Purchased - Puts (premiums paid $88,408)			76,154

Company		Notional Amount	U.S. $ Value
OPTIONS PURCHASED - CALLS - 0.1%
Options on Equity Indices - 0.1%
iShares MSCI Emerging Markets
Expiration: Oct 2018; Contracts: 1,171;
Exercise Price: USD 43.50;
Counterparty: Morgan Stanley & Co., Inc. (b)	USD	117,100	$51,524

Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Oct 2018; Contracts: 170; Exercise
Price: USD 296.00;
Counterparty: Morgan Stanley & Co., Inc. (b)	USD	17,000	7,820

Total Options Purchased - Calls (premiums paid $53,607)			59,344

		Shares
SHORT-TERM INVESTMENTS - 33.6%
Investment Companies - 23.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.98% (a)(c)(d) (cost $23,399,348)		23,399,348	23,399,348

		Principal Amount (000)
U.S. Treasury Bills - 5.2%
U.S. Treasury Bill
Zero Coupon, 10/04/18-11/23/18 (cost $5,125,897)	U.S.$	5,134	5,125,507

Governments - Treasuries - 4.8%
Japan - 4.8%
Japan Treasury Discount Bill
Series 785
Zero Coupon, 12/25/18 (cost $4,799,394)	JPY	540,100	4,755,038

Total Short-Term Investments (cost $33,324,639)			33,279,893

Total Investments - 96.6% (cost $88,911,291) (e)			95,608,877
Other assets less liabilities - 3.4%			3,346,687

Net Assets - 100.0%			$98,955,564

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at September 30, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	169	December 2018	EUR	2		$6,549,736	$6,645,888	$96,152
Euro-BTP Futures	16	December 2018	EUR	1,600		2,266,017	2,300,552	34,535
Euro-Bund Futures	7	December 2018	EUR	700		1,304,854	1,290,542	(14,312)
Euro-OAT Futures	16	December 2018	EUR	1,600		2,831,495	2,806,027	(25,468)
FTSE 100 Index Futures	37	December 2018	GBP	– 0	–*	3,505,991	3,610,425	104,434
Hang Seng Index Futures	5	October 2018	HKD	– 0	–*	882,774	890,258	7,484
Long Gilt Futures	16	December 2018	GBP	1,600		2,546,627	2,522,132	(24,495)
Nikkei 225 (CME) Futures	26	December 2018	USD	– 0	–*	2,913,751	3,144,050	230,299
S&P 500 E Mini Futures	11	December 2018	USD	1		1,616,333	1,605,450	(10,883)
S&P TSX 60 Index Futures	1	December 2018	CAD	– 0	–*	147,059	147,145	86
SPI 200 Futures	10	December 2018	AUD	– 0	–*	1,116,120	1,119,333	3,213
TOPIX Index Futures	17	December 2018	JPY	170		2,606,506	2,719,371	112,865
U.S. T-Note 10 Yr (CBT) Futures	77	December 2018	USD	7,700		9,236,598	9,146,156	(90,442)
U.S. Ultra Bond (CBT) Futures	2	December 2018	USD	200		320,707	308,563	(12,144)
Sold Contracts
10 Yr Mini Japan Government Bond Futures	98	December 2018	JPY	980,000		12,963,218	12,944,763	18,455

								$429,779

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	AUD	1,080	USD	770	12/14/18	$(11,309)
Citibank, NA	EUR	3,834	USD	4,478	12/14/18	(790)
Morgan Stanley Capital Services, Inc.	GBP	1,353	USD	1,768	12/14/18	(1,864)
Morgan Stanley Capital Services, Inc.	JPY	2,677,918	USD	24,181	12/14/18	478,280
State Street Bank & Trust Co.	CHF	866	USD	900	12/14/18	11,067
State Street Bank & Trust Co.	HKD	1,141	USD	146	12/14/18	(315)
State Street Bank & Trust Co.	SGD	190	USD	138	12/14/18	(929)

						$474,140

PUT OPTIONS WRITTEN
Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)			Premiums Received	U.S. $ Value
Euro STOXX 50 Index (f)	UBS AG	880	EUR	3,200.00	October 2018	EUR	1		$5,458	$(6,463)
FTSE 100 Index (f)	UBS AG	180	GBP	7,050.00	October 2018	GBP	– 0	–*	1,835	(1,135)
iShares MSCI Emerging Markets (f)	Morgan Stanley & Co., Inc.	1,405	USD	39.00	October 2018	USD	141		22,431	(9,132)
Nikkei 225 Index (f)	Goldman Sachs International	11,000	JPY	21,500.00	October 2018	JPY	11		4,645	(387)
SPDR S&P 500 ETF Trust (g)	Morgan Stanley & Co., Inc.	255	USD	274.00	October 2018	USD	26		8,336	(9,308)
SPDR S&P 500 ETF Trust (g)	Morgan Stanley & Co., Inc.	411	USD	278.00	October 2018	USD	41		21,768	(20,139)

									$64,473	$(46,564)

*	Notional amount less than 500.

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)

As of September 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,664,069 and gross unrealized depreciation of investments was $(1,044,654), resulting in net unrealized appreciation of $7,619,414.

(f)	One contract relates to 1 share.
(g)	One contract relates to 100 shares.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
SGD	-	Singapore Dollar
USD	-	United States Dollar
Glossary:

BTP	-	Buoni del Tesoro Poliennali
CBT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
CPI	-	Consumer Price Index
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
MSCI	-	Morgan Stanley Capital International
OAT	-	Obligations Assimilables du Trésor
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TIPS	-	Treasury Inflation Protected Security
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

COUNTRY BREAKDOWN 1

September 30, 2018 (unaudited)

50.3%	United States
14.9%	Japan
0.0%	Germany
0.0%	United Kingdom
34.8%	Short-Term

100.0%	Total Investments

1	All data are as of September 30, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB Variable Products Series Fund, Inc.

AB Global Risk Allocation-Moderate Portfolio

September 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Investment Companies	$44,201,376		$	– 0	–	$	– 0	–	$44,201,376
Inflation-Linked Securities	– 0	–		17,992,110			– 0	–	17,992,110
Options Purchased - Puts	– 0	–		76,154			– 0	–	76,154
Options Purchased - Calls	– 0	–		59,344			– 0	–	59,344
Short-Term Investments:
Investment Companies	23,399,348			– 0	–		– 0	–	23,399,348
U.S. Treasury Bills	– 0	–		5,125,507			– 0	–	5,125,507
Governments - Treasuries	– 0	–		4,755,038			– 0	–	4,755,038

Total Investments in Securities	67,600,724			28,008,153			– 0	–	95,608,877
Other Financial Instruments (a):
Assets:
Futures	283,375			324,148			– 0	–	607,523
Forward Currency Exchange Contracts	– 0	–		489,347			– 0	–	489,347
Liabilities:
Futures	(177,744)			– 0	–		– 0	–	(177,744)
Forward Currency Exchange Contracts	– 0	–		(15,207)			– 0	–	(15,207)
Put Options Written	– 0	–		(46,564)			– 0	–	(46,564)

Total (b)	$67,706,355			$28,759,877			$–0	–	$96,466,232

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2018 is as follows:

Fund	Market Value 12/31/2017 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/2018 (000)		Dividend Income (000)
Government Money Market Portfolio	$2,045		$49,721	$28,367	$23,399		$225
Government Money Market Portfolio*	– 0	–	15,874	15,874	– 0	–	3

	$2,045		$65,595	$44,241	$23,399		$228

*	Investments of cash collateral for securities lending transactions

AB Variable Products Series Fund, Inc.

AB Global Thematic Growth Portfolio

Portfolio of Investments

September 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.7%
Health Care - 20.3%
Health Care Equipment & Supplies - 7.5%
Abbott Laboratories	40,680	$2,984,285
Danaher Corp.	26,420	2,870,797
Essilor International Cie Generale d’Optique SA	15,967	2,363,430
West Pharmaceutical Services, Inc.	18,180	2,244,685

		10,463,197

Health Care Providers & Services - 4.0%
Apollo Hospitals Enterprise Ltd.	151,580	2,203,533
UnitedHealth Group, Inc.	12,740	3,389,350

		5,592,883

Health Care Technology - 1.5%
Medidata Solutions, Inc. (a)	28,530	2,091,534

Life Sciences Tools & Services - 6.9%
Bio-Rad Laboratories, Inc.-Class A (a)	8,610	2,694,844
Bruker Corp.	72,250	2,416,763
Gerresheimer AG	16,441	1,387,978
ICON PLC (a)	19,610	3,015,037
Tecan Group AG	221	52,317

		9,566,939

Pharmaceuticals - 0.4%
Vectura Group PLC (a)	537,400	558,683

		28,273,236

Financials - 17.8%
Banks - 5.6%
Bank Mandiri Persero Tbk PT	3,062,000	1,379,779
Credicorp Ltd.	10,720	2,391,418
HDFC Bank Ltd.	46,840	1,296,225
Svenska Handelsbanken AB-Class A SHS	108,470	1,367,984
Swedbank AB-Class A	56,520	1,397,861

		7,833,267

Capital Markets - 6.5%
Charles Schwab Corp. (The)	53,580	2,633,457
MSCI, Inc.-Class A	21,220	3,764,640
Partners Group Holding AG	3,410	2,703,170

		9,101,267

Consumer Finance - 1.1%
Bharat Financial Inclusion Ltd. (a)	113,180	1,622,870

Insurance - 3.0%
AIA Group Ltd.	284,800	2,539,537
Prudential PLC	70,180	1,609,091

		4,148,628

Thrifts & Mortgage Finance - 1.6%
Housing Development Finance Corp., Ltd.	91,380	2,206,267

		24,912,299

Company	Shares	U.S. $ Value
Information Technology - 15.9%
Electronic Equipment, Instruments & Components - 1.6%
Flex Ltd. (a)	167,470	$2,197,206

IT Services - 2.6%
Visa, Inc.-Class A	23,950	3,594,655

Semiconductors & Semiconductor Equipment - 4.3%
ams AG (a)(b)	18,890	1,063,218
Infineon Technologies AG	116,480	2,650,603
NVIDIA Corp.	8,248	2,317,853

		6,031,674

Software - 5.0%
Dassault Systemes SE	13,670	2,045,543
Microsoft Corp.	28,710	3,283,563
SailPoint Technologies Holding, Inc. (a)	48,510	1,650,310

		6,979,416

Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	14,805	3,342,081

		22,145,032

Industrials - 14.7%
Aerospace & Defense - 2.4%
Hexcel Corp.	49,919	3,347,069

Building Products - 2.9%
Cie de Saint-Gobain	23,790	1,025,373
Kingspan Group PLC	65,000	3,030,806

		4,056,179

Commercial Services & Supplies - 1.3%
China Everbright International Ltd.	2,099,407	1,812,603

Electrical Equipment - 3.7%
Schneider Electric SE	29,570	2,374,382
Vestas Wind Systems A/S	41,770	2,821,824

		5,196,206

Industrial Conglomerates - 1.7%
Siemens AG	18,220	2,329,674

Machinery - 2.7%
Xylem, Inc./NY	46,780	3,736,318

		20,478,049

Consumer Staples - 7.6%
Food Products - 4.0%
Kerry Group PLC-Class A	26,160	2,893,036
Nestle SA	31,690	2,637,766

		5,530,802

Household Products - 2.1%
Unicharm Corp.	89,700	2,967,783

Personal Products - 1.5%
Unilever PLC	38,000	2,087,496

		10,586,081

Company	Shares	U.S. $ Value
Consumer Discretionary - 7.4%
Auto Components - 2.6%
Aptiv PLC	29,100	$2,441,490
Delphi Technologies PLC	36,093	1,131,877

		3,573,367

Diversified Consumer Services - 1.6%
Bright Horizons Family Solutions, Inc. (a)	18,860	2,222,462

Internet & Direct Marketing Retail - 3.2%
Amazon.com, Inc. (a)	1,433	2,870,299
Etsy, Inc. (a)	32,480	1,668,822

		4,539,121

		10,334,950

Utilities - 5.6%
Multi-Utilities - 1.2%
Suez	113,350	1,612,392

Water Utilities - 4.4%
American Water Works Co., Inc.	27,879	2,452,516
Aqua America, Inc.	37,520	1,384,488
Beijing Enterprises Water Group Ltd. (a)	3,176,000	1,693,175
Cia de Saneamento Basico do Estado de Sao Paulo	112,300	655,967

		6,186,146

		7,798,538

Communication Services - 3.0%
Interactive Media & Services - 3.0%
Alphabet, Inc.-Class C (a)	2,337	2,789,139
Tencent Holdings Ltd.	33,200	1,355,584

		4,144,723

Materials - 2.7%
Chemicals - 2.7%
Ecolab, Inc.	22,420	3,515,008
Koninklijke DSM NV	3,138	332,356

		3,847,364

Real Estate - 2.7%
Equity Real Estate Investment Trusts (REITs) - 1.4%
SBA Communications Corp. (a)	12,320	1,978,962

Real Estate Management & Development - 1.3%
SM Prime Holdings, Inc.	2,661,800	1,781,183

		3,760,145

Total Common Stocks (cost $102,055,918)		136,280,417

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.3%
Investment Companies - 1.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.98% (c)(d)(e) (cost $1,816,337)	1,816,337	$1,816,337

Total Investments Before Security Lending Collateral for Securities Loaned - 99.0% (cost $103,872,255)		138,096,754

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%
Investment Companies - 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.98% (c)(d)(e) (cost $1,118,125)	1,118,125	1,118,125

Total Investments - 99.8% (cost $104,990,380) (f)		139,214,879
Other assets less liabilities - 0.2%		273,787

Net Assets - 100.0%		$139,488,666

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	PHP	83,169	USD	1,518	12/11/18	$(11,942)
Bank of America, NA	USD	530	RUB	35,119	11/14/18	3,495
Barclays Bank PLC	KRW	221,431	USD	196	11/15/18	(3,874)
Barclays Bank PLC	CNY	3,837	USD	560	10/25/18	2,554
Barclays Bank PLC	CNY	1,253	USD	181	10/25/18	(1,002)
Barclays Bank PLC	USD	4,350	CAD	5,679	12/14/18	53,813
Barclays Bank PLC	USD	418	INR	30,610	12/13/18	(1,063)
BNP Paribas SA	USD	1,066	CNY	7,321	10/25/18	(1,386)
Citibank, NA	INR	514,383	USD	7,372	12/13/18	359,921
Citibank, NA	HKD	10,037	USD	1,282	12/14/18	(1,589)
Citibank, NA	EUR	8,308	USD	9,702	12/14/18	(1,712)
Citibank, NA	CNY	6,763	USD	1,003	10/25/18	20,050
Citibank, NA	EUR	429	USD	507	12/14/18	5,781
Citibank, NA	USD	212	PEN	698	10/12/18	(872)
Citibank, NA	USD	2,447	KRW	2,767,742	11/15/18	49,067
Goldman Sachs Bank USA	GBP	690	USD	902	12/14/18	(744)
Morgan Stanley & Co., Inc.	USD	3,893	GBP	2,980	12/14/18	4,106
Morgan Stanley & Co., Inc.	USD	2,920	AUD	4,098	12/14/18	43,777
Morgan Stanley & Co., Inc.	USD	7,281	JPY	806,390	12/14/18	(144,023)
Natwest Markets PLC	PEN	7,838	USD	2,369	10/12/18	(2,012)
Standard Chartered Bank	USD	656	CNY	4,532	10/25/18	2,582
Standard Chartered Bank	USD	1,878	TWD	57,465	12/11/18	19,438
State Street Bank & Trust Co.	SEK	10,362	USD	1,154	12/14/18	(19,677)
State Street Bank & Trust Co.	CHF	1,478	USD	1,535	12/14/18	18,886

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	417	EUR	356	12/14/18	$(1,361)
State Street Bank & Trust Co.	USD	266	NOK	2,208	12/14/18	5,797
State Street Bank & Trust Co.	USD	349	HKD	2,727	12/14/18	(222)
State Street Bank & Trust Co.	USD	486	MXN	9,452	12/14/18	12,967
UBS AG	EUR	1,217	USD	1,402	12/14/18	(19,113)

						$391,642

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of September 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $39,763,446 and gross unrealized depreciation of investments was $(5,147,305), resulting in net unrealized appreciation of $34,616,141.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

COUNTRY BREAKDOWN 1

September 30, 2018 (unaudited)

53.6%	United States
6.8%	France
5.3%	India
4.6%	Germany
4.3%	Ireland
3.9%	Switzerland
3.5%	China
3.1%	United Kingdom
2.2%	Japan
2.1%	Denmark
2.0%	Sweden
1.8%	Hong Kong
1.7%	Peru
3.8%	Other
1.3%	Short-Term

100.0%	Total Investments

1

All data are as of September 30, 2018. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.3% or less in the following countries: Austria, Brazil, Indonesia, Netherlands and Philippines.

AB Variable Products Series Fund, Inc.

AB Global Thematic Growth Portfolio

September 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2018:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Health Care	$21,759,612		$6,513,624		$	– 0	–	$28,273,236
Financials	10,085,740		14,826,559			– 0	–	24,912,299
Information Technology	16,385,668		5,759,364			– 0	–	22,145,032
Industrials	10,114,193		10,363,856			– 0	–	20,478,049
Consumer Staples	2,893,036		7,693,045			– 0	–	10,586,081
Consumer Discretionary	10,334,950		– 0	–		– 0	–	10,334,950
Utilities	4,492,971		3,305,567			– 0	–	7,798,538
Communication Services	2,789,139		1,355,584			– 0	–	4,144,723
Materials	3,847,364		– 0	–		– 0	–	3,847,364
Real Estate	1,978,962		1,781,183			– 0	–	3,760,145
Short-Term Investments	1,816,337		– 0	–		– 0	–	1,816,337
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,118,125		– 0	–		– 0	–	1,118,125

Total Investments in Securities	87,616,097		51,598,782	(a)		– 0	–	139,214,879
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	602,234			– 0	–	602,234
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(210,592)			– 0	–	(210,592)

Total (c)(d)(e)	$87,616,097		$51,990,424		$	– 0	–	$139,606,521

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	An amount of $3,204,753 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(d)	An amount of $3,535,672 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.
(e)	An amount of $1,549,041 was transferred from Level 2 to Level 1 due to increase in trading volume during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2018 is as follows:

Fund	Market Value 12/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$13,441	$11,625	$1,816	$14
Government Money Market Portfolio*	3,829	14,273	16,984	1,118	11

Total	$3,829	$27,714	$28,609	$2,934	$25

*	Investments of cash collateral for securities lending transactions

AB Variable Products Series Fund, Inc.

AB Growth Portfolio

Portfolio of Investments

September 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.4%
Consumer Discretionary - 18.7%
Diversified Consumer Services - 3.6%
Bright Horizons Family Solutions, Inc. (a)	12,480	$1,470,643
Grand Canyon Education, Inc. (a)	12,740	1,437,072

		2,907,715

Hotels, Restaurants & Leisure - 1.2%
Planet Fitness, Inc. (a)	18,810	1,016,304

Internet & Direct Marketing Retail - 3.0%
Booking Holdings, Inc. (a)	897	1,779,648
Etsy, Inc. (a)	12,130	623,240

		2,402,888

Multiline Retail - 1.5%
Dollar Tree, Inc. (a)	15,130	1,233,852

Specialty Retail - 6.3%
Home Depot, Inc. (The)	12,369	2,562,238
National Vision Holdings, Inc. (a)	16,690	753,387
Ulta Salon Cosmetics & Fragrance, Inc. (a)	6,252	1,763,814

		5,079,439

Textiles, Apparel & Luxury Goods - 3.1%
NIKE, Inc. - Class B	29,532	2,501,951

		15,142,149

Health Care - 18.2%
Biotechnology - 4.7%
Biogen, Inc. (a)	7,274	2,569,977
Regeneron Pharmaceuticals, Inc. (a)	2,990	1,208,079

		3,778,056

Health Care Equipment & Supplies - 7.0%
Edwards Lifesciences Corp. (a)	11,310	1,969,071
Intuitive Surgical, Inc. (a)	3,752	2,153,648
Nevro Corp. (a)	7,220	411,540
Stryker Corp.	6,620	1,176,242

		5,710,501

Health Care Providers & Services - 4.2%
Centene Corp. (a)	6,520	943,966
UnitedHealth Group, Inc.	9,128	2,428,413

		3,372,379

Pharmaceuticals - 2.3%
Zoetis, Inc.	20,450	1,872,402

		14,733,338

Information Technology - 18.1%
Communications Equipment - 1.3%
Arista Networks, Inc. (a)	4,050	1,076,733

Company	Shares	U.S. $ Value
Electronic Equipment, Instruments & Components - 0.5%
Novanta, Inc. (a)	6,070	$415,188

IT Services - 8.4%
Fiserv, Inc. (a)	9,860	812,267
PayPal Holdings, Inc. (a)	19,470	1,710,245
Twilio, Inc.-Class A (a)	7,830	675,572
Visa, Inc.-Class A	24,050	3,609,664

		6,807,748

Semiconductors & Semiconductor Equipment - 3.1%
Semtech Corp. (a)	16,040	891,824
Xilinx, Inc.	19,670	1,576,944

		2,468,768

Software - 4.8%
Adobe Systems, Inc. (a)	4,920	1,328,154
Fair Isaac Corp. (a)	2,220	507,381
HubSpot, Inc. (a)	2,380	359,261
Paycom Software, Inc. (a)	4,500	699,345
Splunk, Inc. (a)	2,410	291,393
Trade Desk, Inc. (The)-Class A (a)	4,290	647,404

		3,832,938

		14,601,375

Communication Services - 14.0%
Entertainment - 3.1%
Activision Blizzard, Inc.	17,250	1,435,027
Electronic Arts, Inc. (a)	8,930	1,075,976

		2,511,003

Interactive Media & Services - 10.9%
Alphabet, Inc.-Class C (a)	5,105	6,092,664
Facebook, Inc.-Class A (a)	16,547	2,721,320

		8,813,984

		11,324,987

Industrials - 9.9%
Building Products - 3.5%
Allegion PLC	14,070	1,274,320
AO Smith Corp.	7,140	381,061
Lennox International, Inc.	3,670	801,528
Trex Co., Inc. (a)	4,460	343,331

		2,800,240

Commercial Services & Supplies - 1.1%
Copart, Inc. (a)	17,010	876,525

Electrical Equipment - 0.9%
Rockwell Automation, Inc.	4,000	750,080

Company	Shares	U.S. $ Value
Industrial Conglomerates - 1.2%
Roper Technologies, Inc.	3,190	$944,910

Machinery - 1.1%
IDEX Corp.	4,290	646,332
WABCO Holdings, Inc. (a)	1,810	213,471

		859,803

Road & Rail - 1.0%
Saia, Inc. (a)	11,070	846,302

Trading Companies & Distributors - 1.1%
Fastenal Co.	15,310	888,286

		7,966,146

Consumer Staples - 9.1%
Beverages - 5.6%
Constellation Brands, Inc.-Class A	8,830	1,903,925
Monster Beverage Corp. (a)	44,708	2,605,582

		4,509,507

Food & Staples Retailing - 3.5%
Costco Wholesale Corp.	12,285	2,885,501

		7,395,008

Materials - 3.4%
Chemicals - 3.4%
PolyOne Corp.	24,440	1,068,517
Sherwin-Williams Co. (The)	3,640	1,656,964

		2,725,481

Financials - 2.0%
Capital Markets - 2.0%
MarketAxess Holdings, Inc.	3,460	617,576
S&P Global, Inc.	5,290	1,033,613

		1,651,189

Total Common Stocks (cost $48,179,391)		75,539,673

SHORT-TERM INVESTMENTS - 6.9%
Investment Companies - 6.9%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.98% (b)(c)(d) (cost $5,536,016)	5,536,016	5,536,016

Total Investments - 100.3% (cost $53,715,407) (e)		81,075,689
Other assets less liabilities - (0.3)%		(212,916)

Net Assets - 100.0%		$80,862,773

(a)	Non-income producing security.
(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of September 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $27,571,161 and gross unrealized depreciation of investments was $(210,879), resulting in net unrealized appreciation of $27,360,282.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Variable Products Series Fund, Inc.

AB Growth Portfolio

September 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$75,539,673		$	– 0	–	$	– 0	–	$75,539,673
Short-Term Investments	5,536,016			– 0	–		– 0	–	5,536,016

Total Investments in Securities	81,075,689			– 0	–		– 0	–	81,075,689
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$81,075,689		$	– 0	–	$	– 0	–	$81,075,689

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all funds for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2018 is as follows:

Fund	Market Value 12/31/2017 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/2018 (000)	Dividend Income (000)
Government Money Market Portfolio	$	– 0	–	$10,039	$4,503	$5,536	$24

AB Variable Products Series Fund, Inc.

AB Growth and Income Portfolio

Portfolio of Investments

September 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 87.8%
Financials - 20.4%
Banks - 5.8%
Citigroup, Inc.	352,570	$25,293,372
JPMorgan Chase & Co.	323,580	36,512,767

		61,806,139

Capital Markets - 3.3%
Goldman Sachs Group, Inc. (The)	84,290	18,901,189
Northern Trust Corp.	151,659	15,488,934

		34,390,123

Consumer Finance - 0.9%
Capital One Financial Corp.	95,500	9,065,815

Diversified Financial Services - 3.9%
Berkshire Hathaway, Inc.-Class B (a)	192,562	41,229,450

Insurance - 6.5%
Aflac, Inc.	309,030	14,546,042
Allstate Corp. (The)	167,400	16,522,380
Fidelity National Financial, Inc.	454,770	17,895,199
Reinsurance Group of America, Inc.-Class A	135,760	19,625,466

		68,589,087

		215,080,614

Health Care - 15.2%
Biotechnology - 3.8%
Biogen, Inc. (a)	59,105	20,882,388
Celgene Corp. (a)	103,500	9,262,215
Gilead Sciences, Inc.	127,530	9,846,591

		39,991,194

Health Care Providers & Services - 5.1%
Anthem, Inc.	58,210	15,952,451
Centene Corp. (a)	66,800	9,671,304
Cigna Corp.	133,900	27,884,675

		53,508,430

Pharmaceuticals - 6.3%
Eli Lilly & Co.	188,010	20,175,353
Pfizer, Inc.	656,030	28,911,242
Roche Holding AG (Sponsored ADR)	579,100	17,465,656

		66,552,251

		160,051,875

Industrials - 11.7%
Aerospace & Defense - 3.4%
Raytheon Co.	173,860	35,929,908

Airlines - 2.1%
Delta Air Lines, Inc.	106,890	6,181,449
Southwest Airlines Co.	266,890	16,667,280

		22,848,729

Company	Shares	U.S. $ Value
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc.	54,903	$4,200,080

Machinery - 2.6%
Altra Industrial Motion Corp.	146,580	6,053,754
Crane Co.	118,920	11,695,782
PACCAR, Inc.	86,430	5,893,662
Parker-Hannifin Corp.	21,320	3,921,387

		27,564,585

Road & Rail - 3.2%
Kansas City Southern	105,910	11,997,485
Knight-Swift Transportation Holdings, Inc.	212,990	7,343,895
Norfolk Southern Corp.	51,740	9,339,070
Saia, Inc. (a)	63,950	4,888,977

		33,569,427

		124,112,729

Communication Services - 10.4%
Diversified Telecommunication Services - 3.5%
Verizon Communications, Inc.	693,460	37,023,829

Entertainment - 3.0%
Walt Disney Co. (The)	271,640	31,765,582

Media - 3.9%
Comcast Corp.-Class A	892,490	31,603,071
Discovery, Inc.-Class A (a)(b)	289,454	9,262,528

		40,865,599

		109,655,010

Energy - 8.1%
Energy Equipment & Services - 1.6%
Dril-Quip, Inc. (a)	115,645	6,042,451
National Oilwell Varco, Inc.	87,480	3,768,639
TechnipFMC PLC	206,200	6,443,750

		16,254,840

Oil, Gas & Consumable Fuels - 6.5%
Apache Corp.	82,538	3,934,587
ConocoPhillips	204,250	15,808,950
Exxon Mobil Corp.	174,370	14,824,937
Noble Energy, Inc.	449,443	14,018,127
Phillips 66	181,370	20,444,026

		69,030,627

		85,285,467

Consumer Discretionary - 6.6%
Auto Components - 0.3%
BorgWarner, Inc.	87,170	3,729,133

Hotels, Restaurants & Leisure - 0.4%
Royal Caribbean Cruises Ltd.	31,060	4,035,936

Household Durables - 3.8%
DR Horton, Inc.	795,420	33,550,816
Garmin Ltd.	97,900	6,857,895

		40,408,711

Company	Shares	U.S. $ Value
Internet & Direct Marketing Retail - 0.6%
eBay, Inc. (a)	182,410	$6,023,178

Specialty Retail - 1.5%
Murphy USA, Inc. (a)	99,510	8,504,124
Tractor Supply Co.	75,784	6,887,250

		15,391,374

		69,588,332

Information Technology - 6.0%
Communications Equipment - 2.2%
Cisco Systems, Inc.	385,250	18,742,413
F5 Networks, Inc. (a)	21,120	4,211,750

		22,954,163

IT Services - 1.6%
International Business Machines Corp.	111,680	16,887,133

Semiconductors & Semiconductor Equipment - 1.6%
Intel Corp.	188,042	8,892,506
QUALCOMM, Inc.	65,570	4,723,007
Skyworks Solutions, Inc.	44,150	4,004,847

		17,620,360

Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	27,825	6,281,215

		63,742,871

Consumer Staples - 5.3%
Food & Staples Retailing - 4.6%
Walgreens Boots Alliance, Inc.	255,130	18,598,977
Walmart, Inc.	316,427	29,715,660

		48,314,637

Tobacco - 0.7%
Philip Morris International, Inc.	94,580	7,712,053

		56,026,690

Real Estate - 4.1%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Liberty Property Trust	165,300	6,983,925
Regency Centers Corp.	311,480	20,143,412

		27,127,337

Real Estate Management & Development - 1.5%
CBRE Group, Inc.-Class A (a)	369,960	16,315,236

		43,442,573

Total Common Stocks (cost $771,340,718)		926,986,161

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 12.3%
Investment Companies - 12.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.98% (c)(d)(e) (cost $129,733,697)	129,733,697	$129,733,697

Total Investments Before Security Lending Collateral for Securities Loaned - 100.1% (cost $901,074,415)		1,056,719,858

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
Investment Companies - 0.7%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.98% (c)(d)(e) (cost $7,930,183)	7,930,183	7,930,183

Total Investments - 100.8% (cost $909,004,598) (f)		1,064,650,041
Other assets less liabilities - (0.8)%		(8,713,890)

Net Assets - 100.0%		$1,055,936,151

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of September 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $158,807,146 and gross unrealized depreciation of investments was $(3,161,704), resulting in net unrealized appreciation of $155,645,442.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Growth and Income Portfolio

September 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$926,986,161		$	– 0	–	$	– 0	–	$926,986,161
Short-Term Investments	129,733,697			– 0	–		– 0	–	129,733,697
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	7,930,183			– 0	–		– 0	–	7,930,183

Total Investments in Securities	1,064,650,041			– 0	–		– 0	–	1,064,650,041
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$1,064,650,041		$	– 0	–	$	– 0	–	$1,064,650,041

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2018 is as follows:

Fund	Market Value 12/31/17 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$	– 0	–	$238,273	$108,539	$129,734	$692
Government Money Market Portfolio*		20,366		146,830	159,266	7,930	168

Total		$20,366		$385,103	$267,805	$137,664	$860

*	Investments of cash collateral for securities lending transactions

AB Variable Products Series Fund, Inc.

AB Intermediate Bond Portfolio

Portfolio of Investments

September 30, 2018 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 27.2%
Financial Institutions - 14.3%
Banking - 12.8%
Banco Santander SA
3.25%, 4/04/26 (a)	EUR	200	$242,397
3.50%, 4/11/22	U.S.$	200	195,800
Bank of America Corp.
4.45%, 3/03/26		25	25,021
Series DD
6.30%, 3/10/26 (b)		27	29,009
Series L
3.95%, 4/21/25		360	352,282
Series Z
6.50%, 10/23/24 (b)		41	44,182
Bank of Nova Scotia (The)
2.50%, 1/08/21		26	25,557
Banque Federative du Credit Mutuel SA
2.75%, 10/15/20 (a)		200	197,216
BB&T Corp.
2.625%, 6/29/20		45	44,592
BNP Paribas SA
3.80%, 1/10/24 (a)		200	195,748
Capital One Financial Corp.
3.30%, 10/30/24		135	128,737
Citigroup, Inc.
4.044%, 6/01/24		299	300,002
Commonwealth Bank of Australia
2.25%, 3/10/20 (a)		52	51,336
Compass Bank
5.50%, 4/01/20		250	255,905
Cooperatieve Rabobank UA
4.375%, 8/04/25		250	247,225
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		265	261,828
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		118	113,646
3.75%, 5/22/25		53	51,923
3.85%, 7/08/24		210	208,654
Series D
6.00%, 6/15/20		195	203,578
HSBC Holdings PLC
4.25%, 8/18/25		203	199,064
4.375%, 11/23/26		200	196,108
ING Groep NV
4.10%, 10/02/23		200	200,192
JPMorgan Chase & Co.
3.22%, 3/01/25		140	135,562
3.54%, 5/01/28		255	243,227
Lloyds Banking Group PLC
4.582%, 12/10/25		200	196,030
Manufacturers & Traders Trust Co.
2.625%, 1/25/21		250	245,878
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/01/26		200	196,364
Morgan Stanley
3.737%, 4/24/24		75	74,439
5.00%, 11/24/25		60	62,088
Series G
4.35%, 9/08/26		186	184,413

	Principal Amount (000)		U.S. $ Value
MUFG Bank Ltd.
2.30%, 3/05/20 (a)	U.S.$	200	$197,268
PNC Bank NA
2.60%, 7/21/20		250	247,712
Santander Holdings USA, Inc.
4.40%, 7/13/27		140	133,795
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (a)		200	198,726
US Bancorp
Series J
5.30%, 4/15/27 (b)		63	63,101
Wells Fargo & Co.
3.069%, 1/24/23		113	110,202

			6,058,807

Finance - 0.3%
Synchrony Financial
4.50%, 7/23/25		147	142,146

Insurance - 0.8%
American International Group, Inc.
Series A-9
5.75%, 4/01/48		57	55,447
Halfmoon Parent, Inc.
3.75%, 7/15/23 (a)		37	36,943
4.125%, 11/15/25 (a)		45	44,848
4.375%, 10/15/28 (a)		58	57,764
Hartford Financial Services Group, Inc.(The)
5.50%, 3/30/20		31	31,971
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		35	54,455
New York Life Global Funding
1.95%, 2/11/20 (a)		129	127,162

			408,590

REITS - 0.4%
American Tower Corp.
3.40%, 2/15/19		35	35,071
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23		6	5,859
Welltower, Inc.
4.00%, 6/01/25		146	143,956

			184,886

			6,794,429

Industrial - 12.1%
Basic - 1.3%
Eastman Chemical Co.
3.80%, 3/15/25		50	49,393

	Principal Amount (000)		U.S. $ Value
Glencore Funding LLC
4.125%, 5/30/23 (a)	U.S.$	58	$57,850
Mosaic Co. (The)
5.625%, 11/15/43		40	40,957
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (a)		260	253,500
Vale Overseas Ltd.
6.25%, 8/10/26		135	146,640
Yamana Gold, Inc.
4.95%, 7/15/24		81	79,963

			628,303

Capital Goods - 0.5%
Embraer Netherlands Finance BV
5.40%, 2/01/27		85	86,700
General Electric Co.
Series D
5.00%, 1/21/21 (b)		40	39,006
United Technologies Corp.
3.95%, 8/16/25		90	89,645

			215,351

Communications - Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		135	137,249
Cox Communications, Inc.
2.95%, 6/30/23 (a)		51	48,523
Time Warner Cable LLC
4.125%, 2/15/21		200	201,630

			387,402

Communications - Telecommunications - 1.4%
AT&T, Inc.
3.40%, 5/15/25		310	295,015
4.125%, 2/17/26		147	145,224
Verizon Communications, Inc.
4.862%, 8/21/46		75	75,178
Vodafone Group PLC
3.75%, 1/16/24		40	39,546
4.125%, 5/30/25		88	87,381

			642,344

Consumer Cyclical - Automotive - 0.3%
General Motors Financial Co., Inc.
3.10%, 1/15/19		110	110,078
4.00%, 1/15/25		23	22,226
4.30%, 7/13/25		30	29,171

			161,475

Consumer Non-Cyclical - 2.0%
Becton Dickinson and Co.
3.734%, 12/15/24		40	39,167

	Principal Amount (000)		U.S. $ Value
Biogen, Inc.
4.05%, 9/15/25	U.S.$	144	$144,502
CVS Health Corp.
4.10%, 3/25/25		60	59,794
4.30%, 3/25/28		60	59,474
Danone SA
1.691%, 10/30/19 (a)		200	197,064
Mylan NV
3.125%, 11/22/28 (a)	EUR	100	118,507
Reynolds American, Inc.
6.875%, 5/01/20	U.S.$	50	52,675
Tyson Foods, Inc.
2.65%, 8/15/19		39	38,911
3.95%, 8/15/24		123	122,838
Zimmer Biomet Holdings, Inc.
2.70%, 4/01/20		51	50,501
Zoetis, Inc.
3.45%, 11/13/20		45	45,178

			928,611

Energy - 4.2%
Cenovus Energy, Inc.
3.00%, 8/15/22		12	11,540
4.25%, 4/15/27		176	170,137
5.70%, 10/15/19		36	36,836
Encana Corp.
3.90%, 11/15/21		45	45,168
Energy Transfer Partners LP
4.75%, 1/15/26		175	176,468
Enterprise Products Operating LLC
3.70%, 2/15/26		161	158,434
5.20%, 9/01/20		55	56,962
Hess Corp.
4.30%, 4/01/27		109	105,798
Kinder Morgan Energy Partners LP
6.50%, 9/01/39		50	56,621
Kinder Morgan, Inc./DE
3.15%, 1/15/23		150	145,913
4.30%, 3/01/28		91	90,131
Marathon Oil Corp.
6.80%, 3/15/32		100	117,936
Noble Energy, Inc.
3.85%, 1/15/28		30	28,307
3.90%, 11/15/24		107	105,110
4.15%, 12/15/21		40	40,483
Plains All American Pipeline LP/PAA
Finance Corp.
3.60%, 11/01/24		137	131,989
Sabine Pass Liquefaction LLC
5.00%, 3/15/27		80	82,102
5.625%, 3/01/25		161	171,578
TransCanada PipeLines Ltd.
9.875%, 1/01/21		108	122,704
Western Gas Partners LP
4.50%, 3/01/28		30	28,812
4.75%, 8/15/28		20	19,558

	Principal Amount (000)		U.S. $ Value
Williams Cos., Inc. (The)
4.125%, 11/15/20	U.S.$	97	$98,052

			2,000,639

Services - 0.5%
Expedia Group, Inc.
3.80%, 2/15/28		94	86,641
S&P Global, Inc.
4.40%, 2/15/26		127	130,325
Total System Services, Inc.
4.00%, 6/01/23		43	43,236

			260,202

Technology - 1.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24		28	27,218
3.875%, 1/15/27		62	58,436
Dell International LLC/EMC Corp.
5.45%, 6/15/23 (a)		83	87,218
6.02%, 6/15/26 (a)		78	83,310
KLA-Tencor Corp.
4.65%, 11/01/24		134	137,542
Lam Research Corp.
2.80%, 6/15/21		39	38,306
Seagate HDD Cayman
4.75%, 1/01/25		75	71,976

			504,006

			5,728,333

Utility - 0.8%
Electric - 0.8%
Dominion Energy, Inc.
4.70%, 12/01/44		33	33,322
Enel Chile SA
4.875%, 6/12/28		68	68,374
Exelon Generation Co. LLC
2.95%, 1/15/20		81	80,751
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (a)		200	203,250

			385,697

Total Corporates - Investment Grade (cost $12,962,202)			12,908,459

MORTGAGE PASS-THROUGHS - 17.2%
Agency Fixed Rate 15-Year - 2.4%
Federal National Mortgage Association
Series 2016
2.50%, 7/01/31-1/01/32		1,149	1,109,774

Agency Fixed Rate 30-Year - 14.8%
Federal Home Loan Mortgage Corp. Gold
Series 2005
5.50%, 1/01/35		75	81,267

	Principal Amount (000)		U.S. $ Value
Series 2007
5.50%, 7/01/35	U.S.$	22	$23,307
Series 2016
4.00%, 2/01/46		229	233,259
Series 2017
4.00%, 7/01/44		181	184,145
Federal National Mortgage Association
Series 2003
5.50%, 4/01/33-7/01/33		71	76,571
Series 2004
5.50%, 4/01/34-11/01/34		63	68,020
Series 2005
5.50%, 2/01/35		74	80,732
Series 2010
4.00%, 12/01/40		109	110,652
Series 2013
4.00%, 10/01/43		428	435,588
Series 2017
3.50%, 9/01/47		354	348,658
Series 2018
3.50%, 2/01/48-5/01/48		3,645	3,593,088
4.00%, 8/01/48-9/01/48		361	365,207
4.50%, 9/01/48		399	414,257
4.50% FNCL, 10/01/48, TBA		495	510,623
5.00% FNCL, 10/01/48, TBA		230	241,428
Government National Mortgage Association
Series 1994
9.00%, 9/15/24		1	1,109
Series 2016
3.00%, 4/20/46		267	258,938

			7,026,849

Total Mortgage Pass-Throughs (cost $8,246,240)			8,136,623

COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.9%
Non-Agency Fixed Rate CMBS - 9.2%
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.544%, 11/15/50		155	150,805
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class A4
3.283%, 5/10/58		115	111,232
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (a)		260	257,917
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class A5
3.137%, 2/10/48		144	139,695
Series 2015-GC35, Class A4
3.818%, 11/10/48		55	55,412
Series 2016-C1, Class A4
3.209%, 5/10/49		192	185,317
Series 2016-GC36, Class A5
3.616%, 2/10/49		65	64,459
Commercial Mortgage Trust
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		65	62,945

	Principal Amount (000)		U.S. $ Value
Series 2014-UBS3, Class A4
3.819%, 6/10/47	U.S.$	130	$131,438
Series 2014-UBS5, Class A4
3.838%, 9/10/47		130	131,356
Series 2015-CR24, Class A5
3.696%, 8/10/48		65	65,197
Series 2015-DC1, Class A5
3.35%, 2/10/48		80	78,481
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4
3.504%, 6/15/57		100	98,695
Series 2015-C3, Class A4
3.718%, 8/15/48		117	116,505
Series 2015-C4, Class A4
3.808%, 11/15/48		215	215,836
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (a)		226	225,240
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		136	133,641
Series 2018-GS9, Class A4
3.992%, 3/10/51		75	76,030
JP Morgan Chase Commercial Mortgage
Securities Trust
Series 2006-LDP9, Class AM
5.372%, 5/15/47 (c)		24	23,743
Series 2012-C6, Class D
5.312%, 5/15/45 (c)		110	107,581
Series 2012-C6, Class E
5.312%, 5/15/45 (a)(c)		132	116,904
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5
3.775%, 8/15/47		100	100,894
Series 2014-C22, Class XA
1.038%, 9/15/47 (d)		2,812	112,497
Series 2015-C30, Class A5
3.822%, 7/15/48		65	65,689
Series 2015-C31, Class A3
3.801%, 8/15/48		195	196,613
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39 (c)		26	18,020
LSTAR Commercial Mortgage Trust
Series 2016-4, Class A2
2.579%, 3/10/49 (a)		159	153,099
Morgan Stanley Capital I Trust
Series 2016-UB12, Class A4
3.596%, 12/15/49		100	98,424
UBS Commercial Mortgage Trust
Series 2018-C10, Class A4
4.313%, 5/15/51		125	129,066
Series 2018-C8, Class A4
3.983%, 2/15/51		100	100,703
Series 2018-C9, Class A4
4.117%, 3/15/51		125	127,093

	Principal Amount (000)		U.S. $ Value
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45	U.S.$	112	$109,378
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class XA
2.14%, 7/15/48(d)		977	109,924
Series 2016-LC25, Class C
4.583%, 12/15/59 (c)		85	82,015
Series 2016-NXS6, Class C
4.455%, 11/15/49 (c)		100	99,069
WF-RBS Commercial Mortgage Trust
Series 2013-C11, Class XA
1.359%, 3/15/45 (a)(d)		1,314	54,680
Series 2014-C19, Class A5 4.
101%, 3/15/47		130	133,234
Series 2014-C20, Class A2
3.036%, 5/15/47		100	100,095

			4,338,922

Non-Agency Floating Rate CMBS - 2.7%
Ashford Hospitality Trust
Series 2018-KEYS, Class A
3.158% (LIBOR 1 Month + 1.00%),
5/15/35 (a)(e)		100	100,092
Atrium Hotel Portfolio Trust
Series 2018-ATRM, Class A
3.108% (LIBOR 1 Month + 0.95%),
6/15/35 (a)(e)		100	100,154
BAMLL Commercial Mortgage Securities
Trust
Series 2017-SCH, Class AF
3.158% (LIBOR 1 Month + 1.00%),
11/15/33 (a)(c)(e)		185	187,101
BHMS
Series 2018-ATLS, Class A
3.408% (LIBOR 1 Month + 1.25%),
7/15/35 (a)(e)		100	100,127
BX Trust
Series 2017-IMC, Class A
3.208% (LIBOR 1 Month + 1.05%),
10/15/32 (a)(e)		135	135,129
Credit Suisse Mortgage Trust
Series 2016-MFF, Class D
6.758% (LIBOR 1 Month + 4.60%),
11/15/33 (a)(c)(e)		100	100,006
Great Wolf Trust
Series 2017-WOLF, Class A
3.158% (LIBOR 1 Month + 0.85%),
9/15/34 (a)(e)		93	93,030
RETL
Series 2018-RVP, Class A
3.258% (LIBOR 1 Month + 1.10%),
3/15/33 (a)(e)		86	85,823

	Principal Amount (000)		U.S. $ Value
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.378% (LIBOR 1 Month + 1.22%),
11/15/27 (a)(e)	U.S.$	179	$179,285
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class A
3.508% (LIBOR 1 Month + 1.35%),
6/15/29 (a)(e)		211	211,132

			1,291,879

Total Commercial Mortgage-Backed Securities (cost $5,789,485)			5,630,801

GOVERNMENTS - TREASURIES - 11.7%
United States - 11.7%
U.S. Treasury Bonds
2.50%, 2/15/45-5/15/46		363	316,749
2.75%, 11/15/47		158	144,644
2.875%, 11/15/46		26	24,452
3.00%, 11/15/45		1,753	1,690,164
3.125%, 5/15/48		202	199,286
3.50%, 2/15/39		61	64,250
4.50%, 2/15/36		99	117,454
5.375%, 2/15/31		120	148,275
6.25%, 5/15/30		179	233,854
U.S. Treasury Notes
0.875%, 10/15/18		387	386,758
1.25%, 3/31/21		460	442,319
1.375%, 9/30/20		946	919,542
2.25%, 2/15/27		67	62,781
2.625%, 2/28/23		653	644,633
2.875%, 8/15/28		170	167,397

Total Governments - Treasuries (cost $5,946,236)			5,562,558

ASSET-BACKED SECURITIES - 9.2%
Autos - Fixed Rate - 4.7%
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class A2A
1.69%, 12/18/20		31	30,490
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (a)		240	240,115
Series 2016-1A, Class A
2.99%, 6/20/22 (a)		100	98,668
DT Auto Owner Trust
Series 2017-3A, Class A
1.73%, 8/17/20 (a)		9	9,100
Series 2018-1A, Class A
2.59%, 5/17/21 (a)		66	66,330
Exeter Automobile Receivables Trust
Series 2016-3A, Class A
1.84%, 11/16/20 (a)		4	4,045
Series 2016-3A, Class D
6.40%, 7/17/23 (a)		100	102,822

	Principal Amount (000)		U.S. $ Value
Series 2017-1A, Class D
6.20%, 11/15/23 (a)	U.S.$	100	$102,234
Series 2017-2A, Class A
2.11%, 6/15/21 (a)		20	19,747
Series 2017-3A, Class A
2.05%, 12/15/21 (a)		59	58,961
Series 2017-3A, Class C
3.68%, 7/17/23 (a)		60	59,754
Flagship Credit Auto Trust
Series 2016-4, Class D
3.89%, 11/15/22 (a)		125	124,463
Series 2017-3, Class A
1.88%, 10/15/21 (a)		49	48,595
Series 2018-3, Class B
3.59%, 12/16/24 (a)		75	74,809
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (a)		257	255,318
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22		198	195,393
Series 2016-1, Class A1
1.76%, 2/15/21		131	130,583
Series 2017-1, Class A1
2.07%, 5/15/22		115	113,140
Harley-Davidson Motorcycle Trust
Series 2015-1, Class A3
1.41%, 6/15/20		4	4,122
Hertz Vehicle Financing II LP
Series 2015-1A, Class B
3.52%, 3/25/21 (a)		115	114,288
Series 2017-1A, Class A
2.96%, 10/25/21 (a)		125	123,349
Hertz Vehicle Financing LLC
Series 2018-2A, Class A
3.65%, 6/27/22 (a)		125	124,518
Santander Drive Auto Receivables Trust
Series 2017-3, Class A2
1.67%, 6/15/20		11	10,896
Westlake Automobile Receivables Trust
Series 2018-3A, Class A1
2.53%, 9/16/19 (a)		111	111,105

			2,222,845

Other ABS - Fixed Rate - 2.9%
CLUB Credit Trust
Series 2017-P1, Class B
3.56%, 9/15/23 (a)(c)		100	99,501
Series 2017-P2, Class A
2.61%, 1/15/24 (a)(c)		57	57,173
CNH Equipment Trust
Series 2015-A, Class A4
1.85%, 4/15/21		134	133,298

	Principal Amount (000)		U.S. $ Value
Consumer Loan Underlying Bond Credit Trust
Series 2018-P1, Class A
3.39%, 7/15/25 (a)(c)	U.S.$	88	$87,982
Marlette Funding Trust
Series 2017-1A, Class A
2.827%, 3/15/24 (a)(c)		17	17,479
Series 2017-2A, Class A
2.39%, 7/15/24 (a)(c)		33	33,201
Series 2017-3A, Class A
2.36%, 12/15/24 (a)(c)		46	45,819
Series 2017-3A, Class B
3.01%, 12/15/24 (a)(c)		100	99,293
Series 2018-3A, Class A
3.20%, 9/15/28 (a)(c)		116	116,279
SBA Tower Trust
Series 2015-1A,Class C
3.156%, 10/08/20 (a)(c)		147	145,897
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (a)(c)		39	38,524
Series 2016-3, Class A
3.05%, 12/26/25 (a)(c)		45	44,687
Series 2017-1, Class A
3.28%, 1/26/26 (a)(c)		43	42,724
Series 2017-2, Class A
3.28%, 2/25/26 (a)(c)		52	51,808
Series 2017-3, Class A
2.77%, 5/25/26 (a)(c)		60	59,238
Series 2017-4, Class B
3.59%, 5/26/26 (a)(c)		130	126,067
Series 2017-5, Class A2
2.78%, 9/25/26 (a)(c)		110	108,044
SoFi Consumer Loan Program Trust
Series 2018-1, Class A1
2.55%, 2/25/27 (a)(c)		76	75,491

			1,382,505

Credit Cards - Fixed Rate - 1.4%
GE Capital Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		232	231,779
Synchrony Credit Card Master Note Trust
Series 2016-1, Class A
2.04%, 3/15/22		130	129,675
World Financial Network Credit Card Master Trust
Series 2017-B, Class A
1.98%, 6/15/23		110	109,106
Series 2018-A, Class A
3.07%, 12/16/24		130	129,197
Series 2018-B, Class M
3.81%, 7/15/25		70	69,991

			669,748

	Principal Amount (000)		U.S. $ Value
Home Equity Loans - Fixed Rate - 0.1%
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33 (c)	U.S.$	53	$53,010

Home Equity Loans - Floating Rate - 0.1%
Asset Backed Funding Certificates Trust
Series 2003-WF1, Class A2
3.341% (LIBOR 1 Month + 1.13%), 12/25/32 (c)(e)		24	24,181

Total Asset-Backed Securities (cost $4,373,183)			4,352,289

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.4%
Risk Share Floating Rate - 4.8%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2B
8.716% (LIBOR 1 Month + 6.50%), 4/25/26 (e)(f)		13	13,132
Bellemeade Re Ltd.
Series 2017-1, Class M1
3.916% (LIBOR 1 Month + 1.70%), 10/25/27 (a)(e)		113	113,106
Series 2018-2A, Class M1B
3.566% (LIBOR 1 Month + 1.35%), 8/25/28 (a)(e)		150	151,245
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN4, Class M3
6.766% (LIBOR 1 Month + 4.55%), 10/25/24 (e)		192	213,008
Series 2015-HQA1, Class M2
4.866% (LIBOR 1 Month + 2.65%), 3/25/28 (e)		86	87,261
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M2
5.216% (LIBOR 1 Month + 3.00%), 7/25/24 (e)		45	48,480
Series 2014-C04, Class 2M2
7.216% (LIBOR 1 Month + 5.00%), 11/25/24 (e)		44	49,238
Series 2015-C01, Class 1M2
6.516% (LIBOR 1 Month + 4.30%), 2/25/25 (e)		63	69,018
Series 2015-C01, Class 2M2
6.766% (LIBOR 1 Month + 4.55%), 2/25/25 (e)		50	53,701
Series 2015-C02, Class 1M2
6.216% (LIBOR 1 Month + 4.00%), 5/25/25 (e)		78	85,422
Series 2015-C02, Class 2M2
6.216% (LIBOR 1 Month + 4.00%), 5/25/25 (e)		84	90,915

	Principal Amount (000)		U.S. $ Value
Series 2015-C03, Class 1M2
7.216% (LIBOR 1 Month + 5.00%), 7/25/25 (e)	U.S.$	97	$110,433
Series 2015-C03, Class 2M2
7.216% (LIBOR 1 Month + 5.00%), 7/25/25 (e)		77	85,568
Series 2015-C04, Class 1M2
7.916% (LIBOR 1 Month + 5.70%), 4/25/28 (e)		121	140,503
Series 2015-C04, Class 2M2
7.766% (LIBOR 1 Month + 5.55%), 4/25/28 (e)		107	121,363
Series 2016-C01, Class 1M2
8.966% (LIBOR 1 Month + 6.75%), 8/25/28 (e)		160	191,776
Series 2016-C01, Class 2M2
9.166% (LIBOR 1 Month + 6.95%), 8/25/28 (e)		90	106,712
Series 2016-C02, Class 1M2
8.216% (LIBOR 1 Month + 6.00%), 9/25/28 (e)		130	152,939
Series 2016-C03, Class 2M2
8.116% (LIBOR 1 Month + 5.90%), 10/25/28 (e)		173	200,260
Series 2016-C05, Class 2M2
6.666% (LIBOR 1 Month + 4.45%), 1/25/29 (e)		105	117,132
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
7.466% (LIBOR 1 Month + 5.25%), 11/25/25 (e)(f)		45	50,112
Series 2015-WF1, Class 2M2
7.716% (LIBOR 1 Month + 5.50%), 11/25/25 (e)(f)		20	23,536

			2,274,860

Agency Floating Rate - 1.1%
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
4.324% ( 6.54% - LIBOR 1 Month), 12/25/41 (e)(g)		167	28,551
Series 2012-70, Class SA
4.334% ( 6.55% - LIBOR 1 Month), 7/25/42 (e)(g)		308	54,772
Series 2015-90, Class SL
3.934% ( 6.15% - LIBOR 1 Month), 12/25/45 (e)(g)		332	49,335
Series 2016-77, Class DS
3.784% ( 6.00% - LIBOR 1 Month), 10/25/46 (e)(g)		336	51,401
Series 2017-16, Class SG
3.834% ( 6.05% - LIBOR 1 Month), 3/25/47 (e)(g)		332	51,503
Series 2017-26, Class TS

	Principal Amount (000)		U.S. $ Value
3.734% ( 5.95% - LIBOR 1 Month), 4/25/47 (e)(g)	U.S.$	313	$50,389
Series 2017-62, Class AS
3.934% ( 6.15% - LIBOR 1 Month), 8/25/47 (e)(g)		330	52,876
Series 2017-81, Class SA
3.984% ( 6.20% - LIBOR 1 Month), 10/25/47 (e)(g)		324	53,814
Series 2017-97, Class LS
3.984% ( 6.20% - LIBOR 1 Month), 12/25/47 (e)(g)		329	57,022
Government National Mortgage Association
Series 2017-134, Class SE
4.035% ( 6.20% - LIBOR 1 Month), 9/20/47 (e)(g)		277	42,912
Series 2017-65, Class ST
3.985% ( 6.15% - LIBOR 1 Month), 4/20/47 (e)(g)		320	51,895

			544,470

Non-Agency Fixed Rate - 1.1%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35		18	17,449
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		37	31,674
Series 2006-24CB, Class A16
5.75%, 8/01/36		69	58,286
Series 2006-28CB, Class A14
6.25%, 10/25/36		50	41,126
Series 2006-J1, Class 1A13
5.50%, 2/25/36		39	35,397
Chase Mortgage Finance Trust
Series 2007-S5, Class 1A17
6.00%, 7/25/37		24	20,066
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
3.899%, 5/25/35		40	40,216
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-10, Class 1A8
6.00%, 5/25/36		36	29,417
Series 2006-13, Class 1A19
6.25%, 9/25/36		20	16,267
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		56	46,058
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
4.013%, 7/25/36		123	118,772
JP Morgan Mortgage Trust
Series 2007-S3, Class 1A8
6.00%, 8/25/37		33	27,829

	Principal Amount (000)		U.S. $ Value
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5
5.75%, 7/25/37	U.S.$	16	$15,463

			498,020

Non-Agency Floating Rate - 0.3%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
2.406% (LIBOR 1 Month + 0.19%), 12/25/36 (e)		138	81,409
HomeBanc Mortgage Trust
Series 2005-1, Class A1
2.466% (LIBOR 1 Month + 0.25%), 3/25/35 (e)		46	40,219

			121,628

Agency Fixed Rate - 0.1%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
2.518%, 5/28/35 (c)		50	47,067

Total Collateralized Mortgage Obligations (cost $3,352,380)			3,486,045

INFLATION-LINKED SECURITIES - 4.8%
Japan - 1.2%
Japanese Government CPI Linked Bond Series 22
0.10%, 3/10/27	JPY	60,175	553,193

United States - 3.6%
U.S. Treasury Inflation Index
0.375%, 7/15/25 (TIPS)	U.S.$	754	730,328
0.625%, 7/15/21 (TIPS)		369	367,942
1.25%, 7/15/20 (TIPS)		630	636,854

			1,735,124

Total Inflation-Linked Securities (cost $2,332,757)			2,288,317

AGENCIES - 3.3%
Agency Debentures - 3.3%
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20 (cost $1,565,183)		1,677	1,586,325

CORPORATES - NON-INVESTMENT GRADE - 3.2%
Industrial - 2.1%
Communications - Media - 0.1%
CSC Holdings LLC
6.75%, 11/15/21		30	31,633

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 0.5%
Sprint Capital Corp.
6.90%, 5/01/19	U.S.$	210	$213,480

Consumer Cyclical - Other - 0.1%
KB Home
4.75%, 5/15/19		63	63,370

Consumer Non-Cyclical - 0.5%
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		85	84,908
HCA, Inc.
5.375%, 9/01/26		63	63,687
Spectrum Brands, Inc.
5.75%, 7/15/25		69	69,781

			218,376

Energy - 0.6%
Antero Resources Corp.
5.125%, 12/01/22		16	16,242
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		68	49,781
Nabors Industries, Inc.
5.50%, 1/15/23		113	111,390
PDC Energy, Inc.
5.75%, 5/15/26		46	43,772
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23 (a)		69	68,353

			289,538

Technology - 0.2%
Western Digital Corp.
4.75%, 2/15/26		98	94,924

Transportation - Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (a)		52	48,746

			960,067

Financial Institutions - 1.0%
Banking - 0.7%
Barclays Bank PLC
6.86%, 6/15/32 (a)(b)		29	31,566
CIT Group, Inc.
5.25%, 3/07/25		56	57,076
Citigroup, Inc.
5.95%, 1/30/23 (b)		55	56,145
Goldman Sachs Group, Inc. (The)
Series P
5.00%, 11/10/22 (b)		74	70,090
Royal Bank of Scotland Group PLC
2.011% (EURIBOR 3 Month + 2.33%),
12/31/18 (a)(b)(e)	EUR	50	56,021

	Principal Amount (000)		U.S. $ Value
Standard Chartered PLC
3.849% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(b)(e)	U.S.$	100	$83,501

			354,399

Finance - 0.2%
Navient Corp.
6.625%, 7/26/21		95	98,902

Insurance - 0.1%
Voya Financial, Inc.
5.65%, 5/15/53		31	31,207

			484,508

Utility - 0.1%
Electric - 0.1%
AES Corp./VA
4.00%, 3/15/21		49	48,880

Total Corporates - Non-Investment Grade (cost $1,530,162)			1,493,455

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.6%
United States - 0.6%
State of California
Series 2010 7.625%, 3/01/40 (cost $203,033)		200	291,230

	Shares
PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
REITS - 0.2%
Sovereign Real Estate Investment Trust 12.00% (a) (cost $87,658)		93	109,275

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 0.2%
Utility - 0.1%
Electric - 0.1%
Genneia SA
8.75%, 1/20/22 (a)	U.S.$	35	32,637
Terraform Global Operating LLC
6.125%, 3/01/26 (a)		21	20,192

			52,829

Industrial - 0.1%
Energy - 0.1%
Petrobras Global Finance BV
6.25%, 3/17/24		47	47,106

Total Emerging Markets - Corporate Bonds (cost $108,720)			99,935

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - TREASURIES - 0.1%
Argentina - 0.1%
Argentina POM Politica Monetaria
Series POM
42.819% (ARLLMONP), 6/21/20 (e) (cost $56,245)	ARS	900	$25,721

SHORT-TERM INVESTMENTS - 5.7%
Governments - Treasuries - 3.0%
Japan - 3.0%
Japan Treasury Discount Bill
Series 715
Zero Coupon, 10/22/18
(cost $1,433,922)	JPY	160,000	1,408,315

	Shares
Investment Companies - 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.98% (h)(i)(j) (cost $663,489)		663,489	663,489

	Principal Amount (000)
Agency Discount Notes - 1.3%
Federal Home Loan Bank
Zero Coupon, 10/19/18-12/21/18 (cost $632,496)	U.S.$	635	632,463

Total Short-Term Investments (cost $2,729,907)			2,704,267

Total Investments - 102.7% (cost $49,283,391)(k)			48,675,300
Other assets less liabilities - (2.7)%			(1,280,262)

Net Assets - 100.0%			$47,395,038

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at September 30, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	29	December 2018	USD	5,800	$6,124,957	$6,111,297	$(13,660)
U.S. T-Note 5 Yr (CBT) Futures	9	December 2018	USD	900	1,020,120	1,012,289	(7,831)
U.S. T-Note 10 Yr (CBT) Futures	2	December 2018	USD	200	237,690	237,562	(128)
U.S. Ultra Bond (CBT) Futures	8	December 2018	USD	800	1,282,824	1,234,250	(48,574)
Sold Contracts
10 Yr Mini Japan Government Bond Futures	15	December 2018	JPY	150,000	1,984,160	1,981,341	2,819
Euro-BOBL Futures	4	December 2018	EUR	400	611,219	606,997	4,222

							$(63,152)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	120	INR	8,379	12/13/18	$(6,164)
Citibank, NA	BRL	155	USD	37	10/02/18	(979)
Citibank, NA	USD	39	BRL	155	10/02/18	(331)
Citibank, NA	USD	122	INR	8,485	12/13/18	(5,937)
HSBC Bank USA	JPY	184,766	USD	1,670	10/10/18	43,333
Morgan Stanley & Co., Inc.	BRL	155	USD	39	10/02/18	331
Morgan Stanley & Co., Inc.	USD	38	BRL	155	10/02/18	747
Morgan Stanley & Co., Inc.	BRL	155	USD	37	11/05/18	(762)
Standard Chartered Bank	USD	247	KRW	274,976	11/15/18	1,162
Standard Chartered Bank	TWD	15,070	USD	492	12/11/18	(5,097)
State Street Bank & Trust Co.	JPY	13,049	USD	116	10/04/18	1,114
State Street Bank & Trust Co.	JPY	42,355	USD	380	10/10/18	7,294
State Street Bank & Trust Co.	AUD	425	USD	313	10/11/18	5,593
State Street Bank & Trust Co.	EUR	557	USD	657	10/11/18	9,700
State Street Bank & Trust Co.	GBP	101	EUR	113	10/11/18	(1,113)
State Street Bank & Trust Co.	NZD	258	USD	174	10/11/18	2,861
State Street Bank & Trust Co.	USD	144	EUR	126	10/11/18	2,664
State Street Bank & Trust Co.	GBP	216	USD	283	10/12/18	1,636
State Street Bank & Trust Co.	PLN	455	USD	124	10/18/18	581
State Street Bank & Trust Co.	EUR	104	NOK	995	11/15/18	1,479
State Street Bank & Trust Co.	KRW	137,727	USD	123	11/15/18	(1,585)
State Street Bank & Trust Co.	USD	117	NOK	945	11/15/18	(389)
State Street Bank & Trust Co.	USD	47	CAD	61	11/16/18	(31)
State Street Bank & Trust Co.	USD	197	MYR	793	11/29/18	(5,257)

						$50,850

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAIG Series 31, 5 Year Index, 12/20/23*	(1.00)%	Quarterly	0.60%	USD	760	$(14,819)	$(13,991)	$(828)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
EUR	3,380	6/11/20	(0.115%)	6 Month EURIBOR	Annual/ Semi-Annual	$(4,551)
AUD	3,870	6/21/20	2.118%	3 Month BBSW	Quarterly/ Quarterly	(6,853)
NOK	44,100	6/22/20	6 Month NIBOR	1.378%	Semi-Annual/ Annual	(5,042)
EUR	3,140	8/07/20	(0.143%)	6 Month EURIBOR	Annual/ Semi-Annual	97
USD	360	8/22/22	3 Month LIBOR	2.886%	Quarterly/ Semi-Annual	(2,159)
USD	1,200	9/10/23	3 Month LIBOR	2.896%	Quarterly/ Semi-Annual	(9,431)
USD	740	11/10/25	2.256%	3 Month LIBOR	Semi-Annual/ Quarterly	36,069
USD	80	6/28/26	1.460%	3 Month LIBOR	Semi-Annual/ Quarterly	8,859
USD	175	11/08/26	1.657%	3 Month LIBOR	Semi-Annual/ Quarterly	17,576
USD	200	11/09/26	1.672%	3 Month LIBOR	Semi-Annual/ Quarterly	19,863
USD	105	4/26/27	2.287%	3 Month LIBOR	Semi-Annual/ Quarterly	6,071
USD	260	7/12/27	2.355%	3 Month LIBOR	Semi-Annual/ Quarterly	15,532
USD	180	3/28/28	2.920%	3 Month LIBOR	Semi-Annual/ Quarterly	3,204
NOK	4,780	8/31/28	2.186%	6 Month NIBOR	Annual/ Semi-Annual	5,414
USD	290	8/31/28	3 Month LIBOR	2.986%	Quarterly/ Semi-Annual	(3,657)

						$80,992

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Sprint Communications, Inc., 7.000%, 8/15/20, 6/20/19*	(5.00)%	Quarterly	0.29%	USD	98	$(3,473)	$(865)	$(2,608)
Sprint Communications, Inc., 7.000%, 8/15/20, 6/20/19*	(5.00)	Quarterly	0.29	USD	112	(3,968)	(1,024)	(2,944)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.38	USD	3	(23)	38	(61)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	4.07	USD	55	3,262	4,534	(1,272)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	4.07	USD	107	6,345	8,022	(1,677)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	4.07	USD	131	7,768	9,490	(1,722)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	4.07	USD	107	6,345	8,305	(1,960)
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.38	USD	4	(31)	36	(67)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.38	USD	330	(2,568)	4,116	(6,684)
CDX-CMBX.NA.BBB- Series 7, 1/17/47*	(3.00)	Monthly	4.32	USD	350	19,565	22,274	(2,709)
Deutsche Bank AG
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.38	USD	42	(327)	565	(892)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.38	USD	122	(950)	1,276	(2,226)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)%	Monthly	0.38%	USD	408	$(3,176)	$4,304	$(7,480)
Goldman Sachs International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.38	USD	27	(210)	255	(465)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.38	USD	46	(358)	614	(972)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.38	USD	50	(389)	649	(1,038)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.38	USD	99	(771)	1,285	(2,056)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	52	(6,109)	(7,969)	1,860
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	60	(7,044)	(8,377)	1,333
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	31	(3,645)	(4,894)	1,249
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	32	(3,757)	(4,364)	607
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	5	(588)	(828)	240
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	37	(4,344)	(4,356)	12
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	54	(6,339)	(6,357)	18
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	73	(8,570)	(8,404)	(166)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	29	(3,405)	(3,209)	(196)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	107	(12,562)	(12,318)	(244)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.57%	USD	73	$(8,570)	$(8,239)	$(331)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	107	(12,561)	(12,076)	(485)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	78	(9,157)	(8,641)	(516)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	132	(15,497)	(14,550)	(947)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	56	(6,579)	(8,543)	1,964
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	28	(3,287)	(1,991)	(1,296)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	94	(11,035)	(6,253)	(4,782)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	350	(41,090)	(20,829)	(20,261)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	318	(37,355)	(13,378)	(23,977)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.35	USD	135	(1,616)	(2,716)	1,100
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	51	(5,988)	(6,609)	621
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	8	(939)	(964)	25
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	28	(3,287)	(3,293)	6
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	27	(3,170)	(3,175)	5
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	8	(939)	(472)	(467)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.57%	USD	84	$(9,862)	$(9,306)	$(556)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	85	(9,980)	(7,190)	(2,790)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	132	(15,497)	(9,513)	(5,984)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	39	(4,585)	(6,649)	2,064
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	92	(10,801)	(12,543)	1,742
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	28	(3,292)	(4,706)	1,414
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	34	(3,998)	(5,375)	1,377
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	41	(4,813)	(5,738)	925
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	4	(470)	(625)	155
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	4	(470)	(369)	(101)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	16	(1,878)	(1,776)	(102)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	8	(940)	(813)	(127)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	8	(939)	(751)	(188)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	57	(6,692)	(6,245)	(447)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	49	(5,753)	(4,354)	(1,399)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	185	(21,719)	(14,543)	(7,176)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.57%	USD	246	$(28,880)	$(12,371)	$(16,509)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD	35	(4,109)	(2,538)	(1,571)

						$(325,070)	$(214,336)	$(110,734)

*	Termination date

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received		Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG
AUD/JPY 1/14/20*	11.12%	Maturity	AUD	7	$713	$	– 0 –	$713
AUD/JPY 3/03/20*	12.75	Maturity	AUD	4	(1,023)		– 0 –	(1,023)
Goldman Sachs Bank USA
AUD/JPY 3/10/20*	12.90	Maturity	AUD	2	(654)		– 0 –	(654)
AUD/JPY 3/11/20*	12.80	Maturity	AUD	2	(439)		– 0 –	(439)

					$(1,403)	$	– 0 –	$(1,403)

*	Termination date

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the aggregate market value of these securities amounted to $8,536,368 or 18.0% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	IO - Interest Only.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at September 30, 2018.
(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.19% of net assets as of September 30, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
8.716%, 4/25/26	4/29/16	$13,072	$13,132	0.03%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
7.466%, 11/25/25	9/28/15	44,529	50,112	0.11%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
7.716%, 11/25/25	9/28/15	20,201	23,536	0.05%

(g)	Inverse interest only security.
(h)	Affiliated investments.
(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(j)	The rate shown represents the 7-day yield as of period end.
(k)

As of September 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $684,948 and gross unrealized depreciation of investments was $(1,337,314), resulting in net unrealized depreciation of $(652,366).

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARLLMONP	-	Argentina Blended Policy Rate
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rates
NIBOR	-	Norwegian Interbank Offered Rate
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AB Variable Products Series Fund, Inc.

AB Intermediate Bond Portfolio

September 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2018:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$12,908,459		$	– 0	–	$12,908,459
Mortgage Pass-Throughs		– 0	–	8,136,623			– 0	–	8,136,623
Commercial Mortgage-Backed Securities		– 0	–	4,896,362			734,439		5,630,801
Governments - Treasuries		– 0	–	5,562,558			– 0	–	5,562,558
Asset-Backed Securities		– 0	–	3,025,891			1,326,398		4,352,289
Collateralized Mortgage Obligations		– 0	–	3,438,978			47,067		3,486,045
Inflation-Linked Securities		– 0	–	2,288,317			– 0	–	2,288,317
Agencies		– 0	–	1,586,325			– 0	–	1,586,325
Corporates - Non-Investment Grade		– 0	–	1,493,455			– 0	–	1,493,455
Local Governments - US Municipal Bonds		– 0	–	291,230			– 0	–	291,230
Preferred Stocks		– 0	–	109,275			– 0	–	109,275
Emerging Markets - Corporate Bonds		– 0	–	99,935			– 0	–	99,935
Emerging Markets - Treasuries		– 0	–	25,721			– 0	–	25,721
Short-Term Investments:
Governments - Treasuries		– 0	–	1,408,315			– 0	–	1,408,315
Investment Companies		663,489		– 0	–		– 0	–	663,489
Agency Discount Notes		– 0	–	632,463			– 0	–	632,463

Total Investments in Securities		663,489		45,903,907			2,107,904		48,675,300
Other Financial Instruments (a):
Assets:
Futures		7,041		– 0	–		– 0	–	7,041
Forward Currency Exchange Contracts		– 0	–	78,495			– 0	–	78,495
Centrally Cleared Interest Rate Swaps		– 0	–	112,685			– 0	–	112,685
Credit Default Swaps		– 0	–	43,285			– 0	–	43,285
Variance Swaps		– 0	–	713			– 0	–	713
Liabilities:
Futures		(70,193)		– 0	–		– 0	–	(70,193)
Forward Currency Exchange Contracts		– 0	–	(27,645)			– 0	–	(27,645)
Centrally Cleared Credit Default Swaps		– 0	–	(14,819)			– 0	–	(14,819)
Centrally Cleared Interest Rate Swaps		– 0	–	(31,693)			– 0	–	(31,693)
Credit Default Swaps		– 0	–	(368,355)			– 0	–	(368,355)
Variance Swaps		– 0	–	(2,116)			– 0	–	(2,116)

Total (b)		$600,337		$45,694,457			$2,107,904		$48,402,698

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities		Asset-Backed Securities		Collateralized Mortgage Obligations
Balance as of 12/31/17	$774,281		$1,409,964		$46,791
Accrued discounts/(premiums)	(76)		50		– 0	–
Realized gain (loss)	(17,780)		80		– 0	–
Change in unrealized appreciation/depreciation	(5,115)		(11,519)		276
Purchases/Payups	– 0	–	354,973		– 0	–
Sales/Paydowns	(16,871)		(427,150)		– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 9/30/18	$734,439		$1,326,398		$47,067

Net change in unrealized appreciation/depreciation from investments held as of 9/30/18	$(5,749)		$(11,467)		$276

	Total
Balance as of 12/31/17	$2,231,036
Accrued discounts/(premiums)	(26)
Realized gain (loss)	(17,700)
Change in unrealized appreciation/depreciation	(16,358)
Purchases/Payups	354,973
Sales/Paydowns	(444,021)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 9/30/18	$2,107,904

Net change in unrealized appreciation/depreciation from investments held as of 9/30/18	$(16,940)

As of September 30, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2018 is as follows:

Fund	Market Value 12/31/17 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$	– 0	–	$7,312	$6,649	$663	$2

AB Variable Products Series Fund, Inc.

AB International Growth Portfolio

Portfolio of Investments

September 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.8%
Financials - 22.9%
Banks - 10.0%
Credicorp Ltd.	6,343	$1,414,996
HDFC Bank Ltd.	50,347	1,393,276
Svenska Handelsbanken AB-Class A SHS	102,240	1,289,414
Swedbank AB-Class A	65,079	1,609,544

		5,707,230

Capital Markets - 4.6%
London Stock Exchange Group PLC	11,930	712,898
Partners Group Holding AG	2,439	1,933,440

		2,646,338

Consumer Finance - 1.8%
Bharat Financial Inclusion Ltd. (a)	71,270	1,021,930

Insurance - 4.5%
AIA Group Ltd.	168,000	1,498,041
Prudential PLC	48,567	1,113,547

		2,611,588

Thrifts & Mortgage Finance - 2.0%
Housing Development Finance Corp., Ltd.	47,174	1,138,963

		13,126,049

Industrials - 14.7%
Building Products - 4.4%
Cie de Saint-Gobain	16,370	705,563
Kingspan Group PLC	38,725	1,805,661

		2,511,224

Commercial Services & Supplies - 1.8%
China Everbright International Ltd.	1,177,148	1,016,335

Electrical Equipment - 5.0%
Schneider Electric SE	19,618	1,575,266
Vestas Wind Systems A/S	19,340	1,306,538

		2,881,804

Industrial Conglomerates - 3.5%
Siemens AG	15,534	1,986,233

		8,395,596

Information Technology - 12.1%
Electronic Equipment, Instruments & Components - 2.8%
Halma PLC	53,678	1,010,589
Horiba Ltd.	10,800	572,441

		1,583,030

Semiconductors & Semiconductor Equipment - 7.1%
ams AG (a)(b)	10,660	599,995
ASML Holding NV	3,931	738,063
Infineon Technologies AG	50,702	1,153,768
Taiwan Semiconductor Manufacturing Co., Ltd.	186,000	1,587,237

		4,079,063

Company	Shares	U.S. $ Value
Software - 2.2%
Dassault Systemes SE	8,520	$1,274,911

		6,937,004

Consumer Staples - 12.1%
Food & Staples Retailing - 1.7%
Tsuruha Holdings, Inc.	7,800	960,100

Food Products - 5.1%
Kerry Group PLC-Class A	12,990	1,436,565
Nestle SA	17,717	1,474,702

		2,911,267

Household Products - 2.4%
Unicharm Corp.	42,100	1,392,906

Personal Products - 2.9%
Godrej Consumer Products Ltd.	89,537	956,207
Unilever PLC	12,690	697,113

		1,653,320

		6,917,593

Health Care - 10.6%
Health Care Equipment & Supplies - 2.6%
Essilor International Cie Generale d’Optique SA	9,822	1,453,849

Health Care Providers & Services - 2.2%
Apollo Hospitals Enterprise Ltd.	85,962	1,249,638

Life Sciences Tools & Services - 3.7%
Gerresheimer AG	12,047	1,017,029
ICON PLC (a)	6,680	1,027,050
Tecan Group AG	371	87,827

		2,131,906

Pharmaceuticals - 2.1%
Roche Holding AG	3,530	853,608
Vectura Group PLC (a)	351,400	365,316

		1,218,924

		6,054,317

Consumer Discretionary - 8.6%
Auto Components - 5.2%
Aptiv PLC	19,928	1,671,959
Delphi Technologies PLC	22,750	713,440
Valeo SA	13,610	589,325

		2,974,724

Household Durables - 1.7%
Panasonic Corp.	85,100	986,413

Textiles, Apparel & Luxury Goods - 1.7%
Shenzhou International Group Holdings Ltd.	74,000	949,503

		4,910,640

Company	Shares	U.S. $ Value
Utilities - 3.9%
Multi-Utilities - 1.8%
Suez	74,406	$1,058,418

Water Utilities - 2.1%
Beijing Enterprises Water Group Ltd. (a)	1,448,000	771,951
Cia de Saneamento Basico do Estado de Sao Paulo	73,800	431,081

		1,203,032

		2,261,450

Communication Services - 3.6%
Diversified Telecommunication Services - 2.1%
Deutsche Telekom AG	75,657	1,217,974

Interactive Media & Services - 1.5%
Tencent Holdings Ltd.	20,600	841,115

		2,059,089

Materials - 3.5%
Chemicals - 3.5%
Chr Hansen Holding A/S	6,206	629,199
Koninklijke DSM NV	4,405	466,548
Umicore SA	15,760	880,329

		1,976,076

Real Estate - 1.8%
Real Estate Management & Development - 1.8%
SM Prime Holdings, Inc.	1,564,200	1,046,708

Total Common Stocks (cost $44,260,449)		53,684,522

SHORT-TERM INVESTMENTS - 2.9%
Investment Companies - 2.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 1.98% (c)(d)(e) (cost $1,684,785)	1,684,785	1,684,785

Total Investments Before Security Lending Collateral for Securities Loaned - 96.7% (cost $45,945,234)		55,369,307

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%
Investment Companies - 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 1.98% (c)(d)(e) (cost $484,770)	484,770	484,770

Total Investments - 97.6% (cost $46,430,004) (f)		55,854,077
Other assets less liabilities - 2.4%		1,386,077

Net Assets - 100.0%		$57,240,154

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	SEK	12,287	USD	1,357	11/14/18	$(30,509)
Bank of America, NA	USD	504	RUB	33,356	11/14/18	3,320
Bank of America, NA	PHP	50,085	USD	914	12/11/18	(7,191)
Bank of America, NA	INR	10,305	USD	146	12/13/18	5,044
Barclays Bank PLC	CNY	3,222	USD	466	10/25/18	(2,578)
Barclays Bank PLC	USD	175	INR	12,764	12/13/18	(1,487)
BNP Paribas SA	USD	689	CNY	4,741	10/25/18	(145)
BNP Paribas SA	GBP	503	USD	641	11/14/18	(16,296)
BNP Paribas SA	TWD	6,119	USD	200	12/11/18	(2,455)
BNP Paribas SA	USD	713	INR	52,615	12/13/18	3,788
BNP Paribas SA	USD	241	INR	16,812	12/13/18	(11,574)
Citibank, NA	BRL	1,289	USD	322	10/02/18	2,762
Citibank, NA	BRL	1,289	USD	312	10/02/18	(7,067)
Citibank, NA	USD	311	BRL	1,289	10/02/18	8,163
Citibank, NA	USD	322	BRL	1,289	10/02/18	(2,762)
Citibank, NA	USD	307	CNY	2,067	10/25/18	(6,141)
Citibank, NA	USD	311	BRL	1,289	11/05/18	7,177
Citibank, NA	USD	2,749	AUD	3,784	11/14/18	(12,899)
Citibank, NA	USD	4,014	GBP	3,145	11/14/18	93,166
Citibank, NA	USD	2,182	KRW	2,467,876	11/15/18	43,751
Citibank, NA	INR	480,975	USD	6,892	12/13/18	335,083
Credit Suisse International	USD	788	EUR	690	11/14/18	15,993
Goldman Sachs Bank USA	CHF	572	USD	579	11/14/18	(5,506)
Goldman Sachs Bank USA	GBP	417	USD	544	11/14/18	(342)
JPMorgan Chase Bank, NA	USD	4,629	JPY	510,336	11/14/18	(123,425)
Morgan Stanley & Co., Inc.	USD	4,017	CAD	5,271	11/14/18	67,632
Natwest Markets PLC	EUR	4,789	USD	5,468	11/14/18	(110,996)
Standard Chartered Bank	USD	166	CNY	1,155	10/25/18	1,825
Standard Chartered Bank	KRW	197,659	USD	175	11/15/18	(3,720)
Standard Chartered Bank	USD	324	TWD	9,920	12/11/18	3,355
State Street Bank & Trust Co.	CAD	192	USD	146	11/14/18	(2,889)
State Street Bank & Trust Co.	CHF	139	USD	144	11/14/18	1,435
State Street Bank & Trust Co.	CHF	181	USD	184	11/14/18	(669)
State Street Bank & Trust Co.	EUR	766	USD	902	11/14/18	10,081
State Street Bank & Trust Co.	EUR	401	USD	465	11/14/18	(2,599)
State Street Bank & Trust Co.	GBP	114	USD	147	11/14/18	(1,869)
State Street Bank & Trust Co.	JPY	37,817	USD	340	11/14/18	6,507
State Street Bank & Trust Co.	SEK	2,300	USD	264	11/14/18	4,117
State Street Bank & Trust Co.	USD	1,487	JPY	164,602	11/14/18	(34,262)
State Street Bank & Trust Co.	USD	466	MXN	9,083	11/14/18	16,077

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	292	NOK	2,440	11/14/18	$8,033
State Street Bank & Trust Co.	USD	67	NZD	102	11/14/18	529
State Street Bank & Trust Co.	USD	446	ZAR	6,504	11/14/18	11,637

						$262,094

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of September 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $13,263,924 and gross unrealized depreciation of investments was $(3,577,757), resulting in net unrealized appreciation of $9,686,167.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

COUNTRY BREAKDOWN 1

September 30, 2018 (unaudited)

12.0%	France
10.4%	India
9.7%	Germany
7.9%	Switzerland
7.1%	Japan
7.0%	United Kingdom
6.5%	China
6.2%	United States
5.9%	Ireland
5.2%	Sweden
3.5%	Denmark
2.9%	Taiwan
2.7%	Hong Kong
10.0%	Other
3.0%	Short-Term

100.0%	Total Investments

1

All data are as of September 30, 2018. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.6% or less in the following countries: Austria, Belgium, Brazil, Netherlands, Peru and Philippines.

AB Variable Products Series Fund, Inc.

AB International Growth Portfolio

September 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2018:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$2,808,272		$10,317,777		$	– 0	–	$13,126,049
Industrials	1,805,661		6,589,935			– 0	–	8,395,596
Information Technology	– 0	–	6,937,004			– 0	–	6,937,004
Consumer Staples	1,436,565		5,481,028			– 0	–	6,917,593
Health Care	1,027,050		5,027,267			– 0	–	6,054,317
Consumer Discretionary	2,385,399		2,525,241			– 0	–	4,910,640
Utilities	431,081		1,830,369			– 0	–	2,261,450
Communication Services	– 0	–	2,059,089			– 0	–	2,059,089
Materials	– 0	–	1,976,076			– 0	–	1,976,076
Real Estate	– 0	–	1,046,708			– 0	–	1,046,708
Short-Term Investments	1,684,785		– 0	–		– 0	–	1,684,785
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	484,770		– 0	–		– 0	–	484,770

Total Investments in Securities	12,063,583		43,790,494	(a)		– 0	–	55,854,077
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	649,475			– 0	–	649,475
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(387,381)			– 0	–	(387,381)

Total (c)(d)(e)	$12,063,583		$44,052,588			– 0	–	$56,116,171

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	An amount of $2,864,074 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(d)	An amount of $2,100,196 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.
(e)	An amount of $2,148,726 was transferred from Level 2 to Level 1 due to increase in trading volume during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2018 is as follows:

Fund	Market Value 12/31/2017 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/2018 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$5,185	$3,500	$1,685	$8
Government Money Market Portfolio*	1,757	14,919	16,191	485	10

	$1,757	$20,104	$19,691	$2,170	$18

*	Investments of cash collateral for securities lending transactions

AB Variable Products Series Fund, Inc.

AB International Value Portfolio

Portfolio of Investments

September 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.0%
Consumer Discretionary - 17.7%
Auto Components - 5.6%
Hankook Tire Co., Ltd.	109,434	$4,940,330
Magna International, Inc.-Class A	120,220	6,315,157
NGK Spark Plug Co., Ltd.	300,100	8,747,791
Valeo SA	125,830	5,448,549

		25,451,827

Automobiles - 5.0%
Honda Motor Co., Ltd.	236,200	7,113,459
Peugeot SA	322,160	8,690,502
Subaru Corp.	226,600	6,946,262

		22,750,223

Household Durables - 3.4%
Nikon Corp.	355,800	6,685,947
Panasonic Corp.	757,900	8,784,990

		15,470,937

Leisure Products - 1.3%
Amer Sports Oyj (a)	138,506	5,659,874

Textiles, Apparel & Luxury Goods - 2.4%
HUGO BOSS AG	68,260	5,251,590
Pandora A/S	86,250	5,386,177

		10,637,767

		79,970,628

Financials - 17.0%
Banks - 10.1%
Bank of Ireland Group PLC	559,050	4,275,015
BOC Hong Kong Holdings Ltd.	1,494,000	7,090,993
DNB ASA	467,820	9,845,034
Erste Group Bank AG (a)	251,770	10,452,673
ICICI Bank Ltd.	808,790	3,418,940
Mitsubishi UFJ Financial Group, Inc.	1,448,800	9,000,943
Yes Bank Ltd.	466,822	1,186,583

		45,270,181

Capital Markets - 2.5%
Credit Suisse Group AG (a)	757,217	11,362,387

Consumer Finance - 1.2%
Hitachi Capital Corp.	195,400	5,438,765

Insurance - 3.2%
Allianz SE	43,740	9,735,072
PICC Property & Casualty Co., Ltd.-Class H	4,140,000	4,872,414

		14,607,486

		76,678,819

Materials - 12.7%
Chemicals - 5.8%
Air Water, Inc.	232,800	4,272,363
Incitec Pivot Ltd.	1,662,440	4,779,927

Company	Shares	U.S. $ Value
Johnson Matthey PLC	157,200	$7,294,584
Nippon Shokubai Co., Ltd.	86,900	6,752,079
Tosoh Corp.	206,900	3,186,658

		26,285,611

Construction Materials - 1.3%
Buzzi Unicem SpA (b)	285,270	5,915,163

Containers & Packaging - 0.9%
BillerudKorsnas AB (b)	321,910	4,154,605

Metals & Mining - 4.7%
First Quantum Minerals Ltd.	320,090	3,645,356
Gerdau SA (Preference Shares)	1,109,200	4,721,286
Norsk Hydro ASA	1,251,890	7,507,415
Yamato Kogyo Co., Ltd.	166,000	5,147,862

		21,021,919

		57,377,298

Energy - 10.5%
Oil, Gas & Consumable Fuels - 10.5%
JXTG Holdings, Inc.	1,501,600	11,357,786
PetroChina Co., Ltd.-Class H	10,690,000	8,652,442
Repsol SA	353,880	7,044,806
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	408,410	13,992,638
Royal Dutch Shell PLC-Class A	188,044	6,447,736

		47,495,408

Industrials - 10.3%
Aerospace & Defense - 5.9%
Airbus SE	92,120	11,564,989
BAE Systems PLC	846,320	6,939,794
Leonardo SpA	181,564	2,182,256
MTU Aero Engines AG	26,910	6,062,252

		26,749,291

Airlines - 2.9%
Japan Airlines Co., Ltd.	239,700	8,615,324
Qantas Airways Ltd.	989,190	4,216,177

		12,831,501

Electrical Equipment - 0.7%
Signify NV (c)	123,570	3,198,591

Machinery - 0.8%
Glory Ltd.	140,200	3,423,643

		46,203,026

Consumer Staples - 9.8%
Beverages - 0.8%
Coca-Cola Bottlers Japan Holdings, Inc.	136,600	3,655,997

Food Products - 2.7%
Orkla ASA	794,440	6,712,240
WH Group Ltd. (c)	7,711,500	5,413,897

		12,126,137

Company	Shares	U.S. $ Value
Household Products - 1.7%
Henkel AG & Co. KGaA (Preference Shares)	64,660	$7,581,431

Tobacco - 4.6%
British American Tobacco PLC	270,140	12,594,060
Japan Tobacco, Inc.	305,900	7,988,060

		20,582,120

		43,945,685

Information Technology - 6.7%
Communications Equipment - 1.8%
Nokia Oyj	1,483,410	8,247,412

Semiconductors & Semiconductor Equipment - 3.3%
SCREEN Holdings Co., Ltd.	67,800	3,986,692
SUMCO Corp.	222,800	3,245,664
Taiwan Semiconductor Manufacturing Co., Ltd.	875,000	7,466,841

		14,699,197

Technology Hardware, Storage & Peripherals - 1.6%
Samsung Electronics Co., Ltd.	176,140	7,371,609

		30,318,218

Communication Services - 5.9%
Diversified Telecommunication Services - 3.0%
China Unicom Hong Kong Ltd.	5,806,000	6,782,883
Nippon Telegraph & Telephone Corp.	150,700	6,801,143

		13,584,026

Entertainment - 1.7%
Nintendo Co., Ltd.	20,600	7,494,964

Interactive Media & Services - 1.2%
Yahoo Japan Corp.	1,554,800	5,583,499

		26,662,489

Health Care - 5.3%
Pharmaceuticals - 5.3%
Novo Nordisk A/S-Class B	182,690	8,598,316
Ono Pharmaceutical Co., Ltd.	312,900	8,857,100
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	296,110	6,378,209

		23,833,625

Real Estate - 1.1%
Real Estate Management & Development - 1.1%
Aroundtown SA	546,450	4,868,409

Utilities - 1.0%
Electric Utilities - 1.0%
EDP - Energias de Portugal SA	1,163,800	4,294,211

Total Common Stocks (cost $409,069,780)		441,647,816

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.7%
Investment Companies - 1.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 1.98% (d)(e)(f) (cost $7,622,962)	7,622,962	$7,622,962

Total Investments Before Security Lending Collateral for Securities Loaned - 99.7% (cost $416,692,742)		449,270,778

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%
Investment Companies - 1.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 1.98% (d)(e)(f) (cost $7,687,323)	7,687,323	7,687,323

Total Investments - 101.4% (cost $424,380,065) (g)		456,958,101
Other assets less liabilities - (1.4)%		(6,257,794)

Net Assets - 100.0%		$450,700,307

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CAD	961	USD	732	10/16/18	$(12,693)
Bank of America, NA	JPY	2,484,756	USD	22,290	10/16/18	398,442
Bank of America, NA	NOK	4,179	USD	524	10/16/18	10,196
Bank of America, NA	USD	4,542	GBP	3,434	10/16/18	(63,233)
Bank of America, NA	USD	3,769	JPY	418,653	10/16/18	(81,079)
Barclays Bank PLC	EUR	1,163	USD	1,355	10/16/18	3,498
Barclays Bank PLC	JPY	372,858	USD	3,350	10/16/18	65,341
Barclays Bank PLC	USD	950	AUD	1,285	10/16/18	(21,004)
Barclays Bank PLC	USD	1,754	CHF	1,731	10/16/18	12,006
Barclays Bank PLC	USD	6,090	GBP	4,543	10/16/18	(164,682)
Barclays Bank PLC	USD	1,006	JPY	112,590	10/16/18	(13,560)
Barclays Bank PLC	USD	758	NZD	1,124	10/16/18	(12,656)
Barclays Bank PLC	CNY	13,037	USD	1,892	10/25/18	(3,092)
Barclays Bank PLC	JPY	289,396	USD	2,589	1/17/19	18,913
BNP Paribas SA	CAD	1,539	USD	1,187	10/16/18	(4,759)
BNP Paribas SA	USD	3,822	EUR	3,258	10/16/18	(34,689)
BNP Paribas SA	USD	3,304	GBP	2,514	10/16/18	(24,810)
BNP Paribas SA	USD	440	INR	32,165	12/13/18	(1,900)
Citibank, NA	BRL	16,070	USD	4,014	10/02/18	34,436
Citibank, NA	BRL	16,070	USD	3,877	10/02/18	(101,769)
Citibank, NA	USD	3,891	BRL	16,070	10/02/18	88,109
Citibank, NA	USD	4,014	BRL	16,070	10/02/18	(34,436)
Citibank, NA	EUR	1,967	USD	2,303	10/16/18	16,286
Citibank, NA	HKD	10,750	USD	1,372	10/16/18	(1,721)
Citibank, NA	USD	195	AUD	270	10/16/18	289
Citibank, NA	USD	7,414	EUR	6,466	10/16/18	101,312
Citibank, NA	USD	2,719	GBP	2,043	10/16/18	(54,501)
Citibank, NA	USD	687	JPY	77,457	10/16/18	(4,300)
Citibank, NA	CNY	125,443	USD	18,610	10/25/18	371,897
Citibank, NA	BRL	16,070	USD	3,880	11/05/18	(89,482)
Citibank, NA	KRW	10,008,346	USD	8,850	11/15/18	(177,429)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	INR	414,693	USD	5,942	12/13/18	$288,691
Citibank, NA	JPY	257,705	USD	2,319	1/17/19	30,179
Citibank, NA	USD	1,800	EUR	1,517	1/17/19	(22,422)
Citibank, NA	USD	1,211	GBP	920	1/17/19	(5,743)
Credit Suisse International	EUR	905	USD	1,055	10/16/18	3,462
Credit Suisse International	GBP	1,056	USD	1,383	10/16/18	5,614
Credit Suisse International	GBP	7,658	USD	9,802	10/16/18	(185,296)
Credit Suisse International	NOK	37,735	USD	4,527	10/16/18	(112,144)
Credit Suisse International	SEK	22,660	USD	2,538	10/16/18	(14,666)
Credit Suisse International	USD	706	CAD	928	10/16/18	12,277
Credit Suisse International	USD	926	JPY	102,748	10/16/18	(21,141)
Credit Suisse International	USD	4,014	NOK	33,264	10/16/18	75,019
Credit Suisse International	USD	2,243	NOK	18,194	10/16/18	(5,818)
Credit Suisse International	USD	9,174	SEK	83,210	10/16/18	199,562
Credit Suisse International	USD	5,020	SEK	42,852	10/16/18	(192,386)
Deutsche Bank AG	USD	2,444	GBP	1,841	10/16/18	(43,322)
Deutsche Bank AG	USD	1,338	GBP	1,010	1/17/19	(14,060)
Goldman Sachs Bank USA	USD	788	CAD	1,026	10/16/18	6,114
Goldman Sachs Bank USA	USD	2,020	JPY	226,431	10/16/18	(24,833)
Goldman Sachs Bank USA	USD	1,103	SEK	9,704	10/16/18	(10,028)
JPMorgan Chase Bank, NA	EUR	1,125	USD	1,306	10/16/18	(1,412)
JPMorgan Chase Bank, NA	HKD	7,046	USD	899	10/16/18	(1,428)
JPMorgan Chase Bank, NA	JPY	1,111,071	USD	10,073	10/16/18	284,675
JPMorgan Chase Bank, NA	NOK	100,486	USD	12,373	10/16/18	18,916
JPMorgan Chase Bank, NA	SEK	39,589	USD	4,358	10/16/18	(101,500)
JPMorgan Chase Bank, NA	KRW	817,738	USD	734	11/15/18	(3,652)
Morgan Stanley & Co., Inc.	EUR	709	USD	836	10/16/18	11,561
Morgan Stanley & Co., Inc.	ILS	2,887	USD	812	10/16/18	17,437
Morgan Stanley & Co., Inc.	JPY	324,101	USD	2,936	10/16/18	80,715
Morgan Stanley & Co., Inc.	USD	2,055	CHF	2,007	10/16/18	(7,700)
Morgan Stanley & Co., Inc.	TWD	18,262	USD	599	12/11/18	(4,299)
Morgan Stanley & Co., Inc.	HKD	14,315	USD	1,835	1/17/19	3,478
Morgan Stanley & Co., Inc.	USD	1,425	AUD	1,984	1/17/19	10,235
Natwest Markets PLC	CAD	12,385	USD	9,403	10/16/18	(188,926)
Natwest Markets PLC	EUR	919	USD	1,089	10/16/18	20,335
Natwest Markets PLC	ILS	14,037	USD	3,874	10/16/18	10,370
Natwest Markets PLC	USD	744	AUD	1,031	10/16/18	1,685
Natwest Markets PLC	USD	15,422	AUD	20,873	10/16/18	(332,808)
Natwest Markets PLC	USD	15,307	EUR	12,878	10/16/18	(338,357)
Natwest Markets PLC	USD	20,574	GBP	15,576	10/16/18	(259,800)
Natwest Markets PLC	USD	460	INR	33,603	12/13/18	(2,300)
Natwest Markets PLC	USD	1,099	AUD	1,509	1/17/19	(7,468)
Northern Trust Co.	USD	21,410	CHF	21,304	10/16/18	324,169
Standard Chartered Bank	JPY	250,745	USD	2,278	10/16/18	68,727
Standard Chartered Bank	USD	1,836	HKD	14,393	10/16/18	2,765
Standard Chartered Bank	USD	1,522	JPY	167,497	10/16/18	(46,616)
Standard Chartered Bank	USD	497	CNY	3,403	10/25/18	(1,946)
Standard Chartered Bank	USD	1,963	KRW	2,218,982	11/15/18	38,503
Standard Chartered Bank	TWD	196,632	USD	6,426	12/11/18	(66,511)
Standard Chartered Bank	USD	455	INR	33,468	12/13/18	882
State Street Bank & Trust Co.	EUR	9,639	USD	11,360	10/16/18	157,086
State Street Bank & Trust Co.	HKD	3,521	USD	449	10/16/18	(376)
State Street Bank & Trust Co.	NOK	8,657	USD	1,069	10/16/18	4,227
State Street Bank & Trust Co.	NOK	13,260	USD	1,624	10/16/18	(6,173)
State Street Bank & Trust Co.	USD	201	GBP	151	10/16/18	(4,259)
State Street Bank & Trust Co.	JPY	45,500	USD	409	1/17/19	4,817
State Street Bank & Trust Co.	USD	1,363	AUD	1,907	1/17/19	16,719
State Street Bank & Trust Co.	USD	7,107	EUR	5,995	1/17/19	(81,078)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
UBS AG	JPY	193,388	USD	1,762	10/16/18	$57,827
UBS AG	USD	809	JPY	89,400	10/16/18	(21,608)

						$(155,099)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the aggregate market value of these securities amounted to $8,612,488 or 1.9% of net assets.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of September 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $65,363,388 and gross unrealized depreciation of investments was $(32,940,451), resulting in net unrealized appreciation of $32,422,937.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt

COUNTRY BREAKDOWN 1

September 30, 2018 (unaudited)

31.9%	Japan
10.5%	United Kingdom
7.5%	Germany
5.7%	France
5.4%	Norway
4.5%	China
3.1%	Denmark
3.1%	Finland
2.8%	Hong Kong
2.7%	South Korea
2.5%	Switzerland
2.3%	Austria
2.2%	Canada
14.1%	Other
1.7%	Short-Term
100.0%	Total Investments

1

All data are as of September 30, 2018. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.0% or less in the following countries: Australia, Brazil, India, Ireland, Israel, Italy, Netherlands, Portugal, Spain, Sweden and Taiwan.

AB Variable Products Series Fund, Inc.

AB International Value Portfolio

September 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2018:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Consumer Discretionary	$11,701,334		$68,269,294		$	– 0	–	$79,970,628
Financials	– 0	–	76,678,819			– 0	–	76,678,819
Materials	8,366,642		49,010,656			– 0	–	57,377,298
Energy	– 0	–	47,495,408			– 0	–	47,495,408
Industrials	– 0	–	46,203,026			– 0	–	46,203,026
Consumer Staples	– 0	–	43,945,685			– 0	–	43,945,685
Information Technology	– 0	–	30,318,218			– 0	–	30,318,218
Communication Services	– 0	–	26,662,489			– 0	–	26,662,489
Health Care	6,378,209		17,455,416			– 0	–	23,833,625
Real Estate	– 0	–	4,868,409			– 0	–	4,868,409
Utilities	4,294,211		– 0	–		– 0	–	4,294,211
Short-Term Investments	7,622,962		– 0	–		– 0	–	7,622,962

Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	7,687,323		– 0	–		– 0	–	7,687,323
Total Investments in Securities	46,050,681		410,907,420	(a)		– 0	–	456,958,101
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	2,876,772			– 0	–	2,876,772
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(3,031,871)			– 0	–	(3,031,871)

Total (c)(d)	$46,050,681		$410,752,321		$	– 0	–	$456,803,002

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	An amount of $6,815,226 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(d)	An amount of $8,979,582 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2018 is as follows:

Fund	Market Value 12/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$33,253	$25,630	$7,623	$31
Government Money Market Portfolio*	15,541	190,303	198,157	7,687	147

Total	$15,541	$223,556	$223,787	$15,310	$178

*	Investments of cash collateral for securities lending transactions

AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

Portfolio of Investments

September 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 91.2%
Information Technology - 21.9%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	15,607	$4,149,277

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp. - Class A	18,776	1,765,319
Cognex Corp.	5,640	314,825

		2,080,144

IT Services - 8.9%
Cognizant Technology Solutions Corp.-Class A	22,928	1,768,895
Fiserv, Inc. (a)	53,610	4,416,392
PayPal Holdings, Inc. (a)	136,052	11,950,808
Visa, Inc.-Class A	162,166	24,339,495

		42,475,590

Semiconductors & Semiconductor Equipment - 2.9%
Texas Instruments, Inc.	19,700	2,113,613
Xilinx, Inc.	147,503	11,825,315

		13,938,928

Software - 5.2%
Adobe Systems, Inc. (a)	28,540	7,704,373
Microsoft Corp.	146,292	16,731,416

		24,435,789

Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	75,862	17,125,088

		104,204,816

Health Care - 19.4%
Biotechnology - 5.0%
Biogen, Inc. (a)	44,706	15,795,077
Regeneron Pharmaceuticals, Inc. (a)	19,221	7,766,053

		23,561,130

Health Care Equipment & Supplies - 7.5%
Edwards Lifesciences Corp. (a)	83,222	14,488,950
Intuitive Surgical, Inc. (a)	23,192	13,312,208
Stryker Corp.	43,584	7,744,005

		35,545,163

Health Care Providers & Services - 3.7%
UnitedHealth Group, Inc.	66,721	17,750,455

Life Sciences Tools & Services - 0.4%
Mettler-Toledo International, Inc. (a)	3,055	1,860,434

Pharmaceuticals - 2.8%
Zoetis, Inc.	145,678	13,338,277

		92,055,459

Company	Shares	U.S. $ Value
Consumer Discretionary - 15.5%
Hotels, Restaurants & Leisure - 0.4%
Starbucks Corp.	33,290	$1,892,204

Internet & Direct Marketing Retail - 3.3%
Booking Holdings, Inc. (a)	7,810	15,495,040

Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	43,111	3,515,702

Specialty Retail - 7.7%
Home Depot, Inc. (The)	91,061	18,863,286
TJX Cos., Inc. (The)	75,219	8,426,032
Ulta Salon Cosmetics & Fragrance, Inc. (a)	32,600	9,197,112

		36,486,430

Textiles, Apparel & Luxury Goods - 3.4%
NIKE, Inc. - Class B	189,230	16,031,566

		73,420,942

Communication Services - 15.2%
Entertainment - 2.2%
Activision Blizzard, Inc.	77,437	6,441,984
Electronic Arts, Inc. (a)	35,350	4,259,322

		10,701,306

Interactive Media & Services - 11.9%
Alphabet, Inc. - Class C (a)	30,399	36,280,294
Facebook, Inc. - Class A (a)	123,039	20,234,994

		56,515,288

Media - 1.1%
Comcast Corp. - Class A	147,930	5,238,201

		72,454,795

Consumer Staples - 8.1%
Beverages - 4.9%
Constellation Brands, Inc. - Class A	34,690	7,479,858
Monster Beverage Corp. (a)	274,801	16,015,402

		23,495,260

Food & Staples Retailing - 3.2%
Costco Wholesale Corp.	64,330	15,109,831

		38,605,091

Industrials - 6.2%
Building Products - 2.8%
Allegion PLC	85,849	7,775,344
AO Smith Corp.	69,630	3,716,153
Lennox International, Inc.	8,821	1,926,507

		13,418,004

Commercial Services & Supplies - 0.9%
Copart, Inc. (a)	80,868	4,167,128

Company	Shares	U.S. $ Value
Industrial Conglomerates - 1.3%
Roper Technologies, Inc.	21,244	$6,292,685

Machinery - 0.7%
IDEX Corp.	11,440	1,723,550
WABCO Holdings, Inc. (a)	14,642	1,726,878

		3,450,428

Trading Companies & Distributors - 0.5%
Fastenal Co.	38,620	2,240,732

		29,568,977

Financials - 2.5%
Capital Markets - 2.5%
MarketAxess Holdings, Inc.	18,086	3,228,170
S&P Global, Inc.	43,110	8,423,263

		11,651,433

Materials - 2.4%
Chemicals - 2.4%
Sherwin-Williams Co. (The)	25,189	11,466,285

Total Common Stocks (cost $275,337,779)		433,427,798

SHORT-TERM INVESTMENTS - 8.8%
Investment Companies - 8.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 1.98% (b)(c)(d) (cost $41,817,441)	41,817,441	41,817,441

Total Investments - 100.0% (cost $317,155,220) (e)		475,245,239
Other assets less liabilities - 0.0%		(130,381)

Net Assets - 100.0%		$475,114,858

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of September 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $158,989,664 and gross unrealized depreciation of investments was $(899,645), resulting in net unrealized appreciation of $158,090,019.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

September 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2— other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2018:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Common Stocks (a)	$433,427,798		$–0	–	$–0	–	$433,427,798
Short-Term Investments	41,817,441		–0	–	–0	–	41,817,441

Total Investments in Securities	475,245,239		–0	–	–0	–	475,245,239
Other Financial Instruments (b)	–0	–	–0	–	–0	–	–0	–

Total (c)	$475,245,239		$–0	–	$–0	–	$475,245,239

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2018 is as follows:

Fund	Market Value 12/31/17 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$	– 0	–	$67,210	$25,393	$41,817	$203

AB Variable Products Series Fund, Inc.

AB Real Estate Investment Portfolio

Portfolio of Investments

September 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.8%
Real Estate - 97.8%
Diversified REITs - 4.2%
Armada Hoffler Properties, Inc.	51,170	$773,179
Empire State Realty Trust, Inc.-Class A	36,510	606,431
VEREIT, Inc.	99,480	722,225

		2,101,835

Health Care REITs - 10.0%
HCP, Inc.	41,100	1,081,752
Healthcare Realty Trust, Inc.	24,030	703,118
LTC Properties, Inc.	12,680	559,315
Medical Properties Trust, Inc.	66,140	986,147
Sabra Health Care REIT, Inc.	40,030	925,493
Ventas, Inc.	13,570	737,937

		4,993,762

Hotel & Resort REITs - 5.9%
Hersha Hospitality Trust	19,860	450,226
MGM Growth Properties LLC-Class A	16,380	483,046
Park Hotels & Resorts, Inc.	22,960	753,548
RLJ Lodging Trust	35,430	780,523
Summit Hotel Properties, Inc.	34,238	463,240

		2,930,583

Industrial REITs - 10.8%
Duke Realty Corp.	38,000	1,078,060
Monmouth Real Estate Investment Corp.-Class A	17,770	297,114
Prologis, Inc.	35,990	2,439,762
Rexford Industrial Realty, Inc.	21,790	696,409
STAG Industrial, Inc.	31,470	865,425

		5,376,770

Office REITs - 11.3%
Alexandria Real Estate Equities, Inc.	9,870	1,241,548
Brandywine Realty Trust	31,560	496,123
City Office REIT, Inc.	21,200	267,544
Columbia Property Trust, Inc.	37,516	886,878
Corporate Office Properties Trust	23,050	687,582
Highwoods Properties, Inc.	15,070	712,208
JBG SMITH Properties	13,030	479,895
Kilroy Realty Corp.	11,770	843,791

		5,615,569

Real Estate Operating Companies - 1.0%
Essential Properties Realty Trust, Inc.	35,340	501,475

Residential REITs - 17.1%
American Campus Communities, Inc.	17,080	703,013
American Homes 4 Rent-Class A	45,450	994,900
Apartment Investment & Management Co.-Class A	19,160	845,531
Camden Property Trust	12,560	1,175,239
Essex Property Trust, Inc.	6,290	1,551,806
Independence Realty Trust, Inc.	74,290	782,274
Mid-America Apartment Communities, Inc.	13,130	1,315,363
Sun Communities, Inc.	11,065	1,123,540

		8,491,666

Company	Shares	U.S. $ Value
Retail REITs - 14.6%
Agree Realty Corp.	9,190	$488,173
Brixmor Property Group, Inc.	43,550	762,560
National Retail Properties, Inc.	20,840	934,049
Regency Centers Corp.	17,770	1,149,186
Retail Opportunity Investments Corp.	32,070	598,747
Simon Property Group, Inc.	18,770	3,317,597

		7,250,312

Specialized REITs - 22.9%
American Tower Corp.	25,920	3,766,176
Crown Castle International Corp.	16,870	1,878,137
CubeSmart	27,320	779,440
Digital Realty Trust, Inc.	14,280	1,606,214
EPR Properties	8,370	572,592
Equinix, Inc.	4,752	2,057,093
National Storage Affiliates Trust	30,082	765,286

		11,424,938

		48,686,910

Software & Services - 2.0%
IT Consulting & Other Services - 2.0%
InterXion Holding NV (a)	7,410	498,693
Switch, Inc.-Class A (b)	44,510	480,708

		979,401

Total Common Stocks (cost $43,130,441)		49,666,311

SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.98% (c)(d)(e) (cost $262,925)	262,925	262,925

Total Investments Before Security Lending Collateral for Securities Loaned - 100.3% (cost $43,393,366)		49,929,236

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.98% (c)(d)(e) (cost $163,856)	163,856	163,856

U.S. $ Value
Total Investments - 100.6% (cost $43,557,222) (f)	$50,093,092
Other assets less liabilities - (0.6)%	(319,382)

Net Assets - 100.0%	$49,773,710

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of September 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,012,970 and gross unrealized depreciation of investments was $(477,100), resulting in net unrealized appreciation of $6,535,870.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

REIT	-	Real Estate Investment Trust

AB Variable Products Series Fund, Inc.

AB Real Estate Investment Portfolio

September 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$49,666,311		$	– 0	–	$	– 0	–	$49,666,311
Short-Term Investments	262,925			– 0	–		– 0	–	262,925
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	163,856			– 0	–		– 0	–	163,856

Total Investments in Securities	50,093,092			– 0	–		– 0	–	50,093,092
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$50,093,092		$	– 0	–	$	– 0	–	$50,093,092

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2018 is as follows:

Fund	Market Value 12/31/2017 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/2018 (000)	Dividend Income (000)
Government Money Market Portfolio	$	– 0	–	$2,858	$2,595	$263	$1
Government Money Market Portfolio*		– 0	–	1,586	1,422	164	1

	$	– 0	–	$4,444	$4,017	$427	$2

*	Investments of cash collateral for securities lending transactions

AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

Portfolio of Investments

September 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.1%
Health Care - 23.4%
Biotechnology - 11.5%
Adamas Pharmaceuticals, Inc. (a)(b)	16,215	$324,624
Aimmune Therapeutics, Inc. (a)	14,483	395,096
Allakos, Inc. (a)	6,386	287,306
Ascendis Pharma A/S (Sponsored ADR) (a)	5,341	378,463
Audentes Therapeutics, Inc. (a)	11,559	457,621
BeiGene Ltd. (Sponsored ADR) (a)	2,107	362,868
Biohaven Pharmaceutical Holding Co., Ltd. (a)	12,028	451,651
Blueprint Medicines Corp. (a)	7,562	590,290
Clovis Oncology, Inc. (a)	10,590	311,028
Deciphera Pharmaceuticals, Inc. (a)	10,461	405,050
Exact Sciences Corp. (a)	13,925	1,098,961
Loxo Oncology, Inc. (a)	4,507	769,931
Madrigal Pharmaceuticals, Inc. (a)	1,560	334,043
Neurocrine Biosciences, Inc. (a)	6,110	751,224
NuCana PLC (ADR) (a) (b)	11,036	275,017
Rubius Therapeutics, Inc. (a)	12,110	290,640
Sage Therapeutics, Inc. (a)	2,016	284,760
Sarepta Therapeutics, Inc. (a)	3,100	500,681
Spark Therapeutics, Inc. (a) (b)	8,250	450,038
Ultragenyx Pharmaceutical, Inc. (a)	7,603	580,413
Y-mAbs Therapeutics, Inc. (a)	6,935	184,194

		9,483,899

Health Care Equipment & Supplies - 4.1%
iRhythm Technologies, Inc. (a)	14,638	1,385,633
Penumbra, Inc. (a)	4,943	739,967
Tactile Systems Technology, Inc. (a)	16,969	1,205,648

		3,331,248

Health Care Providers & Services - 0.5%
LHC Group, Inc. (a)	4,000	411,960

Health Care Technology - 3.4%
Teladoc Health, Inc. (a)	18,070	1,560,344
Vocera Communications, Inc. (a)	33,667	1,231,539

		2,791,883

Life Sciences Tools & Services - 1.4%
ICON PLC (a)	7,362	1,131,908

Pharmaceuticals - 2.5%
Aerie Pharmaceuticals, Inc. (a)	7,760	477,628
Aquestive Therapeutics, Inc. (a)	16,449	288,022
GW Pharmaceuticals PLC (Sponsored ADR) (a)	2,148	371,045
Intersect ENT, Inc. (a)	21,100	606,625

Company	Shares	U.S. $ Value
Revance Therapeutics, Inc. (a)	12,215	$303,543

		2,046,863

		19,197,761

Information Technology - 22.8%
Communications Equipment - 1.2%
Ciena Corp. (a)	31,620	987,809

Electronic Equipment, Instruments & Components - 1.7%
Littelfuse, Inc.	3,180	629,290
Novanta, Inc. (a)	11,730	802,332

		1,431,622

Semiconductors & Semiconductor Equipment - 2.8%
Monolithic Power Systems, Inc.	7,071	887,623
Silicon Laboratories, Inc. (a)	10,754	987,217
Universal Display Corp.(b)	3,360	396,144

		2,270,984

Software - 16.1%
2U, Inc. (a)	10,497	789,269
Altair Engineering, Inc. - Class A (a)	25,872	1,124,138
Aspen Technology, Inc. (a)	5,373	612,038
Blackline, Inc. (a)	14,792	835,304
Bottomline Technologies DE, Inc. (a)	12,060	876,883
Guidewire Software, Inc. (a)	6,086	614,747
HubSpot, Inc. (a)	7,530	1,136,654
New Relic, Inc. (a)	11,616	1,094,576
Paylocity Holding Corp. (a)	10,739	862,557
Proofpoint, Inc. (a)	8,868	942,934
Q2 Holdings, Inc. (a)	7,713	467,022
Rapid7, Inc. (a)	22,960	847,683
RingCentral, Inc. - Class A (a)	7,560	703,458
SailPoint Technologies Holding, Inc. (a)	34,388	1,169,880
Trade Desk, Inc. (The) - Class A (a)	7,769	1,172,420

		13,249,563

Technology Hardware, Storage & Peripherals - 1.0%
Pure Storage, Inc. - Class A (a)	31,410	815,089

		18,755,067

Consumer Discretionary - 17.5%
Distributors - 1.3%
Pool Corp.	6,257	1,044,168

Diversified Consumer Services - 2.6%
Bright Horizons Family Solutions, Inc. (a)	9,795	1,154,243
Grand Canyon Education, Inc. (a)	9,034	1,019,035

		2,173,278

Hotels, Restaurants & Leisure - 4.2%
Hilton Grand Vacations, Inc. (a)	28,481	942,721

Company	Shares	U.S. $ Value
Planet Fitness, Inc. (a)	28,578	$1,544,070
Wingstop, Inc.	14,426	984,863

		3,471,654

Internet & Direct Marketing Retail - 4.9%
Etsy, Inc. (a)	26,040	1,337,935
GrubHub, Inc. (a)	6,980	967,568
Shutterfly, Inc. (a)	12,890	849,322
Wayfair, Inc. - Class A (a)	5,705	842,457

		3,997,282

Multiline Retail - 1.4%
Ollie’s Bargain Outlet Holdings, Inc. (a)	12,192	1,171,651

Specialty Retail - 3.1%
Five Below, Inc. (a)	13,282	1,727,457
Sleep Number Corp. (a)	21,639	795,882

		2,523,339

		14,381,372

Industrials - 17.3%
Aerospace & Defense - 2.4%
Hexcel Corp.	13,994	938,298
Mercury Systems, Inc. (a)	19,600	1,084,272

		2,022,570

Commercial Services & Supplies - 2.6%
Cimpress NV (a)	6,915	944,658
Tetra Tech, Inc.	17,555	1,199,007

		2,143,665

Construction & Engineering - 1.0%
Dycom Industries, Inc. (a)	9,463	800,570

Industrial Conglomerates - 0.7%
Carlisle Cos., Inc.	4,672	569,050

Machinery - 5.9%
Gardner Denver Holdings, Inc. (a)	29,209	827,783
Gates Industrial Corp. PLC (a)	32,234	628,563
IDEX Corp.	5,652	851,530
Lincoln Electric Holdings, Inc.	10,049	938,979
Nordson Corp.	5,420	752,838
RBC Bearings, Inc. (a)	5,793	871,035

		4,870,728

Road & Rail - 2.4%
Knight-Swift Transportation Holdings, Inc.	25,720	886,825
Saia, Inc. (a)	13,880	1,061,126

		1,947,951

Trading Companies & Distributors - 2.3%
H&E Equipment Services, Inc.	28,533	1,077,977

Company	Shares	U.S. $ Value
SiteOne Landscape Supply, Inc. (a)	10,877	$819,473

		1,897,450

		14,251,984

Financials - 7.4%
Banks - 3.2%
Cadence BanCorp	32,060	837,407
Sterling Bancorp/DE	35,886	789,492
SVB Financial Group (a)	248	77,086
Western Alliance Bancorp (a)	15,522	883,047

		2,587,032

Capital Markets - 2.9%
Hamilton Lane, Inc.-Class A	18,882	836,095
Houlihan Lokey, Inc.	17,800	799,754
Stifel Financial Corp.	14,387	737,478

		2,373,327

Insurance - 1.3%
Trupanion, Inc. (a)(b)	30,698	1,096,839

		6,057,198

Materials - 3.0%
Chemicals - 2.4%
Ingevity Corp. (a)	9,187	935,972
PolyOne Corp.	22,952	1,003,461

		1,939,433

Construction Materials - 0.6%
Summit Materials, Inc.-Class A (a)	29,711	540,146

		2,479,579

Consumer Staples - 2.8%
Food & Staples Retailing - 1.2%
Chefs’ Warehouse, Inc. (The) (a)	28,281	1,028,014

Food Products - 1.6%
Freshpet, Inc. (a) (b)	35,521	1,303,621

		2,331,635

Energy - 2.3%
Energy Equipment & Services - 0.9%
Forum Energy Technologies, Inc. (a)	6,297	65,174
Oil States International, Inc. (a)	19,101	634,153

		699,327

Oil, Gas & Consumable Fuels - 1.4%
Magnolia Oil & Gas Corp. (a)	26,820	402,568
Matador Resources Co. (a)	22,637	748,153

		1,150,721

		1,850,048

Company	Shares	U.S. $ Value
Communication Services - 1.6%
Diversified Telecommunication Services - 1.2%
Vonage Holdings Corp. (a)	68,510	$970,101

Entertainment - 0.4%
Take-Two Interactive Software, Inc. (a)	2,712	374,229

		1,344,330

Total Common Stocks (cost $59,111,307)		80,648,974

SHORT-TERM INVESTMENTS - 1.6%
Investment Companies - 1.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.98% (c)(d)(e) (cost $1,327,928)	1,327,928	1,327,928

Total Investments Before Security Lending Collateral for Securities Loaned - 99.7% (cost $60,439,235)		81,976,902

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.6%
Investment Companies - 3.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.98% (c)(d)(e) (cost $2,977,836)	2,977,836	2,977,836

Total Investments - 103.3% (cost $63,417,071)(f)		84,954,738
Other assets less liabilities - (3.3)%		(2,750,435)

Net Assets - 100.0%		$82,204,303

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of September 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $23,131,517 and gross unrealized depreciation of investments was $(1,593,850), resulting in net unrealized appreciation of $21,537,667.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

September 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1— quoted prices in active markets for identical investments
•	Level 2— other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3— significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$80,648,974		$	– 0	–	$	– 0	–	$80,648,974
Short-Term Investments	1,327,928			– 0	–		– 0	–	1,327,928
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,977,836			– 0	–		– 0	–	2,977,836

Total Investments in Securities	84,954,738			– 0	–		– 0	–	84,954,738
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$84,954,738		$	– 0	–	$	– 0	–	$84,954,738

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2018 is as follows:

Fund	Market Value 12/31/17 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$	– 0	–	$10,020	$8,692	$1,328	$11
Government Money Market Portfolio*		4,718		26,323	28,063	2,978	43

Total		$4,718		$36,343	$36,755	$4,306	$54

*	Investments of cash collateral for securities lending transactions

AB Variable Products Series Fund, Inc.

AB Small/Mid Cap Value Portfolio

Portfolio of Investments

September 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.5%
Financials - 22.3%
Banks - 10.8%
Associated Banc-Corp.	286,320	$7,444,320
Comerica, Inc.	93,110	8,398,522
Huntington Bancshares, Inc./OH	427,050	6,371,586
Sterling Bancorp/DE	405,770	8,926,940
Synovus Financial Corp.	154,520	7,075,471
Texas Capital Bancshares, Inc. (a)	101,815	8,415,010
Umpqua Holdings Corp.	424,753	8,834,862
Webster Financial Corp.	123,342	7,272,244
Zions Bancorporation	223,626	11,214,844

		73,953,799

Consumer Finance - 0.8%
OneMain Holdings, Inc. (a)	159,700	5,367,517

Insurance - 8.3%
American Financial Group, Inc./OH	75,180	8,342,725
Everest Re Group Ltd.	51,150	11,686,240
First American Financial Corp.	116,250	5,997,337
Hanover Insurance Group, Inc. (The)	40,240	4,964,409
Old Republic International Corp.	378,500	8,470,830
Reinsurance Group of America, Inc.-Class A	83,540	12,076,542
Selective Insurance Group, Inc.	91,785	5,828,348

		57,366,431

Thrifts & Mortgage Finance - 2.4%
BankUnited, Inc.	227,440	8,051,376
Essent Group Ltd. (a)	192,438	8,515,382

		16,566,758

		153,254,505

Industrials - 16.2%
Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	79,860	5,091,075

Airlines - 3.6%
Alaska Air Group, Inc.	134,200	9,241,012
Hawaiian Holdings, Inc.	177,720	7,126,572
SkyWest, Inc.	145,451	8,567,064

		24,934,648

Commercial Services & Supplies - 1.0%
Steelcase, Inc.-Class A	383,625	7,097,062

Construction & Engineering - 3.5%
AECOM (a)	171,185	5,590,902
Granite Construction, Inc.	124,760	5,701,532
Quanta Services, Inc. (a)	216,465	7,225,602
Tutor Perini Corp. (a)	285,350	5,364,580

		23,882,616

Electrical Equipment - 2.4%
EnerSys	104,580	9,112,055

Company	Shares	U.S. $ Value
Regal Beloit Corp.	92,340	$7,613,433

		16,725,488

Machinery - 2.6%
Oshkosh Corp.	101,190	7,208,776
SPX FLOW, Inc. (a)	98,730	5,133,960
Terex Corp.	133,710	5,336,366

		17,679,102

Road & Rail - 0.8%
Werner Enterprises, Inc.	149,620	5,289,067

Trading Companies & Distributors - 1.6%
BMC Stock Holdings, Inc. (a)	222,220	4,144,403
MRC Global, Inc. (a)	345,580	6,486,537

		10,630,940

		111,329,998

Information Technology - 15.0%
Communications Equipment - 2.4%
Finisar Corp. (a)	383,280	7,301,484
Infinera Corp. (a)	433,132	3,161,864
NetScout Systems, Inc. (a)	243,268	6,142,517

		16,605,865

Electronic Equipment, Instruments & Components - 3.6%
Anixter International, Inc. (a)	92,290	6,487,987
Avnet, Inc.	196,060	8,777,606
CDW Corp./DE	39,930	3,550,576
Sanmina Corp. (a)	205,050	5,659,380

		24,475,549

IT Services - 3.5%
Amdocs Ltd.	103,130	6,804,518
Booz Allen Hamilton Holding Corp.	144,186	7,155,951
Genpact Ltd.	321,620	9,844,788

		23,805,257

Semiconductors & Semiconductor Equipment - 2.6%
Cypress Semiconductor Corp.	402,740	5,835,703
MaxLinear, Inc. - Class A (a)	224,105	4,455,207
Mellanox Technologies Ltd. (a)	45,510	3,342,709
Qorvo, Inc. (a)	57,190	4,397,339

		18,030,958

Software - 1.5%
Verint Systems, Inc. (a)	208,600	10,450,860

Technology Hardware, Storage & Peripherals - 1.4%
NCR Corp. (a)	339,607	9,648,235

		103,016,724

Company	Shares	U.S. $ Value
Energy - 9.6%
Energy Equipment & Services - 3.9%
Dril-Quip, Inc. (a)	96,789	$5,057,225
Helix Energy Solutions Group, Inc. (a)	333,230	3,292,313
Oil States International, Inc. (a)	224,320	7,447,424
Patterson-UTI Energy, Inc.	288,130	4,929,904
RPC, Inc. (b)	399,610	6,185,963

		26,912,829

Oil, Gas & Consumable Fuels - 5.7%
HollyFrontier Corp.	71,060	4,967,094
Oasis Petroleum, Inc. (a)	654,630	9,282,653
QEP Resources, Inc. (a)	868,472	9,831,103
SM Energy Co.	278,590	8,783,943
SRC Energy, Inc. (a)	702,200	6,242,558

		39,107,351

		66,020,180

Consumer Discretionary - 8.6%
Auto Components - 1.6%
Cooper-Standard Holdings, Inc. (a)	61,669	7,399,047
Lear Corp.	25,137	3,644,865

		11,043,912

Diversified Consumer Services - 1.5%
Houghton Mifflin Harcourt Co. (a)	446,125	3,122,875
Sotheby’s (a)	146,570	7,209,778

		10,332,653

Hotels, Restaurants & Leisure - 1.2%
Bloomin’ Brands, Inc.	397,349	7,863,537

Household Durables - 1.7%
Lennar Corp. - Class A	152,333	7,112,428
Taylor Morrison Home Corp.-Class A (a)	256,500	4,627,260

		11,739,688

Specialty Retail - 2.0%
Michaels Cos., Inc. (The) (a)	323,090	5,243,751
Signet Jewelers Ltd.	131,350	8,659,905

		13,903,656

Textiles, Apparel & Luxury Goods - 0.6%
Skechers U.S.A., Inc.-Class A (a)	149,680	4,180,562

		59,064,008

Real Estate - 8.0%
Equity Real Estate Investment Trusts (REITs) - 8.0%
American Campus Communities, Inc.	203,366	8,370,544
Camden Property Trust	103,547	9,688,893
CubeSmart	277,189	7,908,202
Empire State Realty Trust, Inc.-Class A	449,601	7,467,873
Gramercy Property Trust	163,178	4,477,604

Company	Shares	U.S. $ Value
STAG Industrial, Inc.	320,460	$8,812,650
Sun Communities, Inc.	85,709	8,702,892

		55,428,658

Health Care - 4.8%
Health Care Providers & Services - 3.4%
LifePoint Health, Inc. (a)	131,635	8,477,294
Molina Healthcare, Inc. (a)	50,852	7,561,692
WellCare Health Plans, Inc. (a)	23,003	7,372,232

		23,411,218

Life Sciences Tools & Services - 1.4%
ICON PLC (a)	61,598	9,470,692

		32,881,910

Utilities - 4.6%
Electric Utilities - 3.0%
Alliant Energy Corp.	183,114	7,795,163
PNM Resources, Inc.	151,690	5,984,171
Portland General Electric Co.	140,420	6,404,556

		20,183,890

Gas Utilities - 0.9%
Southwest Gas Holdings, Inc.	81,220	6,418,816

Multi-Utilities - 0.7%
Black Hills Corp.	83,775	4,866,490

		31,469,196

Materials - 4.4%
Chemicals - 2.1%
Orion Engineered Carbons SA	166,620	5,348,502
Stepan Co.	4,404	383,192
Trinseo SA	110,870	8,681,121

		14,412,815

Containers & Packaging - 1.2%
Graphic Packaging Holding Co.	577,200	8,086,572

Metals & Mining - 1.1%
Alcoa Corp. (a)	197,090	7,962,436

		30,461,823

Consumer Staples - 4.4%
Beverages - 1.2%
Cott Corp.	496,309	8,015,390

Food & Staples Retailing - 1.1%
US Foods Holding Corp. (a)	243,250	7,496,965

Food Products - 2.1%
Ingredion, Inc.	60,650	6,365,824
Nomad Foods Ltd. (a)	417,130	8,451,054

		14,816,878

		30,329,233

Company	Shares	U.S. $ Value
Communication Services - 0.6%
Media - 0.6%
Scholastic Corp.	94,320	$4,403,801

Total Common Stocks (cost $543,209,573)		677,660,036

SHORT-TERM INVESTMENTS - 1.8%
Investment Companies - 1.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.98% (c)(d)(e) (cost $12,557,498)	12,557,498	12,557,498

Total Investments Before Security Lending Collateral for Securities Loaned - 100.3% (cost $555,767,071)		690,217,534

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%
Investment Companies - 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.98% (c)(d)(e) (cost $6,393,760)	6,393,760	6,393,760

Total Investments - 101.2% (cost $562,160,831) (f)		696,611,294
Other assets less liabilities - (1.2)%		(8,566,562)

Net Assets - 100.0%		$688,044,732

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of September 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $153,159,338 and gross unrealized depreciation of investments was $(18,708,875), resulting in net unrealized appreciation of $134,450,463.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Variable Products Series Fund, Inc.

AB Small/Mid Cap Value Portfolio

September 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$677,660,036		$	– 0	–	$	– 0	–	$677,660,036
Short-Term Investments	12,557,498			– 0	–		– 0	–	12,557,498
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	6,393,760			– 0	–		– 0	–	6,393,760

Total Investments in Securities	696,611,294			– 0	–		– 0	–	696,611,294
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$696,611,294		$	– 0	–	$	– 0	–	$696,611,294

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2018 is as follows:

Fund	Market Value		Purchases	Sales	Market Value	Dividend
	12/31/17		at Cost	Proceeds	9/30/18	Income
	(000)		(000)	(000)	(000)	(000)
Government Money Market Portfolio	$ – 0	–	$46,965	$34,408	$12,557	$46
Government Money Market Portfolio*	18,302		128,925	140,833	6,394	112

Total	$18,302		$175,890	$175,241	$18,951	$158

*	Investments of cash collateral for securities lending transactions

AB Variable Products Series Fund, Inc.

AB Value Portfolio

Portfolio of Investments

September 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 100.2%
Financials - 23.6%
Banks - 10.8%
Bank of America Corp.	71,621	$2,109,955
Comerica, Inc.	10,192	919,318
Wells Fargo & Co.	53,516	2,812,801
Zions Bancorporation	20,962	1,051,244

		6,893,318

Capital Markets - 1.1%
Goldman Sachs Group, Inc. (The)	2,982	668,684

Consumer Finance - 5.1%
Capital One Financial Corp.	17,699	1,680,166
OneMain Holdings, Inc. (a)	17,967	603,871
Synchrony Financial	31,718	985,796

		3,269,833

Insurance - 6.6%
American International Group, Inc.	34,595	1,841,838
Everest Re Group Ltd.	4,279	977,623
Fidelity National Financial, Inc.	35,401	1,393,029

		4,212,490

		15,044,325

Information Technology - 13.6%
Communications Equipment - 5.0%
Finisar Corp. (a)	26,826	511,035
Juniper Networks, Inc.	47,528	1,424,414
Nokia Oyj (Sponsored ADR)-Class A	220,141	1,228,387

		3,163,836

Software - 4.9%
Oracle Corp.	61,336	3,162,484

Technology Hardware, Storage & Peripherals - 3.7%
HP, Inc.	51,971	1,339,293
NCR Corp. (a)	14,649	416,178
Xerox Corp.	22,966	619,623

		2,375,094

		8,701,414

Health Care - 12.6%
Biotechnology - 2.8%
Gilead Sciences, Inc.	23,061	1,780,540

Health Care Providers & Services - 5.3%
Aetna, Inc.	5,443	1,104,112
Cigna Corp.	7,621	1,587,073
McKesson Corp.	5,001	663,383

		3,354,568

Pharmaceuticals - 4.5%
AstraZeneca PLC (Sponsored ADR)	21,217	839,557
Novo Nordisk A/S (Sponsored ADR)	27,524	1,297,481

Company	Shares	U.S. $ Value
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	33,952	$731,326

		2,868,364

		8,003,472

Energy - 12.4%
Energy Equipment & Services - 2.0%
Dril-Quip, Inc. (a)	6,985	364,966
RPC, Inc. (b)	58,084	899,141

		1,264,107

Oil, Gas & Consumable Fuels - 10.4%
Cimarex Energy Co.	5,947	552,714
Devon Energy Corp.	23,611	943,023
EOG Resources, Inc.	19,906	2,539,408
Hess Corp.	15,198	1,087,873
Marathon Petroleum Corp.	19,074	1,525,348

		6,648,366

		7,912,473

Communication Services - 10.3%
Entertainment - 2.2%
Twenty-First Century Fox, Inc.-Class A	30,698	1,422,238

Media - 5.2%
Charter Communications, Inc.-Class A (a)	3,445	1,122,657
Comcast Corp.-Class A	61,425	2,175,059

		3,297,716

Wireless Telecommunication Services - 2.9%
T-Mobile US, Inc. (a)	26,252	1,842,366

		6,562,320

Consumer Staples - 6.3%
Beverages - 1.8%
PepsiCo, Inc.	10,144	1,134,099

Food & Staples Retailing - 1.2%
US Foods Holding Corp. (a)	25,623	789,701

Tobacco - 3.3%
British American Tobacco PLC (Sponsored ADR)	14,295	666,576
Philip Morris International, Inc.	17,299	1,410,560

		2,077,136

		4,000,936

Industrials - 5.3%
Aerospace & Defense - 2.9%
Raytheon Co.	9,126	1,885,979

Airlines - 1.2%
JetBlue Airways Corp. (a)	38,496	745,283

Machinery - 1.2%
Oshkosh Corp.	10,533	750,371

		3,381,633

Company	Shares	U.S. $ Value
Consumer Discretionary - 4.9%
Auto Components - 2.4%
Lear Corp.	3,665	$531,425
Magna International, Inc. - Class A	19,759	1,037,940

		1,569,365

Specialty Retail - 1.7%
Michaels Cos., Inc. (The) (a)	25,459	413,200
Signet Jewelers Ltd.	10,040	661,937

		1,075,137

Textiles, Apparel & Luxury Goods - 0.8%
Skechers U.S.A., Inc. - Class A (a)	18,112	505,868

		3,150,370

Utilities - 4.8%
Electric Utilities - 3.4%
American Electric Power Co., Inc.	19,955	1,414,410
Edison International	10,811	731,689

		2,146,099

Multi-Utilities - 1.4%
NiSource, Inc.	35,873	893,955

		3,040,054

Materials - 3.9%
Chemicals - 2.8%
CF Industries Holdings, Inc.	12,336	671,572
Mosaic Co. (The)	34,269	1,113,057

		1,784,629

Metals & Mining - 1.1%
Alcoa Corp. (a)	18,003	727,321

		2,511,950

Real Estate - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.5%
CubeSmart	8,881	253,375
Mid-America Apartment Communities, Inc.	6,670	668,201
Sun Communities, Inc.	6,763	686,715

		1,608,291

Total Common Stocks (cost $53,425,234)		63,917,238

SHORT-TERM INVESTMENTS - 0.0%
Investment Companies - 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 1.98% (c)(d)(e) (cost $2,647)	2,647	2,647

	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 100.2% (cost $53,427,881)		$63,919,885

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%
Investment Companies - 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 1.98% (c)(d)(e) (cost $265,536)	265,536	265,536

Total Investments - 100.6% (cost $53,693,417) (f)		64,185,421
Other assets less liabilities - (0.6)%		(395,787)

Net Assets - 100.0%		$63,789,634

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of September 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $13,232,653 and gross unrealized depreciation of investments was $(2,740,649), resulting in net unrealized appreciation of $10,492,004.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Value Portfolio

September 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$63,917,238		$	– 0	–	$	– 0	–	$63,917,238
Short-Term Investments	2,647			– 0	–		– 0	–	2,647
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	265,536			– 0	–		– 0	–	265,536

Total Investments in Securities	64,185,421			– 0	–		– 0	–	64,185,421
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$64,185,421		$	– 0	–	$	– 0	–	$64,185,421

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2018 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	12/31/2017	at Cost	Proceeds	9/30/2018	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$0	$5,888	$5,885	$3	$2
Government Money Market Portfolio*	1,364	14,179	15,277	266	8

	$1,364	$20,067	$21,162	$269	$10

*	Investments of cash collateral for securities lending transactions

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Variable Products Series Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 21, 2018